UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05742

Name of Fund:  BlackRock FundsSM
BlackRock Emerging Markets ex-China Fund
BlackRock Sustainable Advantage Emerging Markets Equity Fund
BlackRock Sustainable Advantage Global Equity Fund
BlackRock Sustainable Advantage International Equity Fund
BlackRock Tactical Opportunities Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock FundsSM, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2025

Date of reporting period: 04/30/2025

Item 1 – Report to Stockholders

(a) The Report to Shareholders is attached herewith.
BlackRock Emerging Markets ex-China Fund

Institutional Shares | MAECX

Annual Shareholder Report — April 30, 2025

This annual shareholder report contains important information about BlackRock Emerging Markets ex-China Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$82	0.83%

How did the Fund perform last year?

  For the reporting period ended April 30, 2025, the Fund's Institutional Shares returned (3.29)%.

  For the same period, the MSCI Emerging Markets ex China Index returned 3.31%.

What contributed to performance?

Holdings in Taiwan and the United Arab Emirates (“UAE”) contributed to absolute performance. At the sector level, real estate and materials were the primary contributors. Taiwan Semiconductor Manufacturing Co. Ltd. which rallied on optimism about AI-driven demand for semiconductors, was the leading contributor at the individual stock level. The UAE property developer Emaar Properties PJSC—which was boosted by strong third quarter earnings results and the announcement of a higher-than-expected dividend—also contributed.

What detracted from performance?

Holdings in South Korea and Brazil detracted from results. In terms of sectors, consumer discretionary and consumer staples were the primary detractors. At the individual stock level, the multinational clothing producer Puma SE was the largest detractor. The stock was hurt by the combination of weakening consumer demand and rising competition. The Brazilian integrated healthcare operator Hapvida Participações e Investimentos S.A. also detracted as the company faced growing operating expenses. Volatility in Brazil’s equity market also impacted the stock as the country continued to face economic challenges, such as elevated inflation.

The Fund used derivatives to implement its stock selection strategy more efficiently. This aspect of the Fund’s approach had a marginal negative impact on performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: March 29, 2023 through April 30, 2025

Initial Investment of $10,000

	Institutional Shares	MSCI Emerging Markets ex China Index
Feb 23	$10,000	$10,000
Mar 23	$10,140	$10,102
Apr 23	$10,350	$10,185
May 23	$10,630	$10,328
Jun 23	$11,190	$10,713
Jul 23	$11,530	$11,178
Aug 23	$11,030	$10,627
Sep 23	$10,780	$10,356
Oct 23	$10,360	$9,970
Nov 23	$11,410	$11,001
Dec 23	$12,097	$11,705
Jan 24	$11,717	$11,414
Feb 24	$12,076	$11,819
Mar 24	$12,476	$12,174
Apr 24	$12,128	$11,977
May 24	$12,139	$11,965
Jun 24	$12,582	$12,690
Jul 24	$12,653	$12,797
Aug 24	$12,834	$13,029
Sep 24	$12,802	$13,193
Oct 24	$12,461	$12,681
Nov 24	$12,120	$12,267
Dec 24	$11,675	$12,121
Jan 25	$11,751	$12,379
Feb 25	$11,317	$11,908
Mar 25	$11,306	$11,913
Apr 25	$11,729	$12,373

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Institutional Shares ...
	(3.29)%	7.94%
MSCI Emerging Markets ex China Index...
	3.31	10.75

Key Fund statistics

Net Assets...
$9,769,497
Number of Portfolio Holdings...
95
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
86%

The Fund commenced operations on March 29, 2023.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2025)

Geographic allocation

Country/Geographic Region	Percent of Net Assets
India...
20.6%
Taiwan...
19.8
Brazil...
11.2
South Korea...
8.0
Republic of Turkiye...
5.3
Mexico...
4.4
Poland...
3.6
Malaysia...
2.7
Indonesia...
2.6
Philippines...
2.4
OtherFootnote Reference(a)...
14.7
Short-Term Securities...
4.6
Other Assets Less Liabilities...
0.1
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Emerging Markets ex-China Fund

Institutional Shares | MAECX

Annual Shareholder Report — April 30, 2025

MAECX-04/25-AR

BlackRock Emerging Markets ex-China Fund

Investor A Shares | MXCAX

Annual Shareholder Report — April 30, 2025

This annual shareholder report contains important information about BlackRock Emerging Markets ex-China Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$109	1.11%

How did the Fund perform last year?

  For the reporting period ended April 30, 2025, the Fund's Investor A Shares returned (3.54)%.

  For the same period, the MSCI Emerging Markets ex China Index returned 3.31%.

What contributed to performance?

Holdings in Taiwan and the United Arab Emirates (“UAE”) contributed to absolute performance. At the sector level, real estate and materials were the primary contributors. Taiwan Semiconductor Manufacturing Co. Ltd. which rallied on optimism about AI-driven demand for semiconductors, was the leading contributor at the individual stock level. The UAE property developer Emaar Properties PJSC—which was boosted by strong third quarter earnings results and the announcement of a higher-than-expected dividend—also contributed.

What detracted from performance?

Holdings in South Korea and Brazil detracted from results. In terms of sectors, consumer discretionary and consumer staples were the primary detractors. At the individual stock level, the multinational clothing producer Puma SE was the largest detractor. The stock was hurt by the combination of weakening consumer demand and rising competition. The Brazilian integrated healthcare operator Hapvida Participações e Investimentos S.A. also detracted as the company faced growing operating expenses. Volatility in Brazil’s equity market also impacted the stock as the country continued to face economic challenges, such as elevated inflation.

The Fund used derivatives to implement its stock selection strategy more efficiently. This aspect of the Fund’s approach had a marginal negative impact on performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: March 29, 2023 through April 30, 2025

Initial Investment of $10,000

	Investor A Shares	MSCI Emerging Markets ex China Index
Feb 23	$9,475	$10,000
Mar 23	$9,608	$10,102
Apr 23	$9,797	$10,185
May 23	$10,072	$10,328
Jun 23	$10,593	$10,713
Jul 23	$10,915	$11,178
Aug 23	$10,441	$10,627
Sep 23	$10,205	$10,356
Oct 23	$9,807	$9,970
Nov 23	$10,792	$11,001
Dec 23	$11,432	$11,705
Jan 24	$11,073	$11,414
Feb 24	$11,422	$11,819
Mar 24	$11,791	$12,174
Apr 24	$11,462	$11,977
May 24	$11,472	$11,965
Jun 24	$11,891	$12,690
Jul 24	$11,949	$12,797
Aug 24	$12,110	$13,029
Sep 24	$12,080	$13,193
Oct 24	$11,757	$12,681
Nov 24	$11,435	$12,267
Dec 24	$11,016	$12,121
Jan 25	$11,077	$12,379
Feb 25	$10,667	$11,908
Mar 25	$10,657	$11,913
Apr 25	$11,057	$12,373

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Investor A Shares ...
	(3.54)%	7.68%
Investor A Shares (with sales charge)...
	(8.60)	4.93
MSCI Emerging Markets ex China Index...
	3.31	10.75

Key Fund statistics

Net Assets...
$9,769,497
Number of Portfolio Holdings...
95
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
86%

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.

The Fund commenced operations on March 29, 2023.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2025)

Geographic allocation

Country/Geographic Region	Percent of Net Assets
India...
20.6%
Taiwan...
19.8
Brazil...
11.2
South Korea...
8.0
Republic of Turkiye...
5.3
Mexico...
4.4
Poland...
3.6
Malaysia...
2.7
Indonesia...
2.6
Philippines...
2.4
OtherFootnote Reference(a)...
14.7
Short-Term Securities...
4.6
Other Assets Less Liabilities...
0.1
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Emerging Markets ex-China Fund

Investor A Shares | MXCAX

Annual Shareholder Report — April 30, 2025

MXCAX-04/25-AR

BlackRock Emerging Markets ex-China Fund

Class K Shares | MKECX

Annual Shareholder Report — April 30, 2025

This annual shareholder report contains important information about BlackRock Emerging Markets ex-China Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$80	0.81%

How did the Fund perform last year?

  For the reporting period ended April 30, 2025, the Fund's Class K Shares returned (3.19)%.

  For the same period, the MSCI Emerging Markets ex China Index returned 3.31%.

What contributed to performance?

Holdings in Taiwan and the United Arab Emirates (“UAE”) contributed to absolute performance. At the sector level, real estate and materials were the primary contributors. Taiwan Semiconductor Manufacturing Co. Ltd. which rallied on optimism about AI-driven demand for semiconductors, was the leading contributor at the individual stock level. The UAE property developer Emaar Properties PJSC—which was boosted by strong third quarter earnings results and the announcement of a higher-than-expected dividend—also contributed.

What detracted from performance?

Holdings in South Korea and Brazil detracted from results. In terms of sectors, consumer discretionary and consumer staples were the primary detractors. At the individual stock level, the multinational clothing producer Puma SE was the largest detractor. The stock was hurt by the combination of weakening consumer demand and rising competition. The Brazilian integrated healthcare operator Hapvida Participações e Investimentos S.A. also detracted as the company faced growing operating expenses. Volatility in Brazil’s equity market also impacted the stock as the country continued to face economic challenges, such as elevated inflation.

The Fund used derivatives to implement its stock selection strategy more efficiently. This aspect of the Fund’s approach had a marginal negative impact on performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: March 29, 2023 through April 30, 2025

Initial Investment of $10,000

	Class K Shares	MSCI Emerging Markets ex China Index
Feb 23	$10,000	$10,000
Mar 23	$10,140	$10,102
Apr 23	$10,350	$10,185
May 23	$10,630	$10,328
Jun 23	$11,190	$10,713
Jul 23	$11,530	$11,178
Aug 23	$11,030	$10,627
Sep 23	$10,790	$10,356
Oct 23	$10,370	$9,970
Nov 23	$11,420	$11,001
Dec 23	$12,101	$11,705
Jan 24	$11,721	$11,414
Feb 24	$12,080	$11,819
Mar 24	$12,481	$12,174
Apr 24	$12,133	$11,977
May 24	$12,154	$11,965
Jun 24	$12,597	$12,690
Jul 24	$12,669	$12,797
Aug 24	$12,839	$13,029
Sep 24	$12,807	$13,193
Oct 24	$12,466	$12,681
Nov 24	$12,125	$12,267
Dec 24	$11,681	$12,121
Jan 25	$11,757	$12,379
Feb 25	$11,323	$11,908
Mar 25	$11,323	$11,913
Apr 25	$11,746	$12,373

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Class K Shares ...
	(3.19)%	8.01%
MSCI Emerging Markets ex China Index...
	3.31	10.75

Key Fund statistics

Net Assets...
$9,769,497
Number of Portfolio Holdings...
95
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
86%

The Fund commenced operations on March 29, 2023.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2025)

Geographic allocation

Country/Geographic Region	Percent of Net Assets
India...
20.6%
Taiwan...
19.8
Brazil...
11.2
South Korea...
8.0
Republic of Turkiye...
5.3
Mexico...
4.4
Poland...
3.6
Malaysia...
2.7
Indonesia...
2.6
Philippines...
2.4
OtherFootnote Reference(a)...
14.7
Short-Term Securities...
4.6
Other Assets Less Liabilities...
0.1
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Emerging Markets ex-China Fund

Class K Shares | MKECX

Annual Shareholder Report — April 30, 2025

MKECX-04/25-AR

BlackRock Sustainable Advantage Emerging Markets Equity Fund

Institutional Shares | BLZIX

Annual Shareholder Report — April 30, 2025

This annual shareholder report contains important information about BlackRock Sustainable Advantage Emerging Markets Equity Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$90	0.86%

How did the Fund perform last year?

  For the reporting period ended April 30, 2025, the Fund's Institutional Shares returned 8.57%.

  For the same period, the MSCI Emerging Markets Index returned 9.02%.

What contributed to performance?

Sentiment insights captured prevailing market leadership by evaluating key events and themes such as the AI-driven rally, inflation surprises, and the U.S. presidential election outcome. Measures designed to evaluate analyst and broker sentiment contributed to absolute performance, as did those that gather managerial sentiment from conference call text. Insights evaluating flows into sustainability related products, as well as those designed to avoid stocks with low sustainability scores, also contributed positively. The Fund’s cash position had no material impact on performance.

What detracted from performance?

Fundamental valuation metrics detracted at a time in which growth stocks outperformed. Traditional valuation insights utilizing financial statement analysis, as well as other tracking measures such as purchasing price parity, detracted amid the market’s focus on AI excitement rather than attractively priced stocks. Macro thematic insights also struggled. Country timing measures further detracted by leading to unsuccessful positioning in Korea and Brazil.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 18, 2020 through April 30, 2025

Initial Investment of $10,000

	Institutional Shares	MSCI Emerging Markets Index
Jul 20	$10,000	$10,000
Aug 20	$9,980	$9,973
Sep 20	$9,870	$9,813
Oct 20	$10,100	$10,015
Nov 20	$10,980	$10,941
Dec 20	$11,781	$11,746
Jan 21	$12,223	$12,106
Feb 21	$12,223	$12,198
Mar 21	$12,173	$12,014
Apr 21	$12,353	$12,313
May 21	$12,584	$12,599
Jun 21	$12,665	$12,621
Jul 21	$11,783	$11,771
Aug 21	$12,026	$12,079
Sep 21	$11,573	$11,599
Oct 21	$11,606	$11,714
Nov 21	$11,231	$11,236
Dec 21	$11,449	$11,447
Jan 22	$11,427	$11,230
Feb 22	$10,837	$10,895
Mar 22	$10,548	$10,649
Apr 22	$9,903	$10,056
May 22	$9,947	$10,101
Jun 22	$9,335	$9,429
Jul 22	$9,268	$9,406
Aug 22	$9,156	$9,446
Sep 22	$8,072	$8,338
Oct 22	$7,904	$8,079
Nov 22	$9,212	$9,278
Dec 22	$8,942	$9,147
Jan 23	$9,776	$9,870
Feb 23	$9,091	$9,230
Mar 23	$9,433	$9,509
Apr 23	$9,262	$9,401
May 23	$9,114	$9,243
Jun 23	$9,525	$9,594
Jul 23	$10,070	$10,192
Aug 23	$9,368	$9,564
Sep 23	$9,057	$9,314
Oct 23	$8,781	$8,952
Nov 23	$9,368	$9,668
Dec 23	$9,694	$10,046
Jan 24	$9,285	$9,580
Feb 24	$9,764	$10,036
Mar 24	$9,963	$10,284
Apr 24	$9,916	$10,330
May 24	$10,091	$10,389
Jun 24	$10,360	$10,798
Jul 24	$10,355	$10,830
Aug 24	$10,555	$11,005
Sep 24	$11,191	$11,740
Oct 24	$10,755	$11,218
Nov 24	$10,496	$10,815
Dec 24	$10,396	$10,800
Jan 25	$10,551	$10,993
Feb 25	$10,646	$11,046
Mar 25	$10,754	$11,116
Apr 25	$10,766	$11,262

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Institutional Shares ...
	8.57%	1.58%
MSCI Emerging Markets Index...
	9.02	2.56

Key Fund statistics

Net Assets...
$10,760,031
Number of Portfolio Holdings...
203
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
158%

The Fund commenced operations on August 18, 2020.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2025)

Geographic allocation

Country/Geographic Region	Percent of Net Assets
China...
29.9%
Taiwan...
17.1
India...
17.0
South Korea...
10.7
Mexico...
3.3
Thailand...
3.0
Saudi Arabia...
2.8
South Africa...
2.7
Brazil...
2.5
Indonesia...
2.1
OtherFootnote Reference(a)...
6.2
Short-Term Securities...
2.9
Liabilities in Excess of Other Assets...
(0.2)
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Material fund changes

This is a summary of planned changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after April 30, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

On February 20, 2025, the Fund’s Board approved a change in the name of the Fund to BlackRock Sustainable Aware Advantage Emerging Markets Equity Fund. The investment objective of the Fund is to seek to provide long-term capital appreciation while seeking to maintain certain environmental, social and governance (“ESG”) characteristics and climate risk exposure relative to the Fund’s benchmark. In connection with the Fund’s name change, the Fund’s 80% investment policy will change to seek to invest, under normal market conditions, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities issued by, or tied economically to, companies in emerging markets and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. These changes are expected to become effective on or about August 28, 2025.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Sustainable Advantage Emerging Markets Equity Fund

Institutional Shares | BLZIX

Annual Shareholder Report — April 30, 2025

BLZIX-04/25-AR

BlackRock Sustainable Advantage Emerging Markets Equity Fund

Investor A Shares | BLZAX

Annual Shareholder Report — April 30, 2025

This annual shareholder report contains important information about BlackRock Sustainable Advantage Emerging Markets Equity Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$116	1.11%

How did the Fund perform last year?

  For the reporting period ended April 30, 2025, the Fund's Investor A Shares returned 8.29%.

  For the same period, the MSCI Emerging Markets Index returned 9.02%.

What contributed to performance?

Sentiment insights captured prevailing market leadership by evaluating key events and themes such as the AI-driven rally, inflation surprises, and the U.S. presidential election outcome. Measures designed to evaluate analyst and broker sentiment contributed to absolute performance, as did those that gather managerial sentiment from conference call text. Insights evaluating flows into sustainability related products, as well as those designed to avoid stocks with low sustainability scores, also contributed positively. The Fund’s cash position had no material impact on performance.

What detracted from performance?

Fundamental valuation metrics detracted at a time in which growth stocks outperformed. Traditional valuation insights utilizing financial statement analysis, as well as other tracking measures such as purchasing price parity, detracted amid the market’s focus on AI excitement rather than attractively priced stocks. Macro thematic insights also struggled. Country timing measures further detracted by leading to unsuccessful positioning in Korea and Brazil.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 18, 2020 through April 30, 2025

Initial Investment of $10,000

	Investor A Shares	MSCI Emerging Markets Index
Jul 20	$9,475	$10,000
Aug 20	$9,456	$9,973
Sep 20	$9,352	$9,813
Oct 20	$9,560	$10,015
Nov 20	$10,394	$10,941
Dec 20	$11,144	$11,746
Jan 21	$11,571	$12,106
Feb 21	$11,562	$12,198
Mar 21	$11,514	$12,014
Apr 21	$11,686	$12,313
May 21	$11,904	$12,599
Jun 21	$11,971	$12,621
Jul 21	$11,135	$11,771
Aug 21	$11,365	$12,079
Sep 21	$10,937	$11,599
Oct 21	$10,968	$11,714
Nov 21	$10,602	$11,236
Dec 21	$10,816	$11,447
Jan 22	$10,784	$11,230
Feb 22	$10,227	$10,895
Mar 22	$9,954	$10,649
Apr 22	$9,344	$10,056
May 22	$9,386	$10,101
Jun 22	$8,798	$9,429
Jul 22	$8,735	$9,406
Aug 22	$8,629	$9,446
Sep 22	$7,607	$8,338
Oct 22	$7,449	$8,079
Nov 22	$8,682	$9,278
Dec 22	$8,426	$9,147
Jan 23	$9,211	$9,870
Feb 23	$8,555	$9,230
Mar 23	$8,877	$9,509
Apr 23	$8,716	$9,401
May 23	$8,576	$9,243
Jun 23	$8,953	$9,594
Jul 23	$9,479	$10,192
Aug 23	$8,808	$9,564
Sep 23	$8,516	$9,314
Oct 23	$8,246	$8,952
Nov 23	$8,798	$9,668
Dec 23	$9,099	$10,046
Jan 24	$8,715	$9,580
Feb 24	$9,165	$10,036
Mar 24	$9,362	$10,284
Apr 24	$9,307	$10,330
May 24	$9,472	$10,389
Jun 24	$9,724	$10,798
Jul 24	$9,712	$10,830
Aug 24	$9,899	$11,005
Sep 24	$10,495	$11,740
Oct 24	$10,087	$11,218
Nov 24	$9,833	$10,815
Dec 24	$9,744	$10,800
Jan 25	$9,889	$10,993
Feb 25	$9,968	$11,046
Mar 25	$10,068	$11,116
Apr 25	$10,079	$11,262

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Investor A Shares ...
	8.29%	1.32%
Investor A Shares (with sales charge)...
	2.61	0.17
MSCI Emerging Markets Index...
	9.02	2.56

Key Fund statistics

Net Assets...
$10,760,031
Number of Portfolio Holdings...
203
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
158%

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.

The Fund commenced operations on August 18, 2020.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2025)

Geographic allocation

Country/Geographic Region	Percent of Net Assets
China...
29.9%
Taiwan...
17.1
India...
17.0
South Korea...
10.7
Mexico...
3.3
Thailand...
3.0
Saudi Arabia...
2.8
South Africa...
2.7
Brazil...
2.5
Indonesia...
2.1
OtherFootnote Reference(a)...
6.2
Short-Term Securities...
2.9
Liabilities in Excess of Other Assets...
(0.2)
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Material fund changes

This is a summary of planned changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after April 30, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

On February 20, 2025, the Fund’s Board approved a change in the name of the Fund to BlackRock Sustainable Aware Advantage Emerging Markets Equity Fund. The investment objective of the Fund is to seek to provide long-term capital appreciation while seeking to maintain certain environmental, social and governance (“ESG”) characteristics and climate risk exposure relative to the Fund’s benchmark. In connection with the Fund’s name change, the Fund’s 80% investment policy will change to seek to invest, under normal market conditions, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities issued by, or tied economically to, companies in emerging markets and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. These changes are expected to become effective on or about August 28, 2025.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Sustainable Advantage Emerging Markets Equity Fund

Investor A Shares | BLZAX

Annual Shareholder Report — April 30, 2025

BLZAX-04/25-AR

BlackRock Sustainable Advantage Emerging Markets Equity Fund

Class K Shares | BLZKX

Annual Shareholder Report — April 30, 2025

This annual shareholder report contains important information about BlackRock Sustainable Advantage Emerging Markets Equity Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$85	0.81%

How did the Fund perform last year?

  For the reporting period ended April 30, 2025, the Fund's Class K Shares returned 8.61%.

  For the same period, the MSCI Emerging Markets Index returned 9.02%.

What contributed to performance?

Sentiment insights captured prevailing market leadership by evaluating key events and themes such as the AI-driven rally, inflation surprises, and the U.S. presidential election outcome. Measures designed to evaluate analyst and broker sentiment contributed to absolute performance, as did those that gather managerial sentiment from conference call text. Insights evaluating flows into sustainability related products, as well as those designed to avoid stocks with low sustainability scores, also contributed positively. The Fund’s cash position had no material impact on performance.

What detracted from performance?

Fundamental valuation metrics detracted at a time in which growth stocks outperformed. Traditional valuation insights utilizing financial statement analysis, as well as other tracking measures such as purchasing price parity, detracted amid the market’s focus on AI excitement rather than attractively priced stocks. Macro thematic insights also struggled. Country timing measures further detracted by leading to unsuccessful positioning in Korea and Brazil.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 18, 2020 through April 30, 2025

Initial Investment of $10,000

	Class K Shares	MSCI Emerging Markets Index
Jul 20	$10,000	$10,000
Aug 20	$9,980	$9,973
Sep 20	$9,870	$9,813
Oct 20	$10,100	$10,015
Nov 20	$10,980	$10,941
Dec 20	$11,783	$11,746
Jan 21	$12,225	$12,106
Feb 21	$12,225	$12,198
Mar 21	$12,175	$12,014
Apr 21	$12,355	$12,313
May 21	$12,586	$12,599
Jun 21	$12,667	$12,621
Jul 21	$11,787	$11,771
Aug 21	$12,030	$12,079
Sep 21	$11,577	$11,599
Oct 21	$11,621	$11,714
Nov 21	$11,234	$11,236
Dec 21	$11,456	$11,447
Jan 22	$11,434	$11,230
Feb 22	$10,844	$10,895
Mar 22	$10,554	$10,649
Apr 22	$9,920	$10,056
May 22	$9,964	$10,101
Jun 22	$9,341	$9,429
Jul 22	$9,276	$9,406
Aug 22	$9,165	$9,446
Sep 22	$8,079	$8,338
Oct 22	$7,911	$8,079
Nov 22	$9,232	$9,278
Dec 22	$8,954	$9,147
Jan 23	$9,788	$9,870
Feb 23	$9,102	$9,230
Mar 23	$9,445	$9,509
Apr 23	$9,274	$9,401
May 23	$9,125	$9,243
Jun 23	$9,537	$9,594
Jul 23	$10,095	$10,192
Aug 23	$9,381	$9,564
Sep 23	$9,070	$9,314
Oct 23	$8,793	$8,952
Nov 23	$9,381	$9,668
Dec 23	$9,711	$10,046
Jan 24	$9,301	$9,580
Feb 24	$9,781	$10,036
Mar 24	$9,992	$10,284
Apr 24	$9,933	$10,330
May 24	$10,109	$10,389
Jun 24	$10,379	$10,798
Jul 24	$10,375	$10,830
Aug 24	$10,575	$11,005
Sep 24	$11,212	$11,740
Oct 24	$10,775	$11,218
Nov 24	$10,516	$10,815
Dec 24	$10,419	$10,800
Jan 25	$10,586	$10,993
Feb 25	$10,669	$11,046
Mar 25	$10,777	$11,116
Apr 25	$10,789	$11,262

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Class K Shares ...
	8.61%	1.63%
MSCI Emerging Markets Index...
	9.02	2.56

Key Fund statistics

Net Assets...
$10,760,031
Number of Portfolio Holdings...
203
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
158%

The Fund commenced operations on August 18, 2020.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2025)

Geographic allocation

Country/Geographic Region	Percent of Net Assets
China...
29.9%
Taiwan...
17.1
India...
17.0
South Korea...
10.7
Mexico...
3.3
Thailand...
3.0
Saudi Arabia...
2.8
South Africa...
2.7
Brazil...
2.5
Indonesia...
2.1
OtherFootnote Reference(a)...
6.2
Short-Term Securities...
2.9
Liabilities in Excess of Other Assets...
(0.2)
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Material fund changes

This is a summary of planned changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after April 30, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

On February 20, 2025, the Fund’s Board approved a change in the name of the Fund to BlackRock Sustainable Aware Advantage Emerging Markets Equity Fund. The investment objective of the Fund is to seek to provide long-term capital appreciation while seeking to maintain certain environmental, social and governance (“ESG”) characteristics and climate risk exposure relative to the Fund’s benchmark. In connection with the Fund’s name change, the Fund’s 80% investment policy will change to seek to invest, under normal market conditions, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities issued by, or tied economically to, companies in emerging markets and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. These changes are expected to become effective on or about August 28, 2025.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Sustainable Advantage Emerging Markets Equity Fund

Class K Shares | BLZKX

Annual Shareholder Report — April 30, 2025

BLZKX-04/25-AR

BlackRock Sustainable Advantage Global Equity Fund

Institutional Shares | MDSCX

Annual Shareholder Report — April 30, 2025

This annual shareholder report contains important information about BlackRock Sustainable Advantage Global Equity Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$75	0.71%

How did the Fund perform last year?

  For the reporting period ended April 30, 2025, the Fund's Institutional Shares returned 11.83%.

  For the same period, the MSCI All Country World Index returned 11.84%.

What contributed to performance?

The Fund’s positive performance was driven by strength in two distinct time frames. In the first half of the annual period, holdings related to artificial intelligence and GLP-1 weight loss drug themes led to positive results for the Fund’s sentiment and trend-based measures. In the latter half of the period, the U.S. election results and subsequent shifts in trade policy contributed to heightened market volatility. The Fund continued to deliver positive absolute performance during this time, driven primarily by stock selection.

Sentiment measures, particularly text-based insights analyzing conference call transcripts, lead during the reporting period. These quicker-moving measures helped position the Fund for a highly changeable market backdrop, with gains from security selection in the financial and information technology sectors in the United States and Europe. Positioning in European financials also worked well amid mounting trade concerns, as did selection in U.K. industrials.

What detracted from performance?

Certain fundamental measures, specifically those related to valuation, detracted from absolute performance. Positioning in the energy sector detracted, as well.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: June 21, 2023 through April 30, 2025

Initial Investment of $10,000

	Institutional Shares	MSCI All Country World Index
May 23	$10,000	$10,000
Jun 23	$10,100	$10,108
Jul 23	$10,430	$10,478
Aug 23	$10,150	$10,185
Sep 23	$9,730	$9,764
Oct 23	$9,500	$9,470
Nov 23	$10,370	$10,345
Dec 23	$10,847	$10,841
Jan 24	$10,898	$10,905
Feb 24	$11,422	$11,373
Mar 24	$11,876	$11,730
Apr 24	$11,492	$11,343
May 24	$12,117	$11,804
Jun 24	$12,400	$12,067
Jul 24	$12,545	$12,261
Aug 24	$12,825	$12,573
Sep 24	$13,126	$12,865
Oct 24	$12,867	$12,576
Nov 24	$13,344	$13,046
Dec 24	$12,961	$12,737
Jan 25	$13,366	$13,165
Feb 25	$13,311	$13,086
Mar 25	$12,819	$12,569
Apr 25	$12,852	$12,686

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Institutional Shares ...
	11.83%	14.44%
MSCI All Country World Index...
	11.84	13.66

Key Fund statistics

Net Assets...
$12,531,681
Number of Portfolio Holdings...
546
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
91%

The Fund commenced operations on June 21, 2023.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2025)

Geographic allocation

Country/Geographic Region	Percent of Net Assets
United States...
64.8%
Japan...
5.5
China...
3.6
United Kingdom...
3.1
Germany...
2.9
Switzerland...
2.4
France...
2.2
Brazil...
1.9
India...
1.9
Canada...
1.8
OtherFootnote Reference(a)...
9.0
Short-Term Securities...
0.9
Other Assets Less Liabilities...
0.0Footnote Reference(b)
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Footnote(b)	Rounds to less than 0.1%.

Material fund changes

This is a summary of planned changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after April 30, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

On February 20, 2025, the Fund’s Board approved a change in the name of the Fund to BlackRock Sustainable Aware Advantage Global Equity Fund. The investment objective of the Fund is to seek to provide long-term capital appreciation while seeking to maintain certain environmental, social and governance (“ESG”) characteristics and climate risk exposure relative to the Fund’s benchmark. In connection with the Fund’s name change, the Fund’s 80% investment policy will change to seek to invest, under normal market conditions, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities and equity-like instruments of companies that are components of, or have characteristics similar to, the companies included in the benchmark and derivatives that provide investment exposure to such securities. These changes became effective on June 12, 2025. Additionally, the Board approved the closure of the Fund to new and subsequent investments and thereafter to liquidate the Fund. Accordingly, effective 4:00 p.m. (Eastern time) on July 11, 2025, the Fund will no longer accept orders to purchase Fund shares. On or about July 18, 2025, (the “Liquidation Date”), all of the assets of the Fund will be liquidated completely, the shares of any shareholders on the Liquidation Date will be redeemed at the NAV per share and the Fund will then be terminated.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Sustainable Advantage Global Equity Fund

Institutional Shares | MDSCX

Annual Shareholder Report — April 30, 2025

MDSCX-04/25-AR

BlackRock Sustainable Advantage Global Equity Fund

Investor A Shares | MASCX

Annual Shareholder Report — April 30, 2025

This annual shareholder report contains important information about BlackRock Sustainable Advantage Global Equity Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$102	0.96%

How did the Fund perform last year?

  For the reporting period ended April 30, 2025, the Fund's Investor A Shares returned 11.49%.

  For the same period, the MSCI All Country World Index returned 11.84%.

What contributed to performance?

The Fund’s positive performance was driven by strength in two distinct time frames. In the first half of the annual period, holdings related to artificial intelligence and GLP-1 weight loss drug themes led to positive results for the Fund’s sentiment and trend-based measures. In the latter half of the period, the U.S. election results and subsequent shifts in trade policy contributed to heightened market volatility. The Fund continued to deliver positive absolute performance during this time, driven primarily by stock selection.

Sentiment measures, particularly text-based insights analyzing conference call transcripts, lead during the reporting period. These quicker-moving measures helped position the Fund for a highly changeable market backdrop, with gains from security selection in the financial and information technology sectors in the United States and Europe. Positioning in European financials also worked well amid mounting trade concerns, as did selection in U.K. industrials.

What detracted from performance?

Certain fundamental measures, specifically those related to valuation, detracted from absolute performance. Positioning in the energy sector detracted, as well.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: June 21, 2023 through April 30, 2025

Initial Investment of $10,000

	Investor A Shares	MSCI All Country World Index
May 23	$9,475	$10,000
Jun 23	$9,570	$10,108
Jul 23	$9,882	$10,478
Aug 23	$9,608	$10,185
Sep 23	$9,210	$9,764
Oct 23	$8,992	$9,470
Nov 23	$9,807	$10,345
Dec 23	$10,258	$10,841
Jan 24	$10,306	$10,905
Feb 24	$10,802	$11,373
Mar 24	$11,222	$11,730
Apr 24	$10,869	$11,343
May 24	$11,461	$11,804
Jun 24	$11,718	$12,067
Jul 24	$11,857	$12,261
Aug 24	$12,122	$12,573
Sep 24	$12,396	$12,865
Oct 24	$12,151	$12,576
Nov 24	$12,593	$13,046
Dec 24	$12,231	$12,737
Jan 25	$12,613	$13,165
Feb 25	$12,551	$13,086
Mar 25	$12,097	$12,569
Apr 25	$12,118	$12,686

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Investor A Shares ...
	11.49%	14.14%
Investor A Shares (with sales charge)...
	5.64	10.88
MSCI All Country World Index...
	11.84	13.66

Key Fund statistics

Net Assets...
$12,531,681
Number of Portfolio Holdings...
546
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
91%

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.

The Fund commenced operations on June 21, 2023.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2025)

Geographic allocation

Country/Geographic Region	Percent of Net Assets
United States...
64.8%
Japan...
5.5
China...
3.6
United Kingdom...
3.1
Germany...
2.9
Switzerland...
2.4
France...
2.2
Brazil...
1.9
India...
1.9
Canada...
1.8
OtherFootnote Reference(a)...
9.0
Short-Term Securities...
0.9
Other Assets Less Liabilities...
0.0Footnote Reference(b)
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Footnote(b)	Rounds to less than 0.1%.

Material fund changes

This is a summary of planned changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after April 30, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

On February 20, 2025, the Fund’s Board approved a change in the name of the Fund to BlackRock Sustainable Aware Advantage Global Equity Fund. The investment objective of the Fund is to seek to provide long-term capital appreciation while seeking to maintain certain environmental, social and governance (“ESG”) characteristics and climate risk exposure relative to the Fund’s benchmark. In connection with the Fund’s name change, the Fund’s 80% investment policy will change to seek to invest, under normal market conditions, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities and equity-like instruments of companies that are components of, or have characteristics similar to, the companies included in the benchmark and derivatives that provide investment exposure to such securities. These changes became effective on June 12, 2025. Additionally, the Board approved the closure of the Fund to new and subsequent investments and thereafter to liquidate the Fund. Accordingly, effective 4:00 p.m. (Eastern time) on July 11, 2025, the Fund will no longer accept orders to purchase Fund shares. On or about July 18, 2025, (the “Liquidation Date”), all of the assets of the Fund will be liquidated completely, the shares of any shareholders on the Liquidation Date will be redeemed at the NAV per share and the Fund will then be terminated.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Sustainable Advantage Global Equity Fund

Investor A Shares | MASCX

Annual Shareholder Report — April 30, 2025

MASCX-04/25-AR

BlackRock Sustainable Advantage Global Equity Fund

Class K Shares | MKSCX

Annual Shareholder Report — April 30, 2025

This annual shareholder report contains important information about BlackRock Sustainable Advantage Global Equity Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$70	0.66%

How did the Fund perform last year?

  For the reporting period ended April 30, 2025, the Fund's Class K Shares returned 11.88%.

  For the same period, the MSCI All Country World Index returned 11.84%.

What contributed to performance?

The Fund’s positive performance was driven by strength in two distinct time frames. In the first half of the annual period, holdings related to artificial intelligence and GLP-1 weight loss drug themes led to positive results for the Fund’s sentiment and trend-based measures. In the latter half of the period, the U.S. election results and subsequent shifts in trade policy contributed to heightened market volatility. The Fund continued to deliver positive absolute performance during this time, driven primarily by stock selection.

Sentiment measures, particularly text-based insights analyzing conference call transcripts, lead during the reporting period. These quicker-moving measures helped position the Fund for a highly changeable market backdrop, with gains from security selection in the financial and information technology sectors in the United States and Europe. Positioning in European financials also worked well amid mounting trade concerns, as did selection in U.K. industrials.

What detracted from performance?

Certain fundamental measures, specifically those related to valuation, detracted from absolute performance. Positioning in the energy sector detracted, as well.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: June 21, 2023 through April 30, 2025

Initial Investment of $10,000

	Class K Shares	MSCI All Country World Index
May 23	$10,000	$10,000
Jun 23	$10,100	$10,108
Jul 23	$10,430	$10,478
Aug 23	$10,150	$10,185
Sep 23	$9,730	$9,764
Oct 23	$9,500	$9,470
Nov 23	$10,370	$10,345
Dec 23	$10,850	$10,841
Jan 24	$10,900	$10,905
Feb 24	$11,425	$11,373
Mar 24	$11,879	$11,730
Apr 24	$11,495	$11,343
May 24	$12,131	$11,804
Jun 24	$12,403	$12,067
Jul 24	$12,550	$12,261
Aug 24	$12,841	$12,573
Sep 24	$13,141	$12,865
Oct 24	$12,872	$12,576
Nov 24	$13,349	$13,046
Dec 24	$12,971	$12,737
Jan 25	$13,386	$13,165
Feb 25	$13,321	$13,086
Mar 25	$12,829	$12,569
Apr 25	$12,861	$12,686

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Class K Shares ...
	11.88%	14.49%
MSCI All Country World Index...
	11.84	13.66

Key Fund statistics

Net Assets...
$12,531,681
Number of Portfolio Holdings...
546
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
91%

The Fund commenced operations on June 21, 2023.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2025)

Geographic allocation

Country/Geographic Region	Percent of Net Assets
United States...
64.8%
Japan...
5.5
China...
3.6
United Kingdom...
3.1
Germany...
2.9
Switzerland...
2.4
France...
2.2
Brazil...
1.9
India...
1.9
Canada...
1.8
OtherFootnote Reference(a)...
9.0
Short-Term Securities...
0.9
Other Assets Less Liabilities...
0.0Footnote Reference(b)
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.
Footnote(b)	Rounds to less than 0.1%.

Material fund changes

This is a summary of planned changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after April 30, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

On February 20, 2025, the Fund’s Board approved a change in the name of the Fund to BlackRock Sustainable Aware Advantage Global Equity Fund. The investment objective of the Fund is to seek to provide long-term capital appreciation while seeking to maintain certain environmental, social and governance (“ESG”) characteristics and climate risk exposure relative to the Fund’s benchmark. In connection with the Fund’s name change, the Fund’s 80% investment policy will change to seek to invest, under normal market conditions, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities and equity-like instruments of companies that are components of, or have characteristics similar to, the companies included in the benchmark and derivatives that provide investment exposure to such securities. These changes became effective on June 12, 2025. Additionally, the Board approved the closure of the Fund to new and subsequent investments and thereafter to liquidate the Fund. Accordingly, effective 4:00 p.m. (Eastern time) on July 11, 2025, the Fund will no longer accept orders to purchase Fund shares. On or about July 18, 2025, (the “Liquidation Date”), all of the assets of the Fund will be liquidated completely, the shares of any shareholders on the Liquidation Date will be redeemed at the NAV per share and the Fund will then be terminated.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Sustainable Advantage Global Equity Fund

Class K Shares | MKSCX

Annual Shareholder Report — April 30, 2025

MKSCX-04/25-AR

BlackRock Sustainable Advantage International Equity Fund

Institutional Shares | BRZIX

Annual Shareholder Report — April 30, 2025

This annual shareholder report contains important information about BlackRock Sustainable Advantage International Equity Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$56	0.52%

How did the Fund perform last year?

  For the reporting period ended April 30, 2025, the Fund's Institutional Shares returned 14.65%.

  For the same period, the MSCI EAFE Index returned 12.57%.

What contributed to performance?

The Fund’s positive performance was driven by strength in two distinct time frames. In the first half of the annual period, monetary policy shifts in Japan fueled a rally in the country’s market, benefiting the Fund. Stock selection related to the artificial intelligence theme also drove performance in this time. In the latter half of the period, market volatility that followed the U.S. election and the subsequent shift in trade policy prompted investors to seek opportunities in the international markets. This trend, together with positive security selection, was a tailwind for Fund performance.

Sentiment measures, particularly text-based insights analyzing conference call transcripts, led the way over the full 12 months. These quicker-moving measures helped position the Fund for a highly changeable market backdrop, with gains from security selection in financial and consumer discretionary stocks in Japan. Positioning in European financials also worked well amid mounting trade concerns, as did selection in U.K. industrials.

What detracted from performance?

Certain environmental insights, specifically those looking at flows into sustainable products and analyzing hiring trends for jobs related to sustainability, detracted from absolute performance by leading to unsuccessful positioning in the energy sector. Additionally, positions in healthcare companies struggled in the latter half of the year as heightened volatility and regulation concerns impacted their performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 18, 2020 through April 30, 2025

Initial Investment of $10,000

	Institutional Shares	MSCI EAFE Index
Jul 20	$10,000	$10,000
Aug 20	$10,000	$10,018
Sep 20	$9,790	$9,758
Oct 20	$9,430	$9,368
Nov 20	$10,780	$10,821
Dec 20	$11,328	$11,324
Jan 21	$11,177	$11,203
Feb 21	$11,509	$11,454
Mar 21	$11,771	$11,718
Apr 21	$12,153	$12,070
May 21	$12,626	$12,464
Jun 21	$12,475	$12,324
Jul 21	$12,526	$12,417
Aug 21	$12,745	$12,636
Sep 21	$12,318	$12,269
Oct 21	$12,690	$12,571
Nov 21	$12,165	$11,986
Dec 21	$12,797	$12,599
Jan 22	$12,235	$11,990
Feb 22	$11,800	$11,778
Mar 22	$11,811	$11,854
Apr 22	$11,055	$11,087
May 22	$11,216	$11,170
Jun 22	$10,242	$10,134
Jul 22	$10,799	$10,639
Aug 22	$10,150	$10,134
Sep 22	$9,304	$9,186
Oct 22	$9,849	$9,680
Nov 22	$11,158	$10,770
Dec 22	$11,003	$10,778
Jan 23	$11,892	$11,651
Feb 23	$11,584	$11,408
Mar 23	$11,939	$11,691
Apr 23	$12,306	$12,021
May 23	$11,868	$11,512
Jun 23	$12,401	$12,036
Jul 23	$12,733	$12,426
Aug 23	$12,230	$11,950
Sep 23	$11,810	$11,541
Oct 23	$11,546	$11,073
Nov 23	$12,530	$12,101
Dec 23	$13,173	$12,744
Jan 24	$13,076	$12,818
Feb 24	$13,501	$13,052
Mar 24	$13,976	$13,481
Apr 24	$13,587	$13,136
May 24	$14,450	$13,645
Jun 24	$14,219	$13,425
Jul 24	$14,593	$13,819
Aug 24	$15,073	$14,268
Sep 24	$15,135	$14,400
Oct 24	$14,273	$13,617
Nov 24	$14,273	$13,539
Dec 24	$13,887	$13,231
Jan 25	$14,556	$13,927
Feb 25	$15,022	$14,197
Mar 25	$15,048	$14,140
Apr 25	$15,577	$14,787

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Institutional Shares ...
	14.65%	9.89%
MSCI EAFE Index...
	12.57	8.68

Key Fund statistics

Net Assets...
$15,546,160
Number of Portfolio Holdings...
339
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
105%

The Fund commenced operations on August 18, 2020.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2025)

Geographic allocation

Country/Geographic Region	Percent of Net Assets
Japan...
20.9%
United Kingdom...
11.7
Germany...
10.4
United States...
9.8
France...
9.6
Australia...
6.2
Switzerland...
5.2
Netherlands...
4.0
Sweden...
3.5
Spain...
2.5
OtherFootnote Reference(a)...
13.1
Short-Term Securities...
3.0
Other Assets Less Liabilities...
0.1
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Material fund changes

This is a summary of planned changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after April 30, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

On February 20, 2025, the Fund’s Board approved a change in the name of the Fund to BlackRock Sustainable Aware Advantage International Equity Fund. The investment objective of the Fund is to seek to provide long-term capital appreciation while seeking to maintain certain environmental, social and governance (“ESG”) characteristics and climate risk exposure relative to the Fund’s benchmark. In connection with the Fund’s name change, the Fund’s 80% investment policy will change to seek to invest, under normal market conditions, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in non-U.S. equity securities and equity-like instruments of companies that are components of, or have characteristics similar to, the companies included in the benchmark and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. These changes are expected to become effective on or about August 28, 2025.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Sustainable Advantage International Equity Fund

Institutional Shares | BRZIX

Annual Shareholder Report — April 30, 2025

BRZIX-04/25-AR

BlackRock Sustainable Advantage International Equity Fund

Investor A Shares | BRZAX

Annual Shareholder Report — April 30, 2025

This annual shareholder report contains important information about BlackRock Sustainable Advantage International Equity Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$83	0.77%

How did the Fund perform last year?

  For the reporting period ended April 30, 2025, the Fund's Investor A Shares returned 14.35%.

  For the same period, the MSCI EAFE Index returned 12.57%.

What contributed to performance?

The Fund’s positive performance was driven by strength in two distinct time frames. In the first half of the annual period, monetary policy shifts in Japan fueled a rally in the country’s market, benefiting the Fund. Stock selection related to the artificial intelligence theme also drove performance in this time. In the latter half of the period, market volatility that followed the U.S. election and the subsequent shift in trade policy prompted investors to seek opportunities in the international markets. This trend, together with positive security selection, was a tailwind for Fund performance.

Sentiment measures, particularly text-based insights analyzing conference call transcripts, led the way over the full 12 months. These quicker-moving measures helped position the Fund for a highly changeable market backdrop, with gains from security selection in financial and consumer discretionary stocks in Japan. Positioning in European financials also worked well amid mounting trade concerns, as did selection in U.K. industrials.

What detracted from performance?

Certain environmental insights, specifically those looking at flows into sustainable products and analyzing hiring trends for jobs related to sustainability, detracted from absolute performance by leading to unsuccessful positioning in the energy sector. Additionally, positions in healthcare companies struggled in the latter half of the year as heightened volatility and regulation concerns impacted their performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 18, 2020 through April 30, 2025

Initial Investment of $10,000

	Investor A Shares	MSCI EAFE Index
Jul 20	$9,475	$10,000
Aug 20	$9,475	$10,018
Sep 20	$9,267	$9,758
Oct 20	$8,925	$9,368
Nov 20	$10,214	$10,821
Dec 20	$10,724	$11,324
Jan 21	$10,581	$11,203
Feb 21	$10,896	$11,454
Mar 21	$11,134	$11,718
Apr 21	$11,496	$12,070
May 21	$11,943	$12,464
Jun 21	$11,791	$12,324
Jul 21	$11,840	$12,417
Aug 21	$12,037	$12,636
Sep 21	$11,643	$12,269
Oct 21	$11,985	$12,571
Nov 21	$11,488	$11,986
Dec 21	$12,091	$12,599
Jan 22	$11,550	$11,990
Feb 22	$11,138	$11,778
Mar 22	$11,149	$11,854
Apr 22	$10,424	$11,087
May 22	$10,576	$11,170
Jun 22	$9,655	$10,134
Jul 22	$10,181	$10,639
Aug 22	$9,569	$10,134
Sep 22	$8,760	$9,186
Oct 22	$9,285	$9,680
Nov 22	$10,519	$10,770
Dec 22	$10,357	$10,778
Jan 23	$11,193	$11,651
Feb 23	$10,903	$11,408
Mar 23	$11,238	$11,691
Apr 23	$11,583	$12,021
May 23	$11,171	$11,512
Jun 23	$11,672	$12,036
Jul 23	$11,977	$12,426
Aug 23	$11,503	$11,950
Sep 23	$11,108	$11,541
Oct 23	$10,860	$11,073
Nov 23	$11,785	$12,101
Dec 23	$12,381	$12,744
Jan 24	$12,290	$12,818
Feb 24	$12,689	$13,052
Mar 24	$13,124	$13,481
Apr 24	$12,758	$13,136
May 24	$13,558	$13,645
Jun 24	$13,341	$13,425
Jul 24	$13,695	$13,819
Aug 24	$14,145	$14,268
Sep 24	$14,192	$14,400
Oct 24	$13,383	$13,617
Nov 24	$13,383	$13,539
Dec 24	$13,016	$13,231
Jan 25	$13,643	$13,927
Feb 25	$14,080	$14,197
Mar 25	$14,092	$14,140
Apr 25	$14,588	$14,787

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Investor A Shares ...
	14.35%	9.62%
Investor A Shares (with sales charge)...
	8.34	8.37
MSCI EAFE Index...
	12.57	8.68

Key Fund statistics

Net Assets...
$15,546,160
Number of Portfolio Holdings...
339
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
105%

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.

The Fund commenced operations on August 18, 2020.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2025)

Geographic allocation

Country/Geographic Region	Percent of Net Assets
Japan...
20.9%
United Kingdom...
11.7
Germany...
10.4
United States...
9.8
France...
9.6
Australia...
6.2
Switzerland...
5.2
Netherlands...
4.0
Sweden...
3.5
Spain...
2.5
OtherFootnote Reference(a)...
13.1
Short-Term Securities...
3.0
Other Assets Less Liabilities...
0.1
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Material fund changes

This is a summary of planned changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after April 30, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

On February 20, 2025, the Fund’s Board approved a change in the name of the Fund to BlackRock Sustainable Aware Advantage International Equity Fund. The investment objective of the Fund is to seek to provide long-term capital appreciation while seeking to maintain certain environmental, social and governance (“ESG”) characteristics and climate risk exposure relative to the Fund’s benchmark. In connection with the Fund’s name change, the Fund’s 80% investment policy will change to seek to invest, under normal market conditions, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in non-U.S. equity securities and equity-like instruments of companies that are components of, or have characteristics similar to, the companies included in the benchmark and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. These changes are expected to become effective on or about August 28, 2025.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Sustainable Advantage International Equity Fund

Investor A Shares | BRZAX

Annual Shareholder Report — April 30, 2025

BRZAX-04/25-AR

BlackRock Sustainable Advantage International Equity Fund

Class K Shares | BRZKX

Annual Shareholder Report — April 30, 2025

This annual shareholder report contains important information about BlackRock Sustainable Advantage International Equity Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$50	0.47%

How did the Fund perform last year?

  For the reporting period ended April 30, 2025, the Fund's Class K Shares returned 14.71%.

  For the same period, the MSCI EAFE Index returned 12.57%.

What contributed to performance?

The Fund’s positive performance was driven by strength in two distinct time frames. In the first half of the annual period, monetary policy shifts in Japan fueled a rally in the country’s market, benefiting the Fund. Stock selection related to the artificial intelligence theme also drove performance in this time. In the latter half of the period, market volatility that followed the U.S. election and the subsequent shift in trade policy prompted investors to seek opportunities in the international markets. This trend, together with positive security selection, was a tailwind for Fund performance.

Sentiment measures, particularly text-based insights analyzing conference call transcripts, led the way over the full 12 months. These quicker-moving measures helped position the Fund for a highly changeable market backdrop, with gains from security selection in financial and consumer discretionary stocks in Japan. Positioning in European financials also worked well amid mounting trade concerns, as did selection in U.K. industrials.

What detracted from performance?

Certain environmental insights, specifically those looking at flows into sustainable products and analyzing hiring trends for jobs related to sustainability, detracted from absolute performance by leading to unsuccessful positioning in the energy sector. Additionally, positions in healthcare companies struggled in the latter half of the year as heightened volatility and regulation concerns impacted their performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 18, 2020 through April 30, 2025

Initial Investment of $10,000

	Class K Shares	MSCI EAFE Index
Jul 20	$10,000	$10,000
Aug 20	$10,000	$10,018
Sep 20	$9,790	$9,758
Oct 20	$9,430	$9,368
Nov 20	$10,790	$10,821
Dec 20	$11,330	$11,324
Jan 21	$11,179	$11,203
Feb 21	$11,511	$11,454
Mar 21	$11,773	$11,718
Apr 21	$12,155	$12,070
May 21	$12,638	$12,464
Jun 21	$12,477	$12,324
Jul 21	$12,541	$12,417
Aug 21	$12,749	$12,636
Sep 21	$12,322	$12,269
Oct 21	$12,694	$12,571
Nov 21	$12,168	$11,986
Dec 21	$12,804	$12,599
Jan 22	$12,242	$11,990
Feb 22	$11,818	$11,778
Mar 22	$11,818	$11,854
Apr 22	$11,061	$11,087
May 22	$11,222	$11,170
Jun 22	$10,247	$10,134
Jul 22	$10,810	$10,639
Aug 22	$10,161	$10,134
Sep 22	$9,314	$9,186
Oct 22	$9,859	$9,680
Nov 22	$11,170	$10,770
Dec 22	$11,007	$10,778
Jan 23	$11,909	$11,651
Feb 23	$11,589	$11,408
Mar 23	$11,956	$11,691
Apr 23	$12,324	$12,021
May 23	$11,885	$11,512
Jun 23	$12,419	$12,036
Jul 23	$12,754	$12,426
Aug 23	$12,249	$11,950
Sep 23	$11,829	$11,541
Oct 23	$11,565	$11,073
Nov 23	$12,549	$12,101
Dec 23	$13,198	$12,744
Jan 24	$13,101	$12,818
Feb 24	$13,527	$13,052
Mar 24	$14,002	$13,481
Apr 24	$13,612	$13,136
May 24	$14,478	$13,645
Jun 24	$14,246	$13,425
Jul 24	$14,623	$13,819
Aug 24	$15,104	$14,268
Sep 24	$15,153	$14,400
Oct 24	$14,302	$13,617
Nov 24	$14,302	$13,539
Dec 24	$13,921	$13,231
Jan 25	$14,591	$13,927
Feb 25	$15,059	$14,197
Mar 25	$15,084	$14,140
Apr 25	$15,615	$14,787

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Class K Shares ...
	14.71%	9.95%
MSCI EAFE Index...
	12.57	8.68

Key Fund statistics

Net Assets...
$15,546,160
Number of Portfolio Holdings...
339
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
105%

The Fund commenced operations on August 18, 2020.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2025)

Geographic allocation

Country/Geographic Region	Percent of Net Assets
Japan...
20.9%
United Kingdom...
11.7
Germany...
10.4
United States...
9.8
France...
9.6
Australia...
6.2
Switzerland...
5.2
Netherlands...
4.0
Sweden...
3.5
Spain...
2.5
OtherFootnote Reference(a)...
13.1
Short-Term Securities...
3.0
Other Assets Less Liabilities...
0.1
Footnote	Description
Footnote(a)	Ten largest countries/geographic regions are presented. Additional countries/geographic regions are found in Other.

Material fund changes

This is a summary of planned changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after April 30, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

On February 20, 2025, the Fund’s Board approved a change in the name of the Fund to BlackRock Sustainable Aware Advantage International Equity Fund. The investment objective of the Fund is to seek to provide long-term capital appreciation while seeking to maintain certain environmental, social and governance (“ESG”) characteristics and climate risk exposure relative to the Fund’s benchmark. In connection with the Fund’s name change, the Fund’s 80% investment policy will change to seek to invest, under normal market conditions, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in non-U.S. equity securities and equity-like instruments of companies that are components of, or have characteristics similar to, the companies included in the benchmark and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities. These changes are expected to become effective on or about August 28, 2025.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by MSCI Inc. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Sustainable Advantage International Equity Fund

Class K Shares | BRZKX

Annual Shareholder Report — April 30, 2025

BRZKX-04/25-AR

BlackRock Tactical Opportunities Fund

Institutional Shares | PBAIX

Annual Shareholder Report — April 30, 2025

This annual shareholder report contains important information about BlackRock Tactical Opportunities Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$78	0.76%

How did the Fund perform last year?

  For the reporting period ended April 30, 2025, the Fund's Institutional Shares returned 4.86%.

  For the same period, the MSCI All Country World Index returned 11.84% and the ICE BofA 3-Month U.S. Treasury Bill Index returned 4.88%.

What contributed to performance?

Relative value positioning in equities contributed to absolute performance. A preference for peripheral European equities (Italy and Spain) versus the core (Germany) in 2024 was additive to performance. Early in 2025, a short in U.S. equities versus a basket of developed-market peers also helped results. Directional longs in Japanese and U.S. value stocks were positive contributors, as well.

With respect to relative value positioning in bonds, a long position in U.S. Treasuries versus a short position in German Bunds helped performance in early 2025 given Germany’s announcements of increased fiscal spending.

A short position in the U.S. Dollar versus the Japanese yen in early 2025 also contributed given the Dollar’s weakness in this time.

The Fund held an allocation to cash as collateral for derivative positions and as a means of earning a modest yield. The cash position contributed to absolute performance.

What detracted from performance?

Relative value positioning in bonds was the largest detractor. The Fund struggled to navigate elections in the emerging markets in mid-2024, as well as policy shifts in the developed markets in the first quarter of 2025. Directional short positions in U.S. Treasuries also detracted from Fund performance, particularly in early 2025 as markets priced in a higher probability of recession amid rising policy uncertainty in the United States.

The investment advisor used derivatives, including equity index and sovereign bond futures, total return swaps, interest rate swaps, and currency forward contracts, as an efficient means to take active views on interest rates, equity indices, and currencies. These exposures make up a significant portion of NAV given the Fund’s investment approach of trading interest rates, equity indices, and currencies across global markets. The use of derivatives instead of physical instruments had a minimal negative impact on results.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: May 1, 2015 through April 30, 2025

Initial Investment of $10,000

	Institutional Shares	MSCI All Country World Index	ICE BofA 3-Month U.S. Treasury Bill Index	Bloomberg 1-3 Year Treasury Bond Index	25% MSCI ACWI Index/75% Bloomberg 1-3 Year Treasury Bond Index
Apr 15	$10,000	$10,000	$10,000	$10,000	$10,000
May 15	$10,100	$9,987	$10,000	$10,007	$10,002
Jun 15	$9,913	$9,752	$10,000	$10,010	$9,945
Jul 15	$9,933	$9,837	$10,000	$10,015	$9,971
Aug 15	$9,619	$9,162	$10,001	$10,010	$9,796
Sep 15	$9,492	$8,830	$10,002	$10,041	$9,730
Oct 15	$9,739	$9,523	$10,001	$10,031	$9,914
Nov 15	$9,793	$9,445	$10,001	$10,006	$9,875
Dec 15	$9,600	$9,274	$10,005	$9,997	$9,824
Jan 16	$9,502	$8,715	$10,005	$10,058	$9,721
Feb 16	$9,375	$8,655	$10,007	$10,070	$9,712
Mar 16	$9,452	$9,296	$10,012	$10,087	$9,905
Apr 16	$9,410	$9,434	$10,015	$10,091	$9,944
May 16	$9,459	$9,446	$10,016	$10,080	$9,939
Jun 16	$9,333	$9,388	$10,019	$10,141	$9,969
Jul 16	$9,382	$9,793	$10,022	$10,135	$10,072
Aug 16	$9,424	$9,826	$10,024	$10,118	$10,068
Sep 16	$9,424	$9,886	$10,029	$10,130	$10,092
Oct 16	$9,466	$9,718	$10,031	$10,123	$10,044
Nov 16	$9,656	$9,792	$10,033	$10,081	$10,032
Dec 16	$9,616	$10,004	$10,037	$10,084	$10,088
Jan 17	$9,759	$10,277	$10,042	$10,097	$10,167
Feb 17	$9,609	$10,566	$10,046	$10,107	$10,246
Mar 17	$9,645	$10,695	$10,048	$10,111	$10,280
Apr 17	$9,602	$10,861	$10,055	$10,126	$10,332
May 17	$9,967	$11,101	$10,060	$10,139	$10,399
Jun 17	$9,838	$11,152	$10,068	$10,130	$10,404
Jul 17	$9,881	$11,463	$10,077	$10,152	$10,493
Aug 17	$9,952	$11,507	$10,086	$10,172	$10,519
Sep 17	$10,110	$11,730	$10,095	$10,155	$10,556
Oct 17	$10,346	$11,973	$10,104	$10,147	$10,606
Nov 17	$10,324	$12,205	$10,112	$10,126	$10,640
Dec 17	$10,391	$12,402	$10,123	$10,126	$10,683
Jan 18	$10,492	$13,101	$10,135	$10,095	$10,809
Feb 18	$10,615	$12,551	$10,145	$10,090	$10,692
Mar 18	$10,737	$12,283	$10,159	$10,111	$10,651
Apr 18	$10,824	$12,400	$10,173	$10,093	$10,662
May 18	$10,954	$12,415	$10,188	$10,130	$10,695
Jun 18	$10,925	$12,348	$10,205	$10,132	$10,682
Jul 18	$11,011	$12,720	$10,221	$10,130	$10,761
Aug 18	$10,874	$12,820	$10,240	$10,163	$10,809
Sep 18	$11,134	$12,876	$10,255	$10,151	$10,810
Oct 18	$11,033	$11,911	$10,273	$10,166	$10,620
Nov 18	$10,997	$12,086	$10,294	$10,202	$10,687
Dec 18	$10,879	$11,234	$10,313	$10,284	$10,564
Jan 19	$11,125	$12,121	$10,333	$10,312	$10,793
Feb 19	$11,014	$12,446	$10,352	$10,322	$10,873
Mar 19	$11,038	$12,602	$10,375	$10,386	$10,958
Apr 19	$11,006	$13,028	$10,395	$10,407	$11,067
May 19	$10,808	$12,255	$10,418	$10,484	$10,965
Jun 19	$10,911	$13,057	$10,441	$10,539	$11,187
Jul 19	$10,887	$13,095	$10,460	$10,526	$11,185
Aug 19	$10,688	$12,785	$10,482	$10,612	$11,188
Sep 19	$10,863	$13,054	$10,500	$10,600	$11,237
Oct 19	$11,078	$13,411	$10,520	$10,635	$11,342
Nov 19	$11,110	$13,738	$10,533	$10,631	$11,407
Dec 19	$11,060	$14,222	$10,548	$10,654	$11,526
Jan 20	$11,191	$14,065	$10,562	$10,713	$11,542
Feb 20	$11,076	$12,929	$10,578	$10,809	$11,387
Mar 20	$11,052	$11,184	$10,609	$10,948	$11,112
Apr 20	$11,175	$12,382	$10,610	$10,962	$11,421
May 20	$11,429	$12,920	$10,610	$10,971	$11,552
Jun 20	$11,405	$13,333	$10,611	$10,975	$11,647
Jul 20	$11,413	$14,038	$10,613	$10,985	$11,809
Aug 20	$11,438	$14,897	$10,614	$10,983	$11,988
Sep 20	$11,339	$14,417	$10,615	$10,985	$11,894
Oct 20	$11,438	$14,067	$10,617	$10,981	$11,818
Nov 20	$11,783	$15,800	$10,618	$10,985	$12,185
Dec 20	$11,823	$16,534	$10,619	$10,990	$12,331
Jan 21	$11,738	$16,459	$10,620	$10,994	$12,320
Feb 21	$11,511	$16,840	$10,621	$10,988	$12,386
Mar 21	$11,679	$17,290	$10,621	$10,985	$12,466
Apr 21	$11,848	$18,046	$10,622	$10,989	$12,606
May 21	$11,966	$18,327	$10,622	$10,999	$12,664
Jun 21	$11,814	$18,568	$10,621	$10,980	$12,690
Jul 21	$11,713	$18,696	$10,622	$10,999	$12,728
Aug 21	$11,806	$19,164	$10,622	$10,999	$12,807
Sep 21	$12,051	$18,372	$10,623	$10,988	$12,665
Oct 21	$11,502	$19,310	$10,623	$10,952	$12,796
Nov 21	$11,595	$18,845	$10,623	$10,947	$12,715
Dec 21	$11,882	$19,599	$10,624	$10,924	$12,822
Jan 22	$11,865	$18,637	$10,624	$10,847	$12,597
Feb 22	$11,629	$18,155	$10,625	$10,803	$12,476
Mar 22	$11,722	$18,548	$10,629	$10,650	$12,412
Apr 22	$11,865	$17,064	$10,630	$10,599	$12,119
May 22	$11,865	$17,084	$10,637	$10,662	$12,177
Jun 22	$11,637	$15,644	$10,640	$10,595	$11,862
Jul 22	$11,570	$16,736	$10,646	$10,640	$12,107
Aug 22	$11,890	$16,120	$10,664	$10,555	$11,923
Sep 22	$11,907	$14,577	$10,690	$10,431	$11,533
Oct 22	$12,101	$15,456	$10,707	$10,421	$11,698
Nov 22	$12,253	$16,655	$10,741	$10,489	$11,982
Dec 22	$12,612	$16,000	$10,780	$10,507	$11,881
Jan 23	$12,420	$17,147	$10,814	$10,585	$12,159
Feb 23	$12,551	$16,655	$10,849	$10,503	$12,001
Mar 23	$12,437	$17,169	$10,896	$10,675	$12,241
Apr 23	$12,594	$17,416	$10,930	$10,703	$12,310
May 23	$12,647	$17,229	$10,973	$10,666	$12,244
Jun 23	$12,892	$18,229	$11,023	$10,610	$12,374
Jul 23	$13,020	$18,897	$11,067	$10,647	$12,520
Aug 23	$13,038	$18,369	$11,117	$10,688	$12,469
Sep 23	$13,267	$17,609	$11,168	$10,685	$12,337
Oct 23	$13,185	$17,080	$11,218	$10,722	$12,276
Nov 23	$13,249	$18,656	$11,268	$10,833	$12,655
Dec 23	$12,988	$19,552	$11,321	$10,958	$12,917
Jan 24	$13,408	$19,667	$11,369	$10,998	$12,971
Feb 24	$13,711	$20,511	$11,416	$10,951	$13,068
Mar 24	$13,907	$21,155	$11,467	$10,989	$13,205
Apr 24	$13,878	$20,457	$11,516	$10,947	$13,058
May 24	$13,936	$21,288	$11,572	$11,024	$13,260
Jun 24	$13,956	$21,762	$11,619	$11,089	$13,392
Jul 24	$13,741	$22,113	$11,671	$11,218	$13,563
Aug 24	$13,897	$22,674	$11,727	$11,319	$13,741
Sep 24	$13,868	$23,201	$11,778	$11,411	$13,904
Oct 24	$14,073	$22,680	$11,822	$11,342	$13,763
Nov 24	$14,562	$23,529	$11,867	$11,374	$13,921
Dec 24	$14,513	$22,972	$11,915	$11,400	$13,862
Jan 25	$14,708	$23,743	$11,959	$11,450	$14,024
Feb 25	$14,728	$23,600	$11,997	$11,531	$14,077
Mar 25	$14,601	$22,667	$12,037	$11,585	$13,988
Apr 25	$14,552	$22,879	$12,079	$11,679	$14,106

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Shares ...
	4.86%	5.42%	3.82%
MSCI All Country World Index...
	11.84	13.07	8.63
ICE BofA 3-Month U.S. Treasury Bill Index...
	4.88	2.63	1.91
Bloomberg 1-3 Year Treasury Bond Index...
	6.68	1.27	1.56
25% MSCI ACWI Index/75% Bloomberg 1-3 Year Treasury Bond Index...
	8.02	4.31	3.50

Key Fund statistics

Net Assets...
$2,825,129,670
Number of Portfolio Holdings...
1,099
Net Investment Advisory Fees...
$11,313,501
Portfolio Turnover Rate...
108%

The Fund's returns shown prior to January 29, 2016 are the returns of the Fund when it followed different investment strategies under the name BlackRock Managed Volatility Portfolio.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2025)

Ten largest holdings

Portfolio composition

SecurityFootnote Reference(a)	Percent of Net Assets
Apple, Inc...
3.2%
Microsoft Corp...
2.9
NVIDIA Corp...
2.6
Amazon.com, Inc...
1.9
Meta Platforms, Inc., Class A...
1.3
Alphabet, Inc., Class A...
1.1
Broadcom, Inc...
0.9
Alphabet, Inc., Class C...
0.9
Philip Morris International, Inc...
0.9
Walmart, Inc...
0.8
Asset Type	Percent of Net Assets
Common Stocks...
69.7%
Rights...
0.0Footnote Reference(b)
Asset-Backed Securities...
-
Other Interests...
-
Short-Term Securities...
12.1
Other Assets Less Liabilities...
18.2
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Tactical Opportunities Fund

Institutional Shares | PBAIX

Annual Shareholder Report — April 30, 2025

PBAIX-04/25-AR

BlackRock Tactical Opportunities Fund

Service Shares | PCBSX

Annual Shareholder Report — April 30, 2025

This annual shareholder report contains important information about BlackRock Tactical Opportunities Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$105	1.03%

How did the Fund perform last year?

  For the reporting period ended April 30, 2025, the Fund's Service Shares returned 4.63%.

  For the same period, the MSCI All Country World Index returned 11.84% and the ICE BofA 3-Month U.S. Treasury Bill Index returned 4.88%.

What contributed to performance?

Relative value positioning in equities contributed to absolute performance. A preference for peripheral European equities (Italy and Spain) versus the core (Germany) in 2024 was additive to performance. Early in 2025, a short in U.S. equities versus a basket of developed-market peers also helped results. Directional longs in Japanese and U.S. value stocks were positive contributors, as well.

With respect to relative value positioning in bonds, a long position in U.S. Treasuries versus a short position in German Bunds helped performance in early 2025 given Germany’s announcements of increased fiscal spending.

A short position in the U.S. Dollar versus the Japanese yen in early 2025 also contributed given the Dollar’s weakness in this time.

The Fund held an allocation to cash as collateral for derivative positions and as a means of earning a modest yield. The cash position contributed to absolute performance.

What detracted from performance?

Relative value positioning in bonds was the largest detractor. The Fund struggled to navigate elections in the emerging markets in mid-2024, as well as policy shifts in the developed markets in the first quarter of 2025. Directional short positions in U.S. Treasuries also detracted from Fund performance, particularly in early 2025 as markets priced in a higher probability of recession amid rising policy uncertainty in the United States.

The investment advisor used derivatives, including equity index and sovereign bond futures, total return swaps, interest rate swaps, and currency forward contracts, as an efficient means to take active views on interest rates, equity indices, and currencies. These exposures make up a significant portion of NAV given the Fund’s investment approach of trading interest rates, equity indices, and currencies across global markets. The use of derivatives instead of physical instruments had a minimal negative impact on results.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: May 1, 2015 through April 30, 2025

Initial Investment of $10,000

	Service Shares	MSCI All Country World Index	ICE BofA 3-Month U.S. Treasury Bill Index	Bloomberg 1-3 Year Treasury Bond Index	25% MSCI ACWI Index/75% Bloomberg 1-3 Year Treasury Bond Index
Apr 15	$10,000	$10,000	$10,000	$10,000	$10,000
May 15	$10,094	$9,987	$10,000	$10,007	$10,002
Jun 15	$9,899	$9,752	$10,000	$10,010	$9,945
Jul 15	$9,926	$9,837	$10,000	$10,015	$9,971
Aug 15	$9,604	$9,162	$10,001	$10,010	$9,796
Sep 15	$9,477	$8,830	$10,002	$10,041	$9,730
Oct 15	$9,718	$9,523	$10,001	$10,031	$9,914
Nov 15	$9,765	$9,445	$10,001	$10,006	$9,875
Dec 15	$9,576	$9,274	$10,005	$9,997	$9,824
Jan 16	$9,478	$8,715	$10,005	$10,058	$9,721
Feb 16	$9,344	$8,655	$10,007	$10,070	$9,712
Mar 16	$9,421	$9,296	$10,012	$10,087	$9,905
Apr 16	$9,379	$9,434	$10,015	$10,091	$9,944
May 16	$9,428	$9,446	$10,016	$10,080	$9,939
Jun 16	$9,295	$9,388	$10,019	$10,141	$9,969
Jul 16	$9,344	$9,793	$10,022	$10,135	$10,072
Aug 16	$9,379	$9,826	$10,024	$10,118	$10,068
Sep 16	$9,379	$9,886	$10,029	$10,130	$10,092
Oct 16	$9,421	$9,718	$10,031	$10,123	$10,044
Nov 16	$9,604	$9,792	$10,033	$10,081	$10,032
Dec 16	$9,568	$10,004	$10,037	$10,084	$10,088
Jan 17	$9,704	$10,277	$10,042	$10,097	$10,167
Feb 17	$9,554	$10,566	$10,046	$10,107	$10,246
Mar 17	$9,583	$10,695	$10,048	$10,111	$10,280
Apr 17	$9,547	$10,861	$10,055	$10,126	$10,332
May 17	$9,904	$11,101	$10,060	$10,139	$10,399
Jun 17	$9,776	$11,152	$10,068	$10,130	$10,404
Jul 17	$9,811	$11,463	$10,077	$10,152	$10,493
Aug 17	$9,875	$11,507	$10,086	$10,172	$10,519
Sep 17	$10,040	$11,730	$10,095	$10,155	$10,556
Oct 17	$10,268	$11,973	$10,104	$10,147	$10,606
Nov 17	$10,240	$12,205	$10,112	$10,126	$10,640
Dec 17	$10,314	$12,402	$10,123	$10,126	$10,683
Jan 18	$10,415	$13,101	$10,135	$10,095	$10,809
Feb 18	$10,530	$12,551	$10,145	$10,090	$10,692
Mar 18	$10,652	$12,283	$10,159	$10,111	$10,651
Apr 18	$10,746	$12,400	$10,173	$10,093	$10,662
May 18	$10,868	$12,415	$10,188	$10,130	$10,695
Jun 18	$10,832	$12,348	$10,205	$10,132	$10,682
Jul 18	$10,918	$12,720	$10,221	$10,130	$10,761
Aug 18	$10,782	$12,820	$10,240	$10,163	$10,809
Sep 18	$11,033	$12,876	$10,255	$10,151	$10,810
Oct 18	$10,926	$11,911	$10,273	$10,166	$10,620
Nov 18	$10,890	$12,086	$10,294	$10,202	$10,687
Dec 18	$10,763	$11,234	$10,313	$10,284	$10,564
Jan 19	$11,009	$12,121	$10,333	$10,312	$10,793
Feb 19	$10,898	$12,446	$10,352	$10,322	$10,873
Mar 19	$10,914	$12,602	$10,375	$10,386	$10,958
Apr 19	$10,882	$13,028	$10,395	$10,407	$11,067
May 19	$10,684	$12,255	$10,418	$10,484	$10,965
Jun 19	$10,787	$13,057	$10,441	$10,539	$11,187
Jul 19	$10,763	$13,095	$10,460	$10,526	$11,185
Aug 19	$10,557	$12,785	$10,482	$10,612	$11,188
Sep 19	$10,732	$13,054	$10,500	$10,600	$11,237
Oct 19	$10,937	$13,411	$10,520	$10,635	$11,342
Nov 19	$10,969	$13,738	$10,533	$10,631	$11,407
Dec 19	$10,924	$14,222	$10,548	$10,654	$11,526
Jan 20	$11,046	$14,065	$10,562	$10,713	$11,542
Feb 20	$10,932	$12,929	$10,578	$10,809	$11,387
Mar 20	$10,900	$11,184	$10,609	$10,948	$11,112
Apr 20	$11,022	$12,382	$10,610	$10,962	$11,421
May 20	$11,266	$12,920	$10,610	$10,971	$11,552
Jun 20	$11,241	$13,333	$10,611	$10,975	$11,647
Jul 20	$11,249	$14,038	$10,613	$10,985	$11,809
Aug 20	$11,274	$14,897	$10,614	$10,983	$11,988
Sep 20	$11,176	$14,417	$10,615	$10,985	$11,894
Oct 20	$11,266	$14,067	$10,617	$10,981	$11,818
Nov 20	$11,607	$15,800	$10,618	$10,985	$12,185
Dec 20	$11,642	$16,534	$10,619	$10,990	$12,331
Jan 21	$11,559	$16,459	$10,620	$10,994	$12,320
Feb 21	$11,334	$16,840	$10,621	$10,988	$12,386
Mar 21	$11,492	$17,290	$10,621	$10,985	$12,466
Apr 21	$11,659	$18,046	$10,622	$10,989	$12,606
May 21	$11,768	$18,327	$10,622	$10,999	$12,664
Jun 21	$11,617	$18,568	$10,621	$10,980	$12,690
Jul 21	$11,517	$18,696	$10,622	$10,999	$12,728
Aug 21	$11,609	$19,164	$10,622	$10,999	$12,807
Sep 21	$11,843	$18,372	$10,623	$10,988	$12,665
Oct 21	$11,300	$19,310	$10,623	$10,952	$12,796
Nov 21	$11,392	$18,845	$10,623	$10,947	$12,715
Dec 21	$11,668	$19,599	$10,624	$10,924	$12,822
Jan 22	$11,642	$18,637	$10,624	$10,847	$12,597
Feb 22	$11,409	$18,155	$10,625	$10,803	$12,476
Mar 22	$11,501	$18,548	$10,629	$10,650	$12,412
Apr 22	$11,634	$17,064	$10,630	$10,599	$12,119
May 22	$11,634	$17,084	$10,637	$10,662	$12,177
Jun 22	$11,417	$15,644	$10,640	$10,595	$11,862
Jul 22	$11,342	$16,736	$10,646	$10,640	$12,107
Aug 22	$11,651	$16,120	$10,664	$10,555	$11,923
Sep 22	$11,668	$14,577	$10,690	$10,431	$11,533
Oct 22	$11,851	$15,456	$10,707	$10,421	$11,698
Nov 22	$12,001	$16,655	$10,741	$10,489	$11,982
Dec 22	$12,350	$16,000	$10,780	$10,507	$11,881
Jan 23	$12,160	$17,147	$10,814	$10,585	$12,159
Feb 23	$12,280	$16,655	$10,849	$10,503	$12,001
Mar 23	$12,168	$17,169	$10,896	$10,675	$12,241
Apr 23	$12,324	$17,416	$10,930	$10,703	$12,310
May 23	$12,367	$17,229	$10,973	$10,666	$12,244
Jun 23	$12,609	$18,229	$11,023	$10,610	$12,374
Jul 23	$12,726	$18,897	$11,067	$10,647	$12,520
Aug 23	$12,744	$18,369	$11,117	$10,688	$12,469
Sep 23	$12,962	$17,609	$11,168	$10,685	$12,337
Oct 23	$12,880	$17,080	$11,218	$10,722	$12,276
Nov 23	$12,944	$18,656	$11,268	$10,833	$12,655
Dec 23	$12,683	$19,552	$11,321	$10,958	$12,917
Jan 24	$13,088	$19,667	$11,369	$10,998	$12,971
Feb 24	$13,387	$20,511	$11,416	$10,951	$13,068
Mar 24	$13,571	$21,155	$11,467	$10,989	$13,205
Apr 24	$13,532	$20,457	$11,516	$10,947	$13,058
May 24	$13,590	$21,288	$11,572	$11,024	$13,260
Jun 24	$13,619	$21,762	$11,619	$11,089	$13,392
Jul 24	$13,397	$22,113	$11,671	$11,218	$13,563
Aug 24	$13,551	$22,674	$11,727	$11,319	$13,741
Sep 24	$13,522	$23,201	$11,778	$11,411	$13,904
Oct 24	$13,715	$22,680	$11,822	$11,342	$13,763
Nov 24	$14,188	$23,529	$11,867	$11,374	$13,921
Dec 24	$14,130	$22,972	$11,915	$11,400	$13,862
Jan 25	$14,323	$23,743	$11,959	$11,450	$14,024
Feb 25	$14,342	$23,600	$11,997	$11,531	$14,077
Mar 25	$14,207	$22,667	$12,037	$11,585	$13,988
Apr 25	$14,159	$22,879	$12,079	$11,679	$14,106

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Service Shares ...
	4.63%	5.14%	3.54%
MSCI All Country World Index...
	11.84	13.07	8.63
ICE BofA 3-Month U.S. Treasury Bill Index...
	4.88	2.63	1.91
Bloomberg 1-3 Year Treasury Bond Index...
	6.68	1.27	1.56
25% MSCI ACWI Index/75% Bloomberg 1-3 Year Treasury Bond Index...
	8.02	4.31	3.50

Key Fund statistics

Net Assets...
$2,825,129,670
Number of Portfolio Holdings...
1,099
Net Investment Advisory Fees...
$11,313,501
Portfolio Turnover Rate...
108%

Average annual total returns reflect reductions for service fees.

The Fund's returns shown prior to January 29, 2016 are the returns of the Fund when it followed different investment strategies under the name BlackRock Managed Volatility Portfolio.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2025)

Ten largest holdings

Portfolio composition

SecurityFootnote Reference(a)	Percent of Net Assets
Apple, Inc...
3.2%
Microsoft Corp...
2.9
NVIDIA Corp...
2.6
Amazon.com, Inc...
1.9
Meta Platforms, Inc., Class A...
1.3
Alphabet, Inc., Class A...
1.1
Broadcom, Inc...
0.9
Alphabet, Inc., Class C...
0.9
Philip Morris International, Inc...
0.9
Walmart, Inc...
0.8
Asset Type	Percent of Net Assets
Common Stocks...
69.7%
Rights...
0.0Footnote Reference(b)
Asset-Backed Securities...
-
Other Interests...
-
Short-Term Securities...
12.1
Other Assets Less Liabilities...
18.2
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Tactical Opportunities Fund

Service Shares | PCBSX

Annual Shareholder Report — April 30, 2025

PCBSX-04/25-AR

BlackRock Tactical Opportunities Fund

Investor A Shares | PCBAX

Annual Shareholder Report — April 30, 2025

This annual shareholder report contains important information about BlackRock Tactical Opportunities Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$108	1.05%

How did the Fund perform last year?

  For the reporting period ended April 30, 2025, the Fund's Investor A Shares returned 4.64%.

  For the same period, the MSCI All Country World Index returned 11.84% and the ICE BofA 3-Month U.S. Treasury Bill Index returned 4.88%.

What contributed to performance?

Relative value positioning in equities contributed to absolute performance. A preference for peripheral European equities (Italy and Spain) versus the core (Germany) in 2024 was additive to performance. Early in 2025, a short in U.S. equities versus a basket of developed-market peers also helped results. Directional longs in Japanese and U.S. value stocks were positive contributors, as well.

With respect to relative value positioning in bonds, a long position in U.S. Treasuries versus a short position in German Bunds helped performance in early 2025 given Germany’s announcements of increased fiscal spending.

A short position in the U.S. Dollar versus the Japanese yen in early 2025 also contributed given the Dollar’s weakness in this time.

The Fund held an allocation to cash as collateral for derivative positions and as a means of earning a modest yield. The cash position contributed to absolute performance.

What detracted from performance?

Relative value positioning in bonds was the largest detractor. The Fund struggled to navigate elections in the emerging markets in mid-2024, as well as policy shifts in the developed markets in the first quarter of 2025. Directional short positions in U.S. Treasuries also detracted from Fund performance, particularly in early 2025 as markets priced in a higher probability of recession amid rising policy uncertainty in the United States.

The investment advisor used derivatives, including equity index and sovereign bond futures, total return swaps, interest rate swaps, and currency forward contracts, as an efficient means to take active views on interest rates, equity indices, and currencies. These exposures make up a significant portion of NAV given the Fund’s investment approach of trading interest rates, equity indices, and currencies across global markets. The use of derivatives instead of physical instruments had a minimal negative impact on results.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: May 1, 2015 through April 30, 2025

Initial Investment of $10,000

	Investor A Shares	MSCI All Country World Index	ICE BofA 3-Month U.S. Treasury Bill Index	Bloomberg 1-3 Year Treasury Bond Index	25% MSCI ACWI Index/75% Bloomberg 1-3 Year Treasury Bond Index
Apr 15	$9,475	$10,000	$10,000	$10,000	$10,000
May 15	$9,564	$9,987	$10,000	$10,007	$10,002
Jun 15	$9,386	$9,752	$10,000	$10,010	$9,945
Jul 15	$9,405	$9,837	$10,000	$10,015	$9,971
Aug 15	$9,106	$9,162	$10,001	$10,010	$9,796
Sep 15	$8,985	$8,830	$10,002	$10,041	$9,730
Oct 15	$9,214	$9,523	$10,001	$10,031	$9,914
Nov 15	$9,259	$9,445	$10,001	$10,006	$9,875
Dec 15	$9,073	$9,274	$10,005	$9,997	$9,824
Jan 16	$8,986	$8,715	$10,005	$10,058	$9,721
Feb 16	$8,860	$8,655	$10,007	$10,070	$9,712
Mar 16	$8,933	$9,296	$10,012	$10,087	$9,905
Apr 16	$8,893	$9,434	$10,015	$10,091	$9,944
May 16	$8,933	$9,446	$10,016	$10,080	$9,939
Jun 16	$8,813	$9,388	$10,019	$10,141	$9,969
Jul 16	$8,860	$9,793	$10,022	$10,135	$10,072
Aug 16	$8,893	$9,826	$10,024	$10,118	$10,068
Sep 16	$8,886	$9,886	$10,029	$10,130	$10,092
Oct 16	$8,926	$9,718	$10,031	$10,123	$10,044
Nov 16	$9,100	$9,792	$10,033	$10,081	$10,032
Dec 16	$9,066	$10,004	$10,037	$10,084	$10,088
Jan 17	$9,194	$10,277	$10,042	$10,097	$10,167
Feb 17	$9,059	$10,566	$10,046	$10,107	$10,246
Mar 17	$9,079	$10,695	$10,048	$10,111	$10,280
Apr 17	$9,046	$10,861	$10,055	$10,126	$10,332
May 17	$9,384	$11,101	$10,060	$10,139	$10,399
Jun 17	$9,262	$11,152	$10,068	$10,130	$10,404
Jul 17	$9,296	$11,463	$10,077	$10,152	$10,493
Aug 17	$9,357	$11,507	$10,086	$10,172	$10,519
Sep 17	$9,512	$11,730	$10,095	$10,155	$10,556
Oct 17	$9,729	$11,973	$10,104	$10,147	$10,606
Nov 17	$9,702	$12,205	$10,112	$10,126	$10,640
Dec 17	$9,765	$12,402	$10,123	$10,126	$10,683
Jan 18	$9,860	$13,101	$10,135	$10,095	$10,809
Feb 18	$9,970	$12,551	$10,145	$10,090	$10,692
Mar 18	$10,079	$12,283	$10,159	$10,111	$10,651
Apr 18	$10,167	$12,400	$10,173	$10,093	$10,662
May 18	$10,283	$12,415	$10,188	$10,130	$10,695
Jun 18	$10,249	$12,348	$10,205	$10,132	$10,682
Jul 18	$10,331	$12,720	$10,221	$10,130	$10,761
Aug 18	$10,201	$12,820	$10,240	$10,163	$10,809
Sep 18	$10,440	$12,876	$10,255	$10,151	$10,810
Oct 18	$10,338	$11,911	$10,273	$10,166	$10,620
Nov 18	$10,304	$12,086	$10,294	$10,202	$10,687
Dec 18	$10,189	$11,234	$10,313	$10,284	$10,564
Jan 19	$10,421	$12,121	$10,333	$10,312	$10,793
Feb 19	$10,316	$12,446	$10,352	$10,322	$10,873
Mar 19	$10,331	$12,602	$10,375	$10,386	$10,958
Apr 19	$10,294	$13,028	$10,395	$10,407	$11,067
May 19	$10,106	$12,255	$10,418	$10,484	$10,965
Jun 19	$10,204	$13,057	$10,441	$10,539	$11,187
Jul 19	$10,181	$13,095	$10,460	$10,526	$11,185
Aug 19	$9,994	$12,785	$10,482	$10,612	$11,188
Sep 19	$10,151	$13,054	$10,500	$10,600	$11,237
Oct 19	$10,346	$13,411	$10,520	$10,635	$11,342
Nov 19	$10,376	$13,738	$10,533	$10,631	$11,407
Dec 19	$10,333	$14,222	$10,548	$10,654	$11,526
Jan 20	$10,449	$14,065	$10,562	$10,713	$11,542
Feb 20	$10,341	$12,929	$10,578	$10,809	$11,387
Mar 20	$10,310	$11,184	$10,609	$10,948	$11,112
Apr 20	$10,426	$12,382	$10,610	$10,962	$11,421
May 20	$10,657	$12,920	$10,610	$10,971	$11,552
Jun 20	$10,626	$13,333	$10,611	$10,975	$11,647
Jul 20	$10,634	$14,038	$10,613	$10,985	$11,809
Aug 20	$10,657	$14,897	$10,614	$10,983	$11,988
Sep 20	$10,565	$14,417	$10,615	$10,985	$11,894
Oct 20	$10,657	$14,067	$10,617	$10,981	$11,818
Nov 20	$10,974	$15,800	$10,618	$10,985	$12,185
Dec 20	$11,004	$16,534	$10,619	$10,990	$12,331
Jan 21	$10,932	$16,459	$10,620	$10,994	$12,320
Feb 21	$10,719	$16,840	$10,621	$10,988	$12,386
Mar 21	$10,869	$17,290	$10,621	$10,985	$12,466
Apr 21	$11,027	$18,046	$10,622	$10,989	$12,606
May 21	$11,130	$18,327	$10,622	$10,999	$12,664
Jun 21	$10,988	$18,568	$10,621	$10,980	$12,690
Jul 21	$10,893	$18,696	$10,622	$10,999	$12,728
Aug 21	$10,980	$19,164	$10,622	$10,999	$12,807
Sep 21	$11,202	$18,372	$10,623	$10,988	$12,665
Oct 21	$10,687	$19,310	$10,623	$10,952	$12,796
Nov 21	$10,774	$18,845	$10,623	$10,947	$12,715
Dec 21	$11,035	$19,599	$10,624	$10,924	$12,822
Jan 22	$11,012	$18,637	$10,624	$10,847	$12,597
Feb 22	$10,790	$18,155	$10,625	$10,803	$12,476
Mar 22	$10,877	$18,548	$10,629	$10,650	$12,412
Apr 22	$11,004	$17,064	$10,630	$10,599	$12,119
May 22	$11,004	$17,084	$10,637	$10,662	$12,177
Jun 22	$10,790	$15,644	$10,640	$10,595	$11,862
Jul 22	$10,727	$16,736	$10,646	$10,640	$12,107
Aug 22	$11,019	$16,120	$10,664	$10,555	$11,923
Sep 22	$11,035	$14,577	$10,690	$10,431	$11,533
Oct 22	$11,209	$15,456	$10,707	$10,421	$11,698
Nov 22	$11,344	$16,655	$10,741	$10,489	$11,982
Dec 22	$11,673	$16,000	$10,780	$10,507	$11,881
Jan 23	$11,501	$17,147	$10,814	$10,585	$12,159
Feb 23	$11,607	$16,655	$10,849	$10,503	$12,001
Mar 23	$11,501	$17,169	$10,896	$10,675	$12,241
Apr 23	$11,648	$17,416	$10,930	$10,703	$12,310
May 23	$11,689	$17,229	$10,973	$10,666	$12,244
Jun 23	$11,918	$18,229	$11,023	$10,610	$12,374
Jul 23	$12,034	$18,897	$11,067	$10,647	$12,520
Aug 23	$12,043	$18,369	$11,117	$10,688	$12,469
Sep 23	$12,258	$17,609	$11,168	$10,685	$12,337
Oct 23	$12,180	$17,080	$11,218	$10,722	$12,276
Nov 23	$12,232	$18,656	$11,268	$10,833	$12,655
Dec 23	$11,990	$19,552	$11,321	$10,958	$12,917
Jan 24	$12,374	$19,667	$11,369	$10,998	$12,971
Feb 24	$12,657	$20,511	$11,416	$10,951	$13,068
Mar 24	$12,831	$21,155	$11,467	$10,989	$13,205
Apr 24	$12,794	$20,457	$11,516	$10,947	$13,058
May 24	$12,849	$21,288	$11,572	$11,024	$13,260
Jun 24	$12,867	$21,762	$11,619	$11,089	$13,392
Jul 24	$12,666	$22,113	$11,671	$11,218	$13,563
Aug 24	$12,803	$22,674	$11,727	$11,319	$13,741
Sep 24	$12,776	$23,201	$11,778	$11,411	$13,904
Oct 24	$12,959	$22,680	$11,822	$11,342	$13,763
Nov 24	$13,416	$23,529	$11,867	$11,374	$13,921
Dec 24	$13,361	$22,972	$11,915	$11,400	$13,862
Jan 25	$13,534	$23,743	$11,959	$11,450	$14,024
Feb 25	$13,553	$23,600	$11,997	$11,531	$14,077
Mar 25	$13,434	$22,667	$12,037	$11,585	$13,988
Apr 25	$13,388	$22,879	$12,079	$11,679	$14,106

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Investor A Shares ...
	4.64%	5.13%	3.52%
Investor A Shares (with sales charge)...
	(0.85)	4.00	2.96
MSCI All Country World Index...
	11.84	13.07	8.63
ICE BofA 3-Month U.S. Treasury Bill Index...
	4.88	2.63	1.91
Bloomberg 1-3 Year Treasury Bond Index...
	6.68	1.27	1.56
25% MSCI ACWI Index/75% Bloomberg 1-3 Year Treasury Bond Index...
	8.02	4.31	3.50

Key Fund statistics

Net Assets...
$2,825,129,670
Number of Portfolio Holdings...
1,099
Net Investment Advisory Fees...
$11,313,501
Portfolio Turnover Rate...
108%

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.

The Fund's returns shown prior to January 29, 2016 are the returns of the Fund when it followed different investment strategies under the name BlackRock Managed Volatility Portfolio.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2025)

Ten largest holdings

Portfolio composition

SecurityFootnote Reference(a)	Percent of Net Assets
Apple, Inc...
3.2%
Microsoft Corp...
2.9
NVIDIA Corp...
2.6
Amazon.com, Inc...
1.9
Meta Platforms, Inc., Class A...
1.3
Alphabet, Inc., Class A...
1.1
Broadcom, Inc...
0.9
Alphabet, Inc., Class C...
0.9
Philip Morris International, Inc...
0.9
Walmart, Inc...
0.8
Asset Type	Percent of Net Assets
Common Stocks...
69.7%
Rights...
0.0Footnote Reference(b)
Asset-Backed Securities...
-
Other Interests...
-
Short-Term Securities...
12.1
Other Assets Less Liabilities...
18.2
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Tactical Opportunities Fund

Investor A Shares | PCBAX

Annual Shareholder Report — April 30, 2025

PCBAX-04/25-AR

BlackRock Tactical Opportunities Fund

Investor C Shares | BRBCX

Annual Shareholder Report — April 30, 2025

This annual shareholder report contains important information about BlackRock Tactical Opportunities Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$179	1.76%

How did the Fund perform last year?

  For the reporting period ended April 30, 2025, the Fund's Investor C Shares returned 3.86%.

  For the same period, the MSCI All Country World Index returned 11.84% and the ICE BofA 3-Month U.S. Treasury Bill Index returned 4.88%.

What contributed to performance?

Relative value positioning in equities contributed to absolute performance. A preference for peripheral European equities (Italy and Spain) versus the core (Germany) in 2024 was additive to performance. Early in 2025, a short in U.S. equities versus a basket of developed-market peers also helped results. Directional longs in Japanese and U.S. value stocks were positive contributors, as well.

With respect to relative value positioning in bonds, a long position in U.S. Treasuries versus a short position in German Bunds helped performance in early 2025 given Germany’s announcements of increased fiscal spending.

A short position in the U.S. Dollar versus the Japanese yen in early 2025 also contributed given the Dollar’s weakness in this time.

The Fund held an allocation to cash as collateral for derivative positions and as a means of earning a modest yield. The cash position contributed to absolute performance.

What detracted from performance?

Relative value positioning in bonds was the largest detractor. The Fund struggled to navigate elections in the emerging markets in mid-2024, as well as policy shifts in the developed markets in the first quarter of 2025. Directional short positions in U.S. Treasuries also detracted from Fund performance, particularly in early 2025 as markets priced in a higher probability of recession amid rising policy uncertainty in the United States.

The investment advisor used derivatives, including equity index and sovereign bond futures, total return swaps, interest rate swaps, and currency forward contracts, as an efficient means to take active views on interest rates, equity indices, and currencies. These exposures make up a significant portion of NAV given the Fund’s investment approach of trading interest rates, equity indices, and currencies across global markets. The use of derivatives instead of physical instruments had a minimal negative impact on results.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: May 1, 2015 through April 30, 2025

Initial Investment of $10,000

	Investor C Shares	MSCI All Country World Index	ICE BofA 3-Month U.S. Treasury Bill Index	Bloomberg 1-3 Year Treasury Bond Index	25% MSCI ACWI Index/75% Bloomberg 1-3 Year Treasury Bond Index
Apr 15	$10,000	$10,000	$10,000	$10,000	$10,000
May 15	$10,096	$9,987	$10,000	$10,007	$10,002
Jun 15	$9,897	$9,752	$10,000	$10,010	$9,945
Jul 15	$9,910	$9,837	$10,000	$10,015	$9,971
Aug 15	$9,587	$9,162	$10,001	$10,010	$9,796
Sep 15	$9,456	$8,830	$10,002	$10,041	$9,730
Oct 15	$9,690	$9,523	$10,001	$10,031	$9,914
Nov 15	$9,738	$9,445	$10,001	$10,006	$9,875
Dec 15	$9,539	$9,274	$10,005	$9,997	$9,824
Jan 16	$9,432	$8,715	$10,005	$10,058	$9,721
Feb 16	$9,302	$8,655	$10,007	$10,070	$9,712
Mar 16	$9,374	$9,296	$10,012	$10,087	$9,905
Apr 16	$9,324	$9,434	$10,015	$10,091	$9,944
May 16	$9,360	$9,446	$10,016	$10,080	$9,939
Jun 16	$9,223	$9,388	$10,019	$10,141	$9,969
Jul 16	$9,274	$9,793	$10,022	$10,135	$10,072
Aug 16	$9,302	$9,826	$10,024	$10,118	$10,068
Sep 16	$9,295	$9,886	$10,029	$10,130	$10,092
Oct 16	$9,324	$9,718	$10,031	$10,123	$10,044
Nov 16	$9,503	$9,792	$10,033	$10,081	$10,032
Dec 16	$9,462	$10,004	$10,037	$10,084	$10,088
Jan 17	$9,592	$10,277	$10,042	$10,097	$10,167
Feb 17	$9,440	$10,566	$10,046	$10,107	$10,246
Mar 17	$9,462	$10,695	$10,048	$10,111	$10,280
Apr 17	$9,419	$10,861	$10,055	$10,126	$10,332
May 17	$9,765	$11,101	$10,060	$10,139	$10,399
Jun 17	$9,635	$11,152	$10,068	$10,130	$10,404
Jul 17	$9,664	$11,463	$10,077	$10,152	$10,493
Aug 17	$9,722	$11,507	$10,086	$10,172	$10,519
Sep 17	$9,874	$11,730	$10,095	$10,155	$10,556
Oct 17	$10,098	$11,973	$10,104	$10,147	$10,606
Nov 17	$10,061	$12,205	$10,112	$10,126	$10,640
Dec 17	$10,118	$12,402	$10,123	$10,126	$10,683
Jan 18	$10,213	$13,101	$10,135	$10,095	$10,809
Feb 18	$10,314	$12,551	$10,145	$10,090	$10,692
Mar 18	$10,431	$12,283	$10,159	$10,111	$10,651
Apr 18	$10,511	$12,400	$10,173	$10,093	$10,662
May 18	$10,620	$12,415	$10,188	$10,130	$10,695
Jun 18	$10,591	$12,348	$10,205	$10,132	$10,682
Jul 18	$10,663	$12,720	$10,221	$10,130	$10,761
Aug 18	$10,525	$12,820	$10,240	$10,163	$10,809
Sep 18	$10,765	$12,876	$10,255	$10,151	$10,810
Oct 18	$10,656	$11,911	$10,273	$10,166	$10,620
Nov 18	$10,612	$12,086	$10,294	$10,202	$10,687
Dec 18	$10,489	$11,234	$10,313	$10,284	$10,564
Jan 19	$10,718	$12,121	$10,333	$10,312	$10,793
Feb 19	$10,599	$12,446	$10,352	$10,322	$10,873
Mar 19	$10,615	$12,602	$10,375	$10,386	$10,958
Apr 19	$10,576	$13,028	$10,395	$10,407	$11,067
May 19	$10,370	$12,255	$10,418	$10,484	$10,965
Jun 19	$10,465	$13,057	$10,441	$10,539	$11,187
Jul 19	$10,433	$13,095	$10,460	$10,526	$11,185
Aug 19	$10,236	$12,785	$10,482	$10,612	$11,188
Sep 19	$10,394	$13,054	$10,500	$10,600	$11,237
Oct 19	$10,591	$13,411	$10,520	$10,635	$11,342
Nov 19	$10,615	$13,738	$10,533	$10,631	$11,407
Dec 19	$10,559	$14,222	$10,548	$10,654	$11,526
Jan 20	$10,672	$14,065	$10,562	$10,713	$11,542
Feb 20	$10,559	$12,929	$10,578	$10,809	$11,387
Mar 20	$10,519	$11,184	$10,609	$10,948	$11,112
Apr 20	$10,632	$12,382	$10,610	$10,962	$11,421
May 20	$10,858	$12,920	$10,610	$10,971	$11,552
Jun 20	$10,826	$13,333	$10,611	$10,975	$11,647
Jul 20	$10,826	$14,038	$10,613	$10,985	$11,809
Aug 20	$10,842	$14,897	$10,614	$10,983	$11,988
Sep 20	$10,737	$14,417	$10,615	$10,985	$11,894
Oct 20	$10,826	$14,067	$10,617	$10,981	$11,818
Nov 20	$11,142	$15,800	$10,618	$10,985	$12,185
Dec 20	$11,165	$16,534	$10,619	$10,990	$12,331
Jan 21	$11,083	$16,459	$10,620	$10,994	$12,320
Feb 21	$10,861	$16,840	$10,621	$10,988	$12,386
Mar 21	$11,001	$17,290	$10,621	$10,985	$12,466
Apr 21	$11,157	$18,046	$10,622	$10,989	$12,606
May 21	$11,255	$18,327	$10,622	$10,999	$12,664
Jun 21	$11,107	$18,568	$10,621	$10,980	$12,690
Jul 21	$11,001	$18,696	$10,622	$10,999	$12,728
Aug 21	$11,083	$19,164	$10,622	$10,999	$12,807
Sep 21	$11,296	$18,372	$10,623	$10,988	$12,665
Oct 21	$10,771	$19,310	$10,623	$10,952	$12,796
Nov 21	$10,853	$18,845	$10,623	$10,947	$12,715
Dec 21	$11,107	$19,599	$10,624	$10,924	$12,822
Jan 22	$11,083	$18,637	$10,624	$10,847	$12,597
Feb 22	$10,853	$18,155	$10,625	$10,803	$12,476
Mar 22	$10,927	$18,548	$10,629	$10,650	$12,412
Apr 22	$11,050	$17,064	$10,630	$10,599	$12,119
May 22	$11,050	$17,084	$10,637	$10,662	$12,177
Jun 22	$10,828	$15,644	$10,640	$10,595	$11,862
Jul 22	$10,755	$16,736	$10,646	$10,640	$12,107
Aug 22	$11,042	$16,120	$10,664	$10,555	$11,923
Sep 22	$11,050	$14,577	$10,690	$10,431	$11,533
Oct 22	$11,222	$15,456	$10,707	$10,421	$11,698
Nov 22	$11,345	$16,655	$10,741	$10,489	$11,982
Dec 22	$11,674	$16,000	$10,780	$10,507	$11,881
Jan 23	$11,488	$17,147	$10,814	$10,585	$12,159
Feb 23	$11,589	$16,655	$10,849	$10,503	$12,001
Mar 23	$11,479	$17,169	$10,896	$10,675	$12,241
Apr 23	$11,615	$17,416	$10,930	$10,703	$12,310
May 23	$11,655	$17,229	$10,973	$10,666	$12,244
Jun 23	$11,884	$18,229	$11,023	$10,610	$12,374
Jul 23	$12,000	$18,897	$11,067	$10,647	$12,520
Aug 23	$12,008	$18,369	$11,117	$10,688	$12,469
Sep 23	$12,222	$17,609	$11,168	$10,685	$12,337
Oct 23	$12,145	$17,080	$11,218	$10,722	$12,276
Nov 23	$12,196	$18,656	$11,268	$10,833	$12,655
Dec 23	$11,955	$19,552	$11,321	$10,958	$12,917
Jan 24	$12,338	$19,667	$11,369	$10,998	$12,971
Feb 24	$12,621	$20,511	$11,416	$10,951	$13,068
Mar 24	$12,794	$21,155	$11,467	$10,989	$13,205
Apr 24	$12,757	$20,457	$11,516	$10,947	$13,058
May 24	$12,812	$21,288	$11,572	$11,024	$13,260
Jun 24	$12,830	$21,762	$11,619	$11,089	$13,392
Jul 24	$12,630	$22,113	$11,671	$11,218	$13,563
Aug 24	$12,766	$22,674	$11,727	$11,319	$13,741
Sep 24	$12,739	$23,201	$11,778	$11,411	$13,904
Oct 24	$12,921	$22,680	$11,822	$11,342	$13,763
Nov 24	$13,377	$23,529	$11,867	$11,374	$13,921
Dec 24	$13,322	$22,972	$11,915	$11,400	$13,862
Jan 25	$13,495	$23,743	$11,959	$11,450	$14,024
Feb 25	$13,514	$23,600	$11,997	$11,531	$14,077
Mar 25	$13,395	$22,667	$12,037	$11,585	$13,988
Apr 25	$13,349	$22,879	$12,079	$11,679	$14,106

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Investor C Shares ...
	3.86%	4.36%	2.93%
Investor C Shares (with sales charge)...
	2.86	4.36	2.93
MSCI All Country World Index...
	11.84	13.07	8.63
ICE BofA 3-Month U.S. Treasury Bill Index...
	4.88	2.63	1.91
Bloomberg 1-3 Year Treasury Bond Index...
	6.68	1.27	1.56
25% MSCI ACWI Index/75% Bloomberg 1-3 Year Treasury Bond Index...
	8.02	4.31	3.50

Key Fund statistics

Net Assets...
$2,825,129,670
Number of Portfolio Holdings...
1,099
Net Investment Advisory Fees...
$11,313,501
Portfolio Turnover Rate...
108%

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.

The Fund's returns shown prior to January 29, 2016 are the returns of the Fund when it followed different investment strategies under the name BlackRock Managed Volatility Portfolio.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2025)

Ten largest holdings

Portfolio composition

SecurityFootnote Reference(a)	Percent of Net Assets
Apple, Inc...
3.2%
Microsoft Corp...
2.9
NVIDIA Corp...
2.6
Amazon.com, Inc...
1.9
Meta Platforms, Inc., Class A...
1.3
Alphabet, Inc., Class A...
1.1
Broadcom, Inc...
0.9
Alphabet, Inc., Class C...
0.9
Philip Morris International, Inc...
0.9
Walmart, Inc...
0.8
Asset Type	Percent of Net Assets
Common Stocks...
69.7%
Rights...
0.0Footnote Reference(b)
Asset-Backed Securities...
-
Other Interests...
-
Short-Term Securities...
12.1
Other Assets Less Liabilities...
18.2
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Tactical Opportunities Fund

Investor C Shares | BRBCX

Annual Shareholder Report — April 30, 2025

BRBCX-04/25-AR

BlackRock Tactical Opportunities Fund

Class K Shares | PBAKX

Annual Shareholder Report — April 30, 2025

This annual shareholder report contains important information about BlackRock Tactical Opportunities Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$64	0.62%

How did the Fund perform last year?

  For the reporting period ended April 30, 2025, the Fund's Class K Shares returned 5.00%.

  For the same period, the MSCI All Country World Index returned 11.84% and the ICE BofA 3-Month U.S. Treasury Bill Index returned 4.88%.

What contributed to performance?

Relative value positioning in equities contributed to absolute performance. A preference for peripheral European equities (Italy and Spain) versus the core (Germany) in 2024 was additive to performance. Early in 2025, a short in U.S. equities versus a basket of developed-market peers also helped results. Directional longs in Japanese and U.S. value stocks were positive contributors, as well.

With respect to relative value positioning in bonds, a long position in U.S. Treasuries versus a short position in German Bunds helped performance in early 2025 given Germany’s announcements of increased fiscal spending.

A short position in the U.S. Dollar versus the Japanese yen in early 2025 also contributed given the Dollar’s weakness in this time.

The Fund held an allocation to cash as collateral for derivative positions and as a means of earning a modest yield. The cash position contributed to absolute performance.

What detracted from performance?

Relative value positioning in bonds was the largest detractor. The Fund struggled to navigate elections in the emerging markets in mid-2024, as well as policy shifts in the developed markets in the first quarter of 2025. Directional short positions in U.S. Treasuries also detracted from Fund performance, particularly in early 2025 as markets priced in a higher probability of recession amid rising policy uncertainty in the United States.

The investment advisor used derivatives, including equity index and sovereign bond futures, total return swaps, interest rate swaps, and currency forward contracts, as an efficient means to take active views on interest rates, equity indices, and currencies. These exposures make up a significant portion of NAV given the Fund’s investment approach of trading interest rates, equity indices, and currencies across global markets. The use of derivatives instead of physical instruments had a minimal negative impact on results.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: May 1, 2015 through April 30, 2025

Initial Investment of $10,000

	Class K Shares	MSCI All Country World Index	ICE BofA 3-Month U.S. Treasury Bill Index	Bloomberg 1-3 Year Treasury Bond Index	25% MSCI ACWI Index/75% Bloomberg 1-3 Year Treasury Bond Index
Apr 15	$10,000	$10,000	$10,000	$10,000	$10,000
May 15	$10,094	$9,987	$10,000	$10,007	$10,002
Jun 15	$9,906	$9,752	$10,000	$10,010	$9,945
Jul 15	$9,926	$9,837	$10,000	$10,015	$9,971
Aug 15	$9,610	$9,162	$10,001	$10,010	$9,796
Sep 15	$9,483	$8,830	$10,002	$10,041	$9,730
Oct 15	$9,725	$9,523	$10,001	$10,031	$9,914
Nov 15	$9,772	$9,445	$10,001	$10,006	$9,875
Dec 15	$9,576	$9,274	$10,005	$9,997	$9,824
Jan 16	$9,484	$8,715	$10,005	$10,058	$9,721
Feb 16	$9,351	$8,655	$10,007	$10,070	$9,712
Mar 16	$9,428	$9,296	$10,012	$10,087	$9,905
Apr 16	$9,386	$9,434	$10,015	$10,091	$9,944
May 16	$9,428	$9,446	$10,016	$10,080	$9,939
Jun 16	$9,301	$9,388	$10,019	$10,141	$9,969
Jul 16	$9,351	$9,793	$10,022	$10,135	$10,072
Aug 16	$9,386	$9,826	$10,024	$10,118	$10,068
Sep 16	$9,386	$9,886	$10,029	$10,130	$10,092
Oct 16	$9,428	$9,718	$10,031	$10,123	$10,044
Nov 16	$9,617	$9,792	$10,033	$10,081	$10,032
Dec 16	$9,580	$10,004	$10,037	$10,084	$10,088
Jan 17	$9,722	$10,277	$10,042	$10,097	$10,167
Feb 17	$9,580	$10,566	$10,046	$10,107	$10,246
Mar 17	$9,608	$10,695	$10,048	$10,111	$10,280
Apr 17	$9,573	$10,861	$10,055	$10,126	$10,332
May 17	$9,929	$11,101	$10,060	$10,139	$10,399
Jun 17	$9,808	$11,152	$10,068	$10,130	$10,404
Jul 17	$9,844	$11,463	$10,077	$10,152	$10,493
Aug 17	$9,915	$11,507	$10,086	$10,172	$10,519
Sep 17	$10,079	$11,730	$10,095	$10,155	$10,556
Oct 17	$10,314	$11,973	$10,104	$10,147	$10,606
Nov 17	$10,279	$12,205	$10,112	$10,126	$10,640
Dec 17	$10,349	$12,402	$10,123	$10,126	$10,683
Jan 18	$10,457	$13,101	$10,135	$10,095	$10,809
Feb 18	$10,572	$12,551	$10,145	$10,090	$10,692
Mar 18	$10,695	$12,283	$10,159	$10,111	$10,651
Apr 18	$10,788	$12,400	$10,173	$10,093	$10,662
May 18	$10,918	$12,415	$10,188	$10,130	$10,695
Jun 18	$10,889	$12,348	$10,205	$10,132	$10,682
Jul 18	$10,983	$12,720	$10,221	$10,130	$10,761
Aug 18	$10,846	$12,820	$10,240	$10,163	$10,809
Sep 18	$11,105	$12,876	$10,255	$10,151	$10,810
Oct 18	$11,004	$11,911	$10,273	$10,166	$10,620
Nov 18	$10,968	$12,086	$10,294	$10,202	$10,687
Dec 18	$10,845	$11,234	$10,313	$10,284	$10,564
Jan 19	$11,100	$12,121	$10,333	$10,312	$10,793
Feb 19	$10,988	$12,446	$10,352	$10,322	$10,873
Mar 19	$11,012	$12,602	$10,375	$10,386	$10,958
Apr 19	$10,980	$13,028	$10,395	$10,407	$11,067
May 19	$10,782	$12,255	$10,418	$10,484	$10,965
Jun 19	$10,893	$13,057	$10,441	$10,539	$11,187
Jul 19	$10,869	$13,095	$10,460	$10,526	$11,185
Aug 19	$10,671	$12,785	$10,482	$10,612	$11,188
Sep 19	$10,845	$13,054	$10,500	$10,600	$11,237
Oct 19	$11,060	$13,411	$10,520	$10,635	$11,342
Nov 19	$11,092	$13,738	$10,533	$10,631	$11,407
Dec 19	$11,048	$14,222	$10,548	$10,654	$11,526
Jan 20	$11,179	$14,065	$10,562	$10,713	$11,542
Feb 20	$11,064	$12,929	$10,578	$10,809	$11,387
Mar 20	$11,040	$11,184	$10,609	$10,948	$11,112
Apr 20	$11,163	$12,382	$10,610	$10,962	$11,421
May 20	$11,418	$12,920	$10,610	$10,971	$11,552
Jun 20	$11,393	$13,333	$10,611	$10,975	$11,647
Jul 20	$11,402	$14,038	$10,613	$10,985	$11,809
Aug 20	$11,434	$14,897	$10,614	$10,983	$11,988
Sep 20	$11,336	$14,417	$10,615	$10,985	$11,894
Oct 20	$11,434	$14,067	$10,617	$10,981	$11,818
Nov 20	$11,780	$15,800	$10,618	$10,985	$12,185
Dec 20	$11,818	$16,534	$10,619	$10,990	$12,331
Jan 21	$11,742	$16,459	$10,620	$10,994	$12,320
Feb 21	$11,514	$16,840	$10,621	$10,988	$12,386
Mar 21	$11,683	$17,290	$10,621	$10,985	$12,466
Apr 21	$11,861	$18,046	$10,622	$10,989	$12,606
May 21	$11,971	$18,327	$10,622	$10,999	$12,664
Jun 21	$11,818	$18,568	$10,621	$10,980	$12,690
Jul 21	$11,725	$18,696	$10,622	$10,999	$12,728
Aug 21	$11,818	$19,164	$10,622	$10,999	$12,807
Sep 21	$12,064	$18,372	$10,623	$10,988	$12,665
Oct 21	$11,514	$19,310	$10,623	$10,952	$12,796
Nov 21	$11,607	$18,845	$10,623	$10,947	$12,715
Dec 21	$11,894	$19,599	$10,624	$10,924	$12,822
Jan 22	$11,878	$18,637	$10,624	$10,847	$12,597
Feb 22	$11,641	$18,155	$10,625	$10,803	$12,476
Mar 22	$11,742	$18,548	$10,629	$10,650	$12,412
Apr 22	$11,886	$17,064	$10,630	$10,599	$12,119
May 22	$11,886	$17,084	$10,637	$10,662	$12,177
Jun 22	$11,666	$15,644	$10,640	$10,595	$11,862
Jul 22	$11,598	$16,736	$10,646	$10,640	$12,107
Aug 22	$11,920	$16,120	$10,664	$10,555	$11,923
Sep 22	$11,937	$14,577	$10,690	$10,431	$11,533
Oct 22	$12,131	$15,456	$10,707	$10,421	$11,698
Nov 22	$12,284	$16,655	$10,741	$10,489	$11,982
Dec 22	$12,642	$16,000	$10,780	$10,507	$11,881
Jan 23	$12,458	$17,147	$10,814	$10,585	$12,159
Feb 23	$12,581	$16,655	$10,849	$10,503	$12,001
Mar 23	$12,476	$17,169	$10,896	$10,675	$12,241
Apr 23	$12,634	$17,416	$10,930	$10,703	$12,310
May 23	$12,686	$17,229	$10,973	$10,666	$12,244
Jun 23	$12,932	$18,229	$11,023	$10,610	$12,374
Jul 23	$13,065	$18,897	$11,067	$10,647	$12,520
Aug 23	$13,084	$18,369	$11,117	$10,688	$12,469
Sep 23	$13,314	$17,609	$11,168	$10,685	$12,337
Oct 23	$13,240	$17,080	$11,218	$10,722	$12,276
Nov 23	$13,305	$18,656	$11,268	$10,833	$12,655
Dec 23	$13,046	$19,552	$11,321	$10,958	$12,917
Jan 24	$13,468	$19,667	$11,369	$10,998	$12,971
Feb 24	$13,772	$20,511	$11,416	$10,951	$13,068
Mar 24	$13,968	$21,155	$11,467	$10,989	$13,205
Apr 24	$13,939	$20,457	$11,516	$10,947	$13,058
May 24	$13,998	$21,288	$11,572	$11,024	$13,260
Jun 24	$14,027	$21,762	$11,619	$11,089	$13,392
Jul 24	$13,811	$22,113	$11,671	$11,218	$13,563
Aug 24	$13,968	$22,674	$11,727	$11,319	$13,741
Sep 24	$13,939	$23,201	$11,778	$11,411	$13,904
Oct 24	$14,145	$22,680	$11,822	$11,342	$13,763
Nov 24	$14,646	$23,529	$11,867	$11,374	$13,921
Dec 24	$14,587	$22,972	$11,915	$11,400	$13,862
Jan 25	$14,783	$23,743	$11,959	$11,450	$14,024
Feb 25	$14,813	$23,600	$11,997	$11,531	$14,077
Mar 25	$14,685	$22,667	$12,037	$11,585	$13,988
Apr 25	$14,636	$22,879	$12,079	$11,679	$14,106

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Class K Shares ...
	5.00%	5.57%	3.88%
MSCI All Country World Index...
	11.84	13.07	8.63
ICE BofA 3-Month U.S. Treasury Bill Index...
	4.88	2.63	1.91
Bloomberg 1-3 Year Treasury Bond Index...
	6.68	1.27	1.56
25% MSCI ACWI Index/75% Bloomberg 1-3 Year Treasury Bond Index...
	8.02	4.31	3.50

Key Fund statistics

Net Assets...
$2,825,129,670
Number of Portfolio Holdings...
1,099
Net Investment Advisory Fees...
$11,313,501
Portfolio Turnover Rate...
108%

The Fund's returns shown prior to January 29, 2016 are the returns of the Fund when it followed different investment strategies under the name BlackRock Managed Volatility Portfolio.

Performance shown prior to the Class K Shares inception date of August 1, 2016 is that of Investor A Shares. The performance of Class K Shares would be substantially similar to Investor A Shares because Class K Shares and Investor A Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Investor A Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Investor A Shares because Class K Shares have lower expenses than the Investor A Shares.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 3-Month U.S. Treasury Bill Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2025)

Ten largest holdings

Portfolio composition

SecurityFootnote Reference(a)	Percent of Net Assets
Apple, Inc...
3.2%
Microsoft Corp...
2.9
NVIDIA Corp...
2.6
Amazon.com, Inc...
1.9
Meta Platforms, Inc., Class A...
1.3
Alphabet, Inc., Class A...
1.1
Broadcom, Inc...
0.9
Alphabet, Inc., Class C...
0.9
Philip Morris International, Inc...
0.9
Walmart, Inc...
0.8
Asset Type	Percent of Net Assets
Common Stocks...
69.7%
Rights...
0.0Footnote Reference(b)
Asset-Backed Securities...
-
Other Interests...
-
Short-Term Securities...
12.1
Other Assets Less Liabilities...
18.2
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, MSCI, Inc., and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Tactical Opportunities Fund

Class K Shares | PBAKX

Annual Shareholder Report — April 30, 2025

PBAKX-04/25-AR

(b) Not Applicable

Item 2 – Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes.  During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.
Item 3 – Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Neil A. Cotty
Henry R. Keizer
Kenneth L. Urish

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.
Item 4 – Principal Accountant Fees and Services –
The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:
	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Emerging Markets ex-China Fund	$35,158	$34,986	$0	$0	$16,300	$16,328	$0	$0
BlackRock Sustainable Advantage Emerging Markets Equity Fund	$31,365	$31,212	$0	$0	$16,300	$16,328	$407	$407
BlackRock Sustainable Advantage Global Equity Fund	$31,365	$28,091	$0	$0	$16,300	$16,300	$0	$0
BlackRock Sustainable Advantage International Equity Fund	$31,365	$31,212	$0	$0	$16,300	$16,328	$407	$407
BlackRock Tactical Opportunities Fund	$57,503	$57,222	$0	$0	$29,000	$28,960	$407	$407

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,149,000	$2,149,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.
2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.
3 Non-audit fees of $2,149,000 and $2,149,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription. These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

               (e)(1) Audit Committee Pre-Approval Policies and Procedures:

          The Committee has adopted policies and procedures with regard to the pre-approval of services.  Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee.  The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant.  Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”).  The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period.  Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project.  For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                        Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services).  The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.  At this meeting, an analysis of such services is presented to the Committee for ratification.  The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:

Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Emerging Markets ex-China Fund	$16,300	$16,328
BlackRock Sustainable Advantage Emerging Markets Equity Fund	$16,707	$16,735
BlackRock Sustainable Advantage Global Equity Fund	$16,300	$16,300
BlackRock Sustainable Advantage International Equity Fund	$16,707	$16,735
BlackRock Tactical Opportunities Fund	$29,407	$29,367

              Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored and advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:
Current Fiscal Year End	Previous Fiscal Year End
$2,149,000	$2,149,000

              These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.
              (h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser, and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

               (i) – Not Applicable
               (j) – Not Applicable

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies
(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
April 30, 2025
Not FDIC Insured - May Lose Value - No Bank Guarantee
2025 BlackRock Annual
Financial Statements and
Additional Information
BlackRock Funds
SM
BlackRock Emerging Markets ex-China Fund
BlackRock Sustainable Advantage Emerging Markets Equity Fund
BlackRock Sustainable Advantage Global Equity Fund
BlackRock Sustainable Advantage International Equity Fund
BlackRock Tactical Opportunities Fund

Table of Contents
Page

Derivative Financial Instruments

Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
April 30, 2025
BlackRock Emerging Markets ex-China Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Brazil — 10.8%
Azzas 2154 SA ............... 9,533 $ 52,829
Cyrela Brazil Realty SA
Empreendimentos e Participacoes 31,209 136,601
ERO Copper Corp.
(a) (b)
.......... 4,499 56,197
Ez Tec Empreendimentos e
Participacoes S/A ........... 50,866 119,028
Hapvida Participacoes e Investimentos
SA
(a) (c) (d)
.................. 335,521 137,161
Lojas Renner SA .............. 44,185 113,126
Rede D'Or Sao Luiz SA
(c) (d)
....... 23,043 130,012
Rumo SA ................... 20,502 69,795
Vale SA .................... 4,190 39,049
Vale SA , ADR ................ 6,324 58,876
XP, Inc. , Class A .............. 8,880 142,968
1,055,642
Canada — 0.8%
MAG Silver Corp. .............. 4,819 74,984
Egypt — 0.2%
Commercial International Bank Egypt
SAE .................... 15,156 24,143
Germany — 1.4%
Puma SE ................... 5,306 137,005
Hungary — 1.8%
OTP Bank Nyrt. ............... 2,314 170,931
India — 20.6%
Axis Bank Ltd. , GDR
(d)
.......... 881 61,953
Bharti Airtel Ltd. ............... 7,995 176,356
Eternal Ltd.
(a)
................. 63,458 173,684
Godrej Properties Ltd.
(a)
......... 4,341 110,899
HDFC Life Insurance Co. Ltd.
(c) (d)
... 22,704 199,611
ICICI Bank Ltd. ............... 13,001 218,537
ICICI Bank Ltd. , ADR ........... 2,742 92,022
Infosys Ltd. .................. 595 10,518
Infosys Ltd. , ADR .............. 2,549 44,863
KEC International Ltd. .......... 13,420 111,069
Macrotech Developers Ltd.
(c) (d)
..... 6,978 109,792
Mahindra & Mahindra Ltd. ........ 5,825 201,820
Mahindra & Mahindra Ltd. , GDR
(d)
.. 1,847 63,352
NTPC Ltd. .................. 60,712 254,352
REC Ltd. ................... 37,205 185,713
2,014,541
Indonesia — 2.6%
Astra International Tbk. PT ....... 202,700 58,585
Bank Central Asia Tbk. PT ........ 150,100 79,807
Bank Rakyat Indonesia Persero Tbk.
PT ..................... 364,000 84,306
Telkom Indonesia Persero Tbk. PT .. 216,400 34,109
256,807
Italy — 1.6%
Wizz Air Holdings plc
(a) (c) (d)
........ 7,025 153,248
Kazakhstan — 1.2%
Kaspi.KZ JSC , ADR
(d)
........... 1,320 116,015
Malaysia — 2.7%
CIMB Group Holdings Bhd. ....... 68,300 112,825
Hartalega Holdings Bhd. ......... 56,000 28,959
Malayan Banking Bhd. .......... 51,900 120,268
262,052
Security
Shares
Shares Value
Mexico — 4.4%
Becle SAB de CV ............. 40,450 $ 46,761
Fibra Uno Administracion SA de CV . 28,941 37,456
Fomento Economico Mexicano SAB de
CV ..................... 3,207 33,719
Fomento Economico Mexicano SAB de
CV , ADR ................. 336 35,384
Grupo Aeroportuario del Centro Norte
SAB de CV ................ 9,018 99,232
Grupo Financiero Banorte SAB de CV ,
Class O .................. 11,216 96,172
Wal-Mart de Mexico SAB de CV .... 26,132 82,791
431,515
Philippines — 2.0%
Ayala Land, Inc. ............... 104,300 46,789
BDO Unibank, Inc. ............. 21,840 62,682
Bloomberry Resorts Corp. ........ 138,000 8,425
Jollibee Foods Corp. ........... 6,250 25,673
Metropolitan Bank & Trust Co. ..... 38,390 52,888
196,457
Poland — 3.6%
InPost SA
(a)
.................. 5,689 96,098
LPP SA .................... 36 147,339
Powszechny Zaklad Ubezpieczen SA 7,007 109,315
352,752
Republic of Turkiye — 5.3%
Akbank TAS ................. 88,063 111,903
Eldorado Gold Corp.
(a)
.......... 8,378 157,842
Turkiye Garanti Bankasi A/S ...... 23,959 64,400
Yapi ve Kredi Bankasi A/S
(a)
....... 307,799 183,059
517,204
Saudi Arabia — 1.6%
Al Rajhi Bank ................ 3,873 100,613
Saudi National Bank (The) ........ 5,383 51,289
151,902
South Korea — 7.3%
Coupang, Inc. , Class A
(a)
......... 4,403 102,898
Hansol Chemical Co. Ltd. ........ 517 42,128
Kia Corp. ................... 572 36,353
Kumho Petrochemical Co. Ltd. ..... 793 66,351
Samsung Electronics Co. Ltd. ..... 4,809 187,635
Samsung Electronics Co. Ltd. , GDR
(c) (d)
36 35,055
Samsung SDI Co. Ltd. .......... 210 26,004
SK Hynix, Inc. ................ 1,737 216,731
713,155
Taiwan — 19.8%
eMemory Technology, Inc. ........ 2,000 161,043
Lotes Co. Ltd. ................ 1,000 39,320
MediaTek, Inc. ................ 4,000 169,972
Phison Electronics Corp. ......... 3,000 41,948
President Chain Store Corp. ...... 9,000 73,598
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 47,000 1,331,724
Wiwynn Corp. ................ 2,000 120,363
1,937,968
Thailand — 0.9%
Airports of Thailand PCL , NVDR .... 15,800 18,044
Land & Houses PCL , NVDR ...... 152,100 19,281
Siam Cement PCL (The) , NVDR .... 4,100 19,591
Thai Beverage PCL ............ 88,300 33,841
90,757

Schedule of Investments
(continued)
April 30, 2025
BlackRock Emerging Markets ex-China Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United Arab Emirates — 2.4%
Americana Restaurants International
plc ..................... 71,509 $ 42,629
Emaar Properties PJSC ......... 53,548 191,340
233,969
United Kingdom — 1.4%
Endava plc , ADR
(a)
............. 7,623 138,815
United States — 1.4%
EPAM Systems, Inc.
(a)
........... 843 132,275
Total Common Stocks — 93.8%
(Cost: $ 8,640,563 ) .............................. 9,162,137
Investment Companies
iShares MSCI Philippines ETF
(e)
.... 1,295 34,822
Total Investment Companies — 0.4%
(Cost: $ 32,285 ) ................................ 34,822
Preferred Securities
Preferred Stocks — 1.1%
Brazil — 0.4%
Alpargatas SA (Preference) ....... 30,139 39,246
South Korea — 0.7%
Samsung Electronics Co. Ltd.
(Preference) ............... 2,231 73,647
Total Preferred Securities — 1.1%
(Cost: $ 126,047 ) ................................ 112,893
Rights
South Korea — 0.0%
Samsung SDI Co. Ltd. ( Expires
05/22/25 , Strike Price KRW
146,200.00 )
(a)
.............. 29 703
Total Rights — 0.0%
(Cost: $ 0 ) .................................... 703
Total Long-Term Investments — 95 .3%
(Cost: $ 8,798,895 ) .............................. 9,310,555
Short-Term Securities
Money Market Funds — 4.6%
(e)(f)
BlackRock Cash Funds: Institutional, SL
Agency Shares , 4.46%
(g)
....... 59,168 59,192
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 4.21% ...... 393,540 393,540
Total Short-Term Securities — 4 .6%
(Cost: $ 452,735 ) ................................ 452,732
Total Investments — 99.9%
(Cost: $ 9,251,630 ) .............................. 9,763,287
Other Assets Less Liabilities — 0.1% ................... 6,210
Net Assets — 100.0% .............................. $ 9,769,497
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
April 30, 2025
BlackRock Emerging Markets ex-China Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
Shares
Held at
04/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 59,170
(a)
$ — $ 25 $ (3) $ 59,192 59,168 $ 994
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 1,946,371 — (1,552,831)
(a)
— — 393,540 393,540 80,206 —
iShares MSCI India ETF
(c)
... — 557,504 (555,857) (1,647) — — — 487 —
iShares MSCI Philippines ETF — 185,072 (157,176) 4,389 2,537 34,822 1,295 2,659 —
$ 2,767 $ 2,534 $ 487,554 $ 84,346 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.

Schedule of Investments
(continued)
April 30, 2025
BlackRock Emerging Markets ex-China Fund
Schedules of Investments

(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
Derivative Financial Instruments Outstanding as of Period End
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly
Goldman Sachs
Bank USA
(b)
08/19/26 $ 101,280 $ 7,262
(c)
$ 109,068 1 .0%
Monthly HSBC Bank plc
(d)
02/10/28 40,222 6,951
(e)
47,373 0 .4
Monthly
JPMorgan Chase
Bank NA
(f)
12/31/25 75,909 3,916
(g)
80,443 0 .8
$ 18,129 $ 236,884
(b) (d) (f)
Range: 40 basis points 0-119 basis points 40-95 basis points
Benchmarks: USD - 1D Overnight Fed Funds Effective Rate
(FEDL01)
USD - 1D Overnight Bank Funding Rate (OBFR01) USD - 1D Overnight Bank Funding Rate (OBFR01)
(b) Goldman Sachs USA
(c)
Amount includes $(526) of net dividends and financing fees.
(d) HSBC
(e)
Amount includes $(200) of net dividends and financing fees.
(f) JPMChase
(g)
Amount includes $(618) of net dividends and financing fees.
The following table represents the individual long positions and related values of equity securities underlying the total return swap with Goldman Sachs Bank USA, as of period end, termination date August 19, 2026:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
India
Axis Bank Ltd. , GDR ....... 1,551 $ 109,068 100 .0%
Net Value of Reference Entity — Goldman Sachs
Bank USA ...........................
$ 109,068
The following table represents the individual long positions and related values of equity securities underlying the total return swap with HSBC Bank plc, as of period end, termination date February 10, 2028:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
United Arab Emirates
Americana Restaurants
International plc ........ 79,467 47,373 100 .0
Net Value of Reference Entity — HSBC Bank plc
$ 47,373
The following table represents the individual long positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of period end, termination date December 31, 2025:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
India
ICICI Bank Ltd. , ADR ....... 557 $ 18,693 23 .2%
Vietnam
FPT Corp. .............. 14,600 61,750 76 .8
Total Reference Entity — Long ............ 80,443
Net Value of Reference Entity — JPMorgan Chase
Bank NA ............................
$ 80,443

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
April 30, 2025
BlackRock Emerging Markets ex-China Fund

Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Balances Reported in the Statements of Assets and Liabilities for OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
OTC Swaps ................................................................... $ — $ — $ 18,129 $ —
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ $ — $ — $ 18,129 $ — $ — $ — $ 18,129
For the period ended April 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 13,495 $ — $ — $ — $ 13,495
Swaps .............................. — — (207,267) — — — (207,267)
$ — $ — $ (193,772) $ — $ — $ — $ (193,772)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ (6,100) $ — $ — $ — $ (6,100)
Swaps .............................. — — (81,287) — — — (81,287)
$ — $ — $ (87,387) $ — $ — $ — $ (87,387)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ —
(a)
Total return swaps
Average notional value ............................................................................................... 969,942
(a)
Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Derivative Financial Instruments $ —
Swaps — OTC
(a)
.................................................................................................... $ 18,129
Total derivative assets and liabilities in the Statements of Assets and Liabilities ...........................................................
$ 18,129
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") .......................................................
—
Total derivative assets and liabilities subject to an MNA ...........................................................................
$ 18,129
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.

Schedule of Investments
(continued)
April 30, 2025
BlackRock Emerging Markets ex-China Fund
Schedules of Investments

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
The following table presents the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(a)
Goldman Sachs Bank USA .......................... $ 7,262 $ — $ — $ — $ 7,262
HSBC Bank plc .................................. 6,951 — — — 6,951
JPMorgan Chase Bank NA .......................... 3,916 — — — 3,916
$ 18,129 $ — $ — $ — $ 18,129
(a)
Net amount represents the net amount receivable from the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Brazil ............................................... $ 1,055,642 $ — $ — $ 1,055,642
Canada ............................................. 74,984 — — 74,984
Egypt ............................................... 24,143 — — 24,143
Germany ............................................ — 137,005 — 137,005
Hungary ............................................. — 170,931 — 170,931
India ............................................... 200,237 1,814,304 — 2,014,541
Indonesia ............................................ — 256,807 — 256,807
Italy ................................................ — 153,248 — 153,248
Kazakhstan ........................................... 116,015 — — 116,015
Malaysia ............................................. — 262,052 — 262,052
Mexico .............................................. 431,515 — — 431,515
Philippines ........................................... 8,425 188,032 — 196,457
Poland .............................................. — 352,752 — 352,752
Republic of Turkiye ...................................... 157,842 359,362 — 517,204
Saudi Arabia .......................................... — 151,902 — 151,902
South Korea .......................................... 102,898 610,257 — 713,155
Taiwan .............................................. — 1,937,968 — 1,937,968
Thailand ............................................. — 90,757 — 90,757
United Arab Emirates .................................... — 233,969 — 233,969
United Kingdom ........................................ 138,815 — — 138,815
United States .......................................... 132,275 — — 132,275
Investment Companies .................................... 34,822 — — 34,822
Preferred Securities
Brazil ............................................... 39,246 — — 39,246
South Korea .......................................... — 73,647 — 73,647
Rights ................................................ 703 — — 703
Short-Term Securities
Money Market Funds ...................................... 452,732 — — 452,732
$ 2,970,294 $ 6,792,993 $ — $ 9,763,287
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ — $ 18,129 $ — $ 18,129
(a)
Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
April 30, 2025
BlackRock Sustainable Advantage Emerging Markets Equity Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Brazil — 1.1%
Ambev SA .................. 17,803 $ 45,832
Cosan SA ................... 15,907 21,863
Lojas Renner SA .............. 19,516 49,966
117,661
Chile — 0.8%
Enel Americas SA ............. 835,849 82,076
China — 29.9%
3SBio, Inc.
(a) (b)
................ 23,000 35,463
Alibaba Group Holding Ltd. ....... 24,492 365,666
Avary Holding Shenzhen Co. Ltd. ,
Class A .................. 2,000 7,894
Baidu, Inc. , Class A
(c)
........... 3,478 38,352
Bank of China Ltd. , Class H ....... 63,000 35,177
BeiGene Ltd.
(c)
................ 900 18,188
BYD Co. Ltd. , Class A ........... 466 22,661
BYD Co. Ltd. , Class H .......... 1,500 71,244
Changchun High-Tech Industry Group
Co. Ltd. , Class A
(c)
........... 4,500 54,445
China Construction Bank Corp. , Class
H ...................... 221,000 181,536
China Life Insurance Co. Ltd. , Class H 48,000 87,725
China Pacific Insurance Group Co. Ltd. ,
Class H .................. 11,600 31,561
CMOC Group Ltd. , Class H ....... 66,000 51,815
East Money Information Co. Ltd. , Class
A ...................... 10,800 30,608
ENN Energy Holdings Ltd. ........ 1,400 11,052
Ganfeng Lithium Group Co. Ltd. , Class
A ...................... 390 1,605
Geely Automobile Holdings Ltd. .... 21,000 44,085
Goldwind Science & Technology Co.
Ltd. , Class A ............... 361 435
Guotai Haitong Securities Co. Ltd. ,
Class H
(a) (b)
................ 20,400 29,075
Haier Smart Home Co. Ltd. , Class H . 15,600 45,272
Hansoh Pharmaceutical Group Co.
Ltd.
(a) (b)
................... 4,000 12,396
Huatai Securities Co. Ltd. , Class A .. 35,700 78,910
Industrial & Commercial Bank of China
Ltd. , Class H ............... 170,000 116,452
Innovent Biologics, Inc.
(a) (b) (c)
...... 3,500 24,241
JD Logistics, Inc.
(a) (b) (c)
........... 17,200 26,977
JD.com, Inc. , Class A ........... 7,300 118,854
KE Holdings, Inc. , ADR .......... 825 16,747
Lenovo Group Ltd. ............. 56,000 64,768
Li Auto, Inc. , Class A
(c)
.......... 1,800 21,932
Li Auto, Inc. , ADR
(c)
............ 477 11,634
LONGi Green Energy Technology Co.
Ltd. , Class A ............... 760 1,537
Meituan , Class B
(a) (b) (c)
........... 8,510 140,904
NetEase, Inc. ................ 2,570 55,246
PDD Holdings, Inc. , ADR
(c)
....... 280 29,560
People's Insurance Co. Group of China
Ltd. (The) , Class A ........... 11,400 11,075
People's Insurance Co. Group of China
Ltd. (The) , Class H ........... 21,000 12,428
Ping An Insurance Group Co. of China
Ltd. , Class A ............... 11,500 80,289
Ping An Insurance Group Co. of China
Ltd. , Class H ............... 9,500 56,858
Pop Mart International Group Ltd.
(a) (b)
. 1,400 34,918
Shanghai Pudong Development Bank
Co. Ltd. , Class A ............ 19,800 29,843
Security
Shares
Shares Value
China (continued)
Tencent Holdings Ltd. ........... 9,100 $ 557,384
Topsports International Holdings Ltd.
(a) (b)
156,000 62,019
Trip.com Group Ltd. ............ 450 27,108
Uni-President China Holdings Ltd. .. 21,000 25,182
Vipshop Holdings Ltd. , ADR ....... 1,888 25,715
Weichai Power Co. Ltd. , Class A .... 600 1,257
Weichai Power Co. Ltd. , Class H ... 3,000 5,853
Wuliangye Yibin Co. Ltd. , Class A ... 4,300 76,145
Xiaomi Corp. , Class B
(a) (b) (c)
....... 20,000 128,044
Xinyi Solar Holdings Ltd. ......... 12,000 3,991
XPeng, Inc. , Class A
(c)
.......... 1,600 14,894
Yealink Network Technology Corp. Ltd. ,
Class A .................. 4,900 22,392
Yunnan Baiyao Group Co. Ltd. , Class A 9,500 74,836
Zhejiang NHU Co. Ltd. , Class A .... 16,400 49,903
Zhongsheng Group Holdings Ltd. ... 4,500 6,771
Zijin Mining Group Co. Ltd. , Class H . 14,000 30,586
3,221,508
Greece — 0.6%
Eurobank Ergasias Services & Holdings
SA ..................... 6,549 18,586
OPAP SA , Class R ............. 2,126 47,238
65,824
India — 17.0%
ABB India Ltd. ................ 249 16,267
APL Apollo Tubes Ltd. .......... 1,113 21,275
Axis Bank Ltd. ................ 3,022 42,390
Bharti Airtel Ltd. ............... 6,896 152,114
Blue Star Ltd. ................ 3,019 61,016
Castrol India Ltd. .............. 1,732 4,052
Chambal Fertilisers & Chemicals Ltd. 698 5,723
Coromandel International Ltd. ..... 810 21,261
Firstsource Solutions Ltd. ........ 5,836 23,436
GE Vernova T&D India Ltd. ....... 1,574 29,138
HCL Technologies Ltd. .......... 5,103 94,650
HDFC Bank Ltd. .............. 4,041 91,787
Hero MotoCorp Ltd. ............ 134 6,071
Hindalco Industries Ltd. ......... 4,765 35,218
Hindustan Unilever Ltd. .......... 1,520 42,200
Hindustan Zinc Ltd. ............ 2,451 12,770
ICICI Bank Ltd. ............... 5,111 85,912
IndiaMart InterMesh Ltd.
(a) (b)
....... 944 25,826
Infosys Ltd. .................. 4,358 77,040
Infosys Ltd. , ADR .............. 4,295 75,592
Jindal Saw Ltd. ............... 18,745 55,155
KEC International Ltd. .......... 2,035 16,842
Mahindra & Mahindra Ltd. ........ 2,034 70,472
National Aluminium Co. Ltd. ....... 13,704 25,407
NCC Ltd. ................... 2,174 5,440
PTC India Ltd. ................ 17,221 35,955
Redington Ltd. ................ 18,359 53,377
Reliance Industries Ltd. ......... 11,416 189,555
Reliance Industries Ltd. , GDR
(a)
.... 462 30,107
ReNew Energy Global plc , Class A
(c)
. 4,313 27,517
Sagility India Ltd.
(b) (c)
............ 17,569 8,505
State Bank of India ............. 6,065 56,645
Strides Pharma Science Ltd. ...... 1,264 9,736
Sun Pharmaceutical Industries Ltd. .. 924 20,040
Tata Consultancy Services Ltd. .... 1,507 61,516
Trent Ltd. ................... 918 56,112
United Spirits Ltd. ............. 1,224 22,634
UPL Ltd. .................... 4,466 35,418
VA Tech Wabag Ltd.
(c)
........... 770 11,729
Welspun Corp. Ltd. ............ 5,239 47,699

Schedule of Investments
(continued)
April 30, 2025
BlackRock Sustainable Advantage Emerging Markets Equity Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
India (continued)
Wipro Ltd. ................... 22,957 $ 65,567
1,829,166
Indonesia — 2.1%
Aneka Tambang Tbk. ........... 347,600 45,433
Bank Central Asia Tbk. PT ........ 221,600 117,822
Bank Mandiri Persero Tbk. PT ..... 139,000 41,048
Bank Rakyat Indonesia Persero Tbk.
PT ..................... 107,400 24,875
229,178
Kuwait — 0.5%
Kuwait Finance House KSCP ...... 23,289 54,995
Malaysia — 2.0%
KPJ Healthcare Bhd. ........... 123,300 82,195
Malayan Banking Bhd. .......... 38,900 90,143
Public Bank Bhd. .............. 41,600 43,125
215,463
Mexico — 3.3%
America Movil SAB de CV , Series B . 78,095 67,580
America Movil SAB de CV , ADR .... 922 15,895
Arca Continental SAB de CV ...... 3,032 31,932
Cemex SAB de CV ............ 25,576 15,820
Fomento Economico Mexicano SAB de
CV ..................... 2,546 26,769
Fomento Economico Mexicano SAB de
CV , ADR ................. 744 78,351
Gentera SAB de CV ............ 7,970 13,895
Grupo Aeroportuario del Sureste SAB
de CV , Class B ............. 587 18,537
Grupo Aeroportuario del Sureste SAB
de CV , ADR ............... 69 21,841
Grupo Financiero Banorte SAB de CV ,
Class O .................. 7,331 62,859
353,479
Qatar — 0.5%
Al Rayan Bank ............... 5,545 3,401
Commercial Bank PSQC (The) ..... 2,766 3,267
Industries Qatar QSC ........... 2,125 7,322
Qatar Islamic Bank QPSC ........ 1,752 10,147
Qatar National Bank QPSC ....... 6,851 31,390
55,527
Republic of Turkiye — 0.5%
Enerjisa Enerji A/S
(a) (b)
........... 7,731 10,898
KOC Holding A/S .............. 3,023 10,884
Migros Ticaret A/S ............. 1,344 16,760
TAV Havalimanlari Holding A/S
(c)
.... 2,457 14,626
Turkiye Garanti Bankasi A/S ...... 1,798 4,833
58,001
Russia — 0.0%
(c)(d)
LUKOIL PJSC ................ 2,410 —
Novatek PJSC ................ 1,500 —
PhosAgro PJSC .............. 1,413 —
PhosAgro PJSC , GDR .......... 27 —
—
Saudi Arabia — 2.8%
Al Rajhi Bank ................ 5,446 141,476
Etihad Etisalat Co. ............. 310 5,190
Saudi Basic Industries Corp. ...... 2,282 37,111
Saudi National Bank (The) ........ 1,583 15,083
Saudi Telecom Co. ............. 7,547 95,815
Security
Shares
Shares Value
Saudi Arabia (continued)
Zamil Industrial Investment Co.
(c)
... 854 $ 9,539
304,214
South Africa — 2.7%
FirstRand Ltd. ................ 17,024 66,655
Gold Fields Ltd. ............... 1,260 28,261
Gold Fields Ltd. , ADR ........... 693 15,620
MTN Group Ltd. ............... 3,945 26,109
Naspers Ltd. , Class N ........... 76 19,984
Sanlam Ltd. ................. 17,333 78,918
Vodacom Group Ltd. ........... 6,691 49,508
285,055
South Korea — 10.7%
CJ CheilJedang Corp. ........... 107 17,996
CJ Corp. ................... 62 5,420
Coupang, Inc. , Class A
(c)
......... 411 9,605
DL E&C Co. Ltd. .............. 1,169 35,730
GS Engineering & Construction Corp. 2,239 28,782
Hana Financial Group, Inc. ....... 209 9,478
Hanon Systems
(c)
.............. 2,736 6,856
HL Mando Co. Ltd. ............. 1,373 36,026
Hyosung TNC Corp. ............ 176 29,441
Hyundai Engineering & Construction
Co. Ltd. .................. 1,416 41,497
KB Financial Group, Inc. ......... 877 55,425
KB Financial Group, Inc. , ADR ..... 265 16,690
Kia Corp. ................... 684 43,470
KT Corp. , ADR ............... 1,313 25,551
LG Electronics, Inc. ............ 202 10,140
NAVER Corp. ................ 444 62,473
POSCO Holdings, Inc. .......... 114 20,834
Samsung C&T Corp. ........... 498 42,858
Samsung E&A Co. Ltd. .......... 4,672 63,172
Samsung Electronics Co. Ltd. ..... 9,217 359,625
Samsung Securities Co. Ltd. ...... 2,376 87,096
SK Biopharmaceuticals Co. Ltd.
(c)
... 209 15,672
SK Hynix, Inc. ................ 841 104,934
SK, Inc. .................... 212 19,731
1,148,502
Taiwan — 17.1%
Accton Technology Corp. ........ 1,000 18,626
Arcadyan Technology Corp. ....... 6,000 44,400
ASE Technology Holding Co. Ltd. ... 16,000 68,179
Bizlink Holding, Inc. ............ 3,000 50,785
Cathay Financial Holding Co. Ltd. ... 40,978 75,503
Chroma ATE, Inc. .............. 8,000 73,130
CTBC Financial Holding Co. Ltd. ... 87,000 107,205
Delta Electronics, Inc. ........... 4,000 41,913
E.Sun Financial Holding Co. Ltd. ... 104,268 92,483
First Financial Holding Co. Ltd. ..... 16,344 13,015
MediaTek, Inc. ................ 3,000 127,479
Primax Electronics Ltd. .......... 24,000 56,074
Taiwan High Speed Rail Corp. ..... 25,000 21,224
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 35,000 991,709
Taiwan Semiconductor Manufacturing
Co. Ltd. , ADR .............. 84 14,002
United Microelectronics Corp. ..... 17,000 23,855
Wistron NeWeb Corp. ........... 5,000 19,719
1,839,301
Thailand — 3.0%
Advanced Info Service PCL , NVDR .. 10,400 91,735
Bangkok Bank PCL , NVDR ....... 11,200 46,909
CP ALL PCL , NVDR ............ 56,400 86,843

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
April 30, 2025
BlackRock Sustainable Advantage Emerging Markets Equity Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Thailand (continued)
Home Product Center PCL , NVDR .. 168,500 $ 42,692
Thai Union Group PCL , NVDR ..... 156,300 50,495
318,674
United Arab Emirates — 1.0%
Abu Dhabi Commercial Bank PJSC . 23,979 75,986
Emirates Telecommunications Group
Co. PJSC ................. 7,700 36,476
112,462
United Kingdom — 0.3%
Anglogold Ashanti plc ........... 724 30,142
Total Common Stocks — 95.9%
(Cost: $ 9,333,936 ) .............................. 10,321,228
Preferred Securities
Preferred Stocks — 1.4%
Brazil — 1.4%
Banco Bradesco SA (Preference) ... 10,432 25,220
Itau Unibanco Holding SA ........ 3,124 19,712
Itau Unibanco Holding SA (Preference) 15,963 100,079
145,011
Total Preferred Securities — 1.4%
(Cost: $ 141,248 ) ................................ 145,011
Total Long-Term Investments — 97 .3%
(Cost: $ 9,475,184 ) .............................. 10,466,239
Short-Term Securities
Money Market Funds — 2.9%
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 4.21%
(e) (f)
.... 316,436 316,436
Total Short-Term Securities — 2 .9%
(Cost: $ 316,436 ) ................................ 316,436
Total Investments — 100.2%
(Cost: $ 9,791,620 ) .............................. 10,782,675
Liabilities in Excess of Other Assets — (0.2) % ............ (22,644)
Net Assets — 100.0% .............................. $ 10,760,031
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)
Non-income producing security.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.

Schedule of Investments
(continued)
April 30, 2025
BlackRock Sustainable Advantage Emerging Markets Equity Fund
Schedules of Investments

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
Shares
Held at
04/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares
(a)
............ $ 24,750 $ — $ (24,806)
(b)
$ 56 $ — $ — — $ 69
(c)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 326,161 — (9,725)
(b)
— — 316,436 316,436 12,984 —
$ 56 $ — $ 316,436 $ 13,053 $ —
— —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
April 30, 2025
BlackRock Sustainable Advantage Emerging Markets Equity Fund

Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI Emerging Markets Index ................................................. 5 06/20/25 $ 278 $ (2,555)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 2,555 $ — $ — $ — $ 2,555
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended April 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 17,985 $ — $ — $ — $ 17,985
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ (396) $ — $ — $ — $ (396)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 317,956
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Brazil ............................................... $ 117,661 $ — $ — $ 117,661
Chile ............................................... 82,076 — — 82,076
China ............................................... 108,838 3,112,670 — 3,221,508
Greece .............................................. — 65,824 — 65,824

Schedule of Investments
(continued)
April 30, 2025
BlackRock Sustainable Advantage Emerging Markets Equity Fund
Schedules of Investments

See notes to financial statements.
Level 1 Level 2 Level 3 Total
India ............................................... $ 103,109 $ 1,726,057 $ — $ 1,829,166
Indonesia ............................................ — 229,178 — 229,178
Kuwait .............................................. — 54,995 — 54,995
Malaysia ............................................. — 215,463 — 215,463
Mexico .............................................. 353,479 — — 353,479
Qatar ............................................... 10,147 45,380 — 55,527
Republic of Turkiye ...................................... — 58,001 — 58,001
Russia .............................................. — — — —
Saudi Arabia .......................................... 42,301 261,913 — 304,214
South Africa ........................................... 15,620 269,435 — 285,055
South Korea .......................................... 51,846 1,096,656 — 1,148,502
Taiwan .............................................. 14,002 1,825,299 — 1,839,301
Thailand ............................................. — 318,674 — 318,674
United Arab Emirates .................................... 36,476 75,986 — 112,462
United Kingdom ........................................ — 30,142 — 30,142
Preferred Securities ....................................... 145,011 — — 145,011
Short-Term Securities
Money Market Funds ...................................... 316,436 — — 316,436
$ 1,397,002 $ 9,385,673 $ — $ 10,782,675
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (2,555) $ — $ — $ (2,555)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
April 30, 2025
BlackRock Sustainable Advantage Global Equity Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Australia — 1.0%
ANZ Group Holdings Ltd. ........ 45 $ 861
Aristocrat Leisure Ltd. ........... 160 6,833
BHP Group Ltd. ............... 37 882
Commonwealth Bank of Australia ... 284 30,271
JB Hi-Fi Ltd. ................. 73 4,838
Northern Star Resources Ltd. ...... 175 2,150
Orica Ltd. ................... 35 363
Pro Medicus Ltd. .............. 13 1,906
REA Group Ltd. ............... 84 13,346
Rio Tinto plc ................. 443 26,398
Santos Ltd. .................. 297 1,142
Sonic Healthcare Ltd. ........... 73 1,219
South32 Ltd. ................. 7,617 13,126
Suncorp Group Ltd. ............ 80 1,040
Worley Ltd. .................. 1,747 13,919
118,294
Austria — 0.0%
BAWAG Group AG
(a) (b)
.......... 10 1,096
Belgium — 0.0%
Anheuser-Busch InBev SA/NV ..... 33 2,175
Brazil — 1.8%
Allos SA .................... 909 3,410
Ambev SA .................. 10,159 26,153
B3 SA - Brasil Bolsa Balcao ....... 6,626 15,563
BRF SA .................... 436 1,744
CCR SA .................... 836 1,986
Cia de Saneamento de Minas Gerais
Copasa MG ............... 315 1,188
CPFL Energia SA .............. 40 268
Cyrela Brazil Realty SA
Empreendimentos e Participacoes 60 263
Embraer SA
(c)
................ 337 3,870
Energisa SA ................. 555 4,482
Lojas Renner SA .............. 12,027 30,793
Marfrig Global Foods SA ......... 3,914 14,821
MercadoLibre, Inc.
(c)
............ 2 4,662
Minerva SA
(c)
................. 588 604
Natura & Co. Holding SA
(c)
....... 1,167 1,960
Pagseguro Digital Ltd. , Class A
(c)
... 262 2,628
Seguridade Participacoes SA ...... 42 315
Telefonica Brasil SA ............ 1,120 5,459
TOTVS SA .................. 71 469
Ultrapar Participacoes SA ........ 2,465 7,731
Vale SA .................... 534 4,977
Wheaton Precious Metals Corp. .... 1,094 91,346
224,692
Canada — 1.8%
Barrick Gold Corp. ............. 472 9,001
CGI, Inc. , Class A ............. 24 2,545
Empire Co. Ltd. , Class A ......... 105 3,900
Finning International, Inc. ........ 208 5,871
FirstService Corp. ............. 111 19,482
George Weston Ltd. ............ 7 1,364
Great-West Lifeco, Inc. .......... 347 13,494
IGM Financial, Inc. ............. 76 2,415
Keyera Corp. ................ 683 21,199
Kinross Gold Corp. ............. 819 12,089
Loblaw Cos. Ltd. .............. 27 4,383
Manulife Financial Corp. ......... 41 1,256
Power Corp. of Canada ......... 36 1,363
RioCan REIT ................. 495 6,183
Security
Shares
Shares Value
Canada (continued)
Royal Bank of Canada .......... 9 $ 1,080
Stantec, Inc. ................. 452 39,672
Sun Life Financial, Inc. .......... 5 298
Teck Resources Ltd. , Class B ..... 123 4,180
Thomson Reuters Corp. ......... 395 73,502
223,277
Chile — 0.0%
Antofagasta plc ............... 46 1,009
China — 3.6%
3SBio, Inc.
(a) (b)
................ 4,000 6,168
Alibaba Group Holding Ltd. ....... 3,800 56,734
Bosideng International Holdings Ltd. . 2,000 1,035
BYD Co. Ltd. , Class A ........... 500 24,314
China Mengniu Dairy Co. Ltd. ..... 4,000 9,963
ENN Energy Holdings Ltd. ........ 500 3,947
Geely Automobile Holdings Ltd. .... 6,000 12,596
Goldwind Science & Technology Co.
Ltd. , Class A ............... 2,500 3,009
Hithink RoyalFlush Information Network
Co. Ltd. , Class A ............ 100 3,545
Huatai Securities Co. Ltd. , Class A .. 14,800 32,714
JD.com, Inc. , Class A ........... 1,150 18,724
Lenovo Group Ltd. ............. 6,000 6,939
Meituan , Class B
(a) (b) (c)
........... 1,400 23,180
NetEase, Inc. ................ 200 4,299
Ping An Insurance Group Co. of China
Ltd. , Class H ............... 3,500 20,948
Pop Mart International Group Ltd.
(a) (b)
. 200 4,988
Tencent Holdings Ltd. ........... 2,300 140,877
Trip.com Group Ltd. ............ 300 18,072
Wuliangye Yibin Co. Ltd. , Class A ... 2,100 37,187
Xiaomi Corp. , Class B
(a) (b) (c)
....... 3,400 21,767
Zai Lab Ltd.
(c)
................ 500 1,593
452,599
Denmark — 0.4%
AP Moller - Maersk A/S , Class B .... 2 3,444
Genmab A/S
(c)
................ 40 8,482
Novo Nordisk A/S , Class B ....... 236 15,779
Vestas Wind Systems A/S ........ 1,328 17,705
45,410
Finland — 0.3%
Nokia OYJ .................. 5,293 26,461
Wartsila OYJ Abp .............. 813 15,021
41,482
France — 2.2%
Amundi SA
(a) (b)
................ 8 632
AXA SA
(c)
................... 754 35,661
BNP Paribas SA .............. 683 57,870
Bureau Veritas SA ............. 51 1,619
Credit Agricole SA ............. 1,272 23,858
Danone SA .................. 935 80,453
Dassault Aviation SA ........... 1 361
Eiffage SA .................. 155 21,091
Engie SA ................... 1,988 41,089
Gecina SA .................. 6 616
Hermes International SCA ........ 3 8,251
Orange SA .................. 93 1,349
Safran SA ................... 1 266
Valeo SE ................... 27 268
Veolia Environnement SA ........ 19 694
274,078

Schedule of Investments
(continued)
April 30, 2025
BlackRock Sustainable Advantage Global Equity Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Germany — 2.7%
adidas AG .................. 6 $ 1,381
Allianz SE (Registered) .......... 228 94,295
Deutsche Telekom AG (Registered) . 3,032 108,902
E.ON SE ................... 2,304 40,296
Henkel AG & Co. KGaA ......... 54 3,811
HUGO BOSS AG .............. 58 2,419
Rational AG ................. 1 858
SAP SE .................... 158 46,229
Siemens AG (Registered) ........ 98 22,566
Siemens Energy AG
(c)
........... 157 12,118
Siemens Healthineers AG
(a) (b)
...... 6 323
Vonovia SE .................. 162 5,374
338,572
Hong Kong — 0.7%
AIA Group Ltd. ............... 9,400 70,434
Link REIT ................... 300 1,405
Sino Biopharmaceutical Ltd. ...... 2,000 1,004
Techtronic Industries Co. Ltd. ...... 500 5,032
WH Group Ltd.
(a) (b)
............. 11,500 10,283
88,158
India — 1.9%
ABB India Ltd. ................ 28 1,829
Ajanta Pharma Ltd. ............ 47 1,505
Alkem Laboratories Ltd. ......... 29 1,757
Amber Enterprises India Ltd.
(c)
..... 5 365
Apollo Hospitals Enterprise Ltd. .... 3 248
Berger Paints India Ltd. ......... 126 810
Bharat Electronics Ltd. .......... 1,947 7,242
Bharti Airtel Ltd. ............... 533 11,757
Birlasoft Ltd. ................. 768 3,557
Blue Star Ltd. ................ 318 6,427
Castrol India Ltd. .............. 886 2,073
Cipla Ltd. ................... 43 789
Computer Age Management Services
Ltd. ..................... 58 2,674
Coromandel International Ltd. ..... 60 1,575
Crompton Greaves Consumer
Electricals Ltd. ............. 1,530 6,111
Cummins India Ltd. ............ 8 275
Dixon Technologies India Ltd.
(b)
.... 136 26,513
DLF Ltd. .................... 107 853
Dr Lal PathLabs Ltd.
(a) (b)
......... 28 919
Eternal Ltd.
(c)
................. 3,910 10,702
Fortis Healthcare Ltd. ........... 186 1,508
GE Vernova T&D India Ltd. ....... 148 2,740
Havells India Ltd. .............. 25 473
HCL Technologies Ltd. .......... 474 8,792
Hindalco Industries Ltd. ......... 126 931
Hindustan Aeronautics Ltd.
(b)
...... 7 371
Hindustan Zinc Ltd. ............ 878 4,575
Hitachi Energy India Ltd. ......... 6 1,029
Indian Hotels Co. Ltd. (The) , Class A . 129 1,200
Indian Railway Catering & Tourism
Corp. Ltd. ................. 23 205
Infosys Ltd. .................. 2,561 45,273
InterGlobe Aviation Ltd.
(a) (b) (c)
...... 12 748
ITD Cementation India Ltd. ....... 182 1,047
KEC International Ltd. .......... 207 1,713
KEI Industries Ltd. ............. 18 652
KPIT Technologies Ltd. .......... 30 447
Lupin Ltd. ................... 19 472
Marico Ltd. .................. 34 286
Maruti Suzuki India Ltd. ......... 2 290
Max Financial Services Ltd.
(c)
...... 30 463
Security
Shares
Shares Value
India (continued)
Mazagon Dock Shipbuilders Ltd. ... 13 $ 473
Mphasis Ltd. ................. 8 234
Multi Commodity Exchange of India Ltd. 10 726
National Aluminium Co. Ltd. ....... 302 560
NCC Ltd. ................... 261 653
Nippon Life India Asset Management
Ltd.
(a) (b)
................... 173 1,307
Oberoi Realty Ltd. ............. 66 1,281
One 97 Communications Ltd.
(c)
..... 28 285
Petronet LNG Ltd. ............. 111 412
Pidilite Industries Ltd. ........... 51 1,833
Power Finance Corp. Ltd. ........ 126 610
Power Grid Corp. of India Ltd. ..... 585 2,125
Prestige Estates Projects Ltd. ..... 46 748
Punjab National Bank ........... 2,427 2,878
PVR Inox Ltd.
(c)
............... 24 268
Shree Cement Ltd. ............. 1 352
Siemens Energy India Ltd.
(c)
...... 15 417
Siemens Ltd. ................. 15 514
SRF Ltd. ................... 13 463
State Bank of India ............. 470 4,390
Strides Pharma Science Ltd. ...... 87 670
Sun Pharmaceutical Industries Ltd. .. 36 781
Supreme Industries Ltd. ......... 5 209
Tata Consultancy Services Ltd. .... 605 24,696
Trent Ltd. ................... 58 3,545
Triveni Turbine Ltd. ............ 34 209
UltraTech Cement Ltd. .......... 4 551
United Spirits Ltd. ............. 103 1,905
VA Tech Wabag Ltd.
(c)
........... 64 975
Vedanta Ltd. ................. 414 2,056
Voltas Ltd. .................. 1,145 16,782
Wipro Ltd. ................... 228 651
Zensar Technologies Ltd. ........ 29 248
Zydus Lifesciences Ltd. ......... 338 3,559
238,562
Indonesia — 0.1%
Bank Central Asia Tbk. PT ........ 3,800 2,021
Bank Mandiri Persero Tbk. PT ..... 7,200 2,126
Bank Rakyat Indonesia Persero Tbk.
PT ..................... 46,700 10,816
14,963
Ireland — 0.7%
Accenture plc , Class A .......... 284 84,959
Israel — 0.3%
Bank Hapoalim BM ............ 205 3,007
Israel Discount Bank Ltd. , Class A .. 38 284
Nice Ltd.
(c)
.................. 43 6,718
Wix.com Ltd.
(c)
................ 177 30,017
40,026
Italy — 0.7%
A2A SpA ................... 3,939 10,018
Enel SpA ................... 6,229 53,999
Intesa Sanpaolo SpA ........... 4,338 23,157
87,174
Japan — 5.5%
Amada Co. Ltd. ............... 1,300 13,017
ANA Holdings, Inc. ............. 900 17,288
Asahi Kasei Corp. ............. 1,800 12,544
Astellas Pharma, Inc. ........... 1,700 17,024
Daikin Industries Ltd. ........... 100 11,392
Daito Trust Construction Co. Ltd. ... 100 11,134

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
April 30, 2025
BlackRock Sustainable Advantage Global Equity Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Japan (continued)
Daiwa Securities Group, Inc. ...... 3,100 $ 20,385
FANUC Corp. ................ 400 10,152
J Front Retailing Co. Ltd. ......... 300 3,672
Japan Post Bank Co. Ltd. ........ 600 6,169
Japan Post Insurance Co. Ltd. ..... 100 2,010
MISUMI Group, Inc. ............ 200 2,802
Mitsubishi Estate Co. Ltd. ........ 100 1,757
Mitsubishi UFJ Financial Group, Inc. . 3,900 49,136
Mitsui Fudosan Co. Ltd. ......... 4,500 44,598
Mizuho Financial Group, Inc. ...... 3,100 77,508
Murata Manufacturing Co. Ltd. ..... 700 9,972
Nippon Telegraph & Telephone Corp. 2,800 2,927
Nomura Holdings, Inc. .......... 800 4,459
Obayashi Corp. ............... 600 9,309
Ono Pharmaceutical Co. Ltd. ...... 100 1,151
ORIX Corp. .................. 200 4,012
Panasonic Holdings Corp. ........ 1,500 17,199
Rakuten Group, Inc.
(c)
........... 300 1,769
Recruit Holdings Co. Ltd. ........ 900 49,874
Sekisui House Ltd. ............. 700 16,093
Shimizu Corp. ................ 200 2,137
SoftBank Corp. ............... 7,900 11,955
Sony Group Corp. ............. 2,100 55,404
Sumitomo Chemical Co. Ltd. ...... 3,100 7,494
Sumitomo Corp. .............. 300 7,325
Sumitomo Mitsui Financial Group, Inc. 1,200 28,629
Takeda Pharmaceutical Co. Ltd. .... 2,300 69,572
Tokyo Electron Ltd. ............ 500 74,449
Tokyu Fudosan Holdings Corp. ..... 100 700
Toyota Motor Corp. ............ 400 7,640
682,658
Malaysia — 0.0%
KPJ Healthcare Bhd. ........... 4,600 3,066
Mexico — 0.0%
Grupo Aeroportuario del Sureste SAB
de CV , Class B ............. 30 947
Netherlands — 0.3%
Aegon Ltd. .................. 193 1,241
ASML Holding NV ............. 4 2,678
Heineken NV ................ 17 1,522
Koninklijke Ahold Delhaize NV ..... 171 7,021
Koninklijke Philips NV
(c)
.......... 319 8,096
NN Group NV ................ 161 9,873
30,431
New Zealand — 0.2%
Xero Ltd.
(c)
.................. 225 23,695
Norway — 0.1%
Aker BP ASA ................. 322 6,912
Kongsberg Gruppen ASA ........ 24 3,867
Var Energi ASA ............... 663 1,823
12,602
Poland — 0.0%
Budimex SA ................. 1 168
Dino Polska SA
(a) (b) (c)
............ 7 981
1,149
Republic of Turkiye — 0.1%
Akbank TAS ................. 339 431
Aselsan Elektronik Sanayi ve Ticaret
A/S ..................... 355 1,251
KOC Holding A/S .............. 407 1,465
Security
Shares
Shares Value
Republic of Turkiye (continued)
Mavi Giyim Sanayi ve Ticaret A/S ,
Class B
(a) (b)
................ 384 $ 323
Migros Ticaret A/S ............. 199 2,482
TAV Havalimanlari Holding A/S
(c)
.... 114 679
Turk Telekomunikasyon A/S
(c)
...... 664 907
Turkiye Garanti Bankasi A/S ...... 159 427
Turkiye Is Bankasi A/S , Class C .... 898 242
8,207
Singapore — 0.7%
DBS Group Holdings Ltd. ........ 2,400 77,974
Sea Ltd. , ADR, Class A
(c)
......... 35 4,692
Singapore Telecommunications Ltd. . 1,400 4,050
United Overseas Bank Ltd. ....... 200 5,312
92,028
South Africa — 0.0%
Anglo American plc ............ 27 731
AVI Ltd. .................... 463 2,250
MTN Group Ltd. ............... 124 821
Standard Bank Group Ltd. ........ 40 500
4,302
South Korea — 1.1%
CJ Corp. ................... 53 4,633
CJ ENM Co. Ltd.
(c)
............. 86 3,741
Coupang, Inc. , Class A
(c)
......... 320 7,478
CS Wind Corp. ............... 76 2,075
E-MART, Inc. ................. 6 386
Hanon Systems
(c)
.............. 1,131 2,834
HD Hyundai Heavy Industries Co. Ltd.
(c)
5 1,414
HD Korea Shipbuilding & Offshore
Engineering Co. Ltd. ......... 2 383
HDC Hyundai Development Co-
Engineering & Construction ..... 113 1,977
HL Mando Co. Ltd. ............. 10 262
Hugel, Inc.
(c)
................. 25 6,406
Hyosung TNC Corp. ............ 1 167
Hyundai Engineering & Construction
Co. Ltd. .................. 62 1,817
Hyundai Rotem Co. Ltd. ......... 20 1,576
Hyundai Steel Co. ............. 213 3,667
KCC Corp. .................. 7 1,229
Kia Corp. ................... 10 636
LG Chem Ltd. ................ 124 18,793
LS Corp. ................... 9 834
Medytox, Inc. ................ 3 369
NAVER Corp. ................ 72 10,131
NCSoft Corp. ................ 35 3,603
Pan Ocean Co. Ltd. ............ 344 809
PharmaResearch Co. Ltd. ........ 23 6,092
Samsung C&T Corp. ........... 18 1,549
Samsung E&A Co. Ltd. .......... 279 3,772
Samsung Electronics Co. Ltd. ..... 920 35,896
Samsung Securities Co. Ltd. ...... 8 293
Seegene, Inc. ................ 28 518
SK Telecom Co. Ltd. ............ 395 15,092
SK, Inc. .................... 10 931
139,363
Spain — 0.5%
ACS Actividades de Construccion y
Servicios SA ............... 113 7,080
Banco Bilbao Vizcaya Argentaria SA . 191 2,622
Banco Santander SA ........... 3,158 22,235
Iberdrola SA ................. 1,241 22,370
Industria de Diseno Textil SA ...... 76 4,087

Schedule of Investments
(continued)
April 30, 2025
BlackRock Sustainable Advantage Global Equity Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Spain (continued)
Repsol SA .................. 761 $ 9,302
67,696
Sweden — 0.5%
Alfa Laval AB ................ 336 13,936
Assa Abloy AB , Class B ......... 66 2,003
Skanska AB , Class B ........... 199 4,624
Tele2 AB , Class B ............. 69 1,018
Telefonaktiebolaget LM Ericsson , Class
B ...................... 4,776 40,345
61,926
Switzerland — 2.4%
ABB Ltd. (Registered) ........... 2,026 106,994
DSM-Firmenich AG ............ 242 26,289
Givaudan SA (Registered) ........ 10 48,244
Kuehne + Nagel International AG
(Registered) ............... 136 31,320
SGS SA (Registered) ........... 3 293
TE Connectivity plc ............ 615 90,024
303,164
Taiwan — 1.0%
CTBC Financial Holding Co. Ltd. ... 4,000 4,929
Makalot Industrial Co. Ltd. ........ 1,020 9,076
Taiwan Semiconductor Manufacturing
Co. Ltd. .................. 4,000 113,338
127,343
Thailand — 0.3%
Advanced Info Service PCL , NVDR .. 100 882
B Grimm Power PCL , NVDR ...... 500 169
CP ALL PCL , NVDR ............ 24,900 38,340
Gulf Development PCL , NVDR
(c)
.... 618 907
SCG Packaging PCL , NVDR ...... 2,500 1,050
41,348
United Kingdom — 3.1%
AstraZeneca plc .............. 283 40,545
Auto Trader Group plc
(a) (b)
........ 1,029 11,561
BAE Systems plc .............. 3,827 88,720
British Land Co. plc (The) ........ 1,848 9,722
Drax Group plc ............... 180 1,485
easyJet plc .................. 324 2,148
IG Group Holdings plc .......... 60 855
Informa plc .................. 2,773 27,089
International Consolidated Airlines
Group SA ................. 2,912 10,118
Intertek Group plc ............. 330 20,267
J Sainsbury plc ............... 162 576
Johnson Matthey plc ........... 151 2,600
London Stock Exchange Group plc .. 4 623
National Grid plc .............. 123 1,775
NatWest Group plc ............. 305 1,962
Rolls-Royce Holdings plc ........ 476 4,818
Smiths Group plc .............. 616 15,350
Standard Chartered plc .......... 626 9,016
Taylor Wimpey plc ............. 1,390 2,184
TechnipFMC plc ............... 1,069 30,114
Tesco plc ................... 15,488 76,650
Vodafone Group plc ............ 27,831 27,350
385,528
United States — 64.8%
AbbVie, Inc. ................. 321 62,627
Acuity, Inc. .................. 15 3,654
Adobe, Inc.
(c)
................. 173 64,872
Security
Shares
Shares Value
United States (continued)
Advanced Micro Devices, Inc.
(c)
.... 375 $ 36,506
AECOM .................... 476 46,957
Airbnb, Inc. , Class A
(c)
........... 182 22,189
Alaska Air Group, Inc.
(c)
.......... 17 753
Alkermes plc
(c)
................ 90 2,589
Allstate Corp. (The) ............ 153 30,354
Alphabet, Inc. , Class A .......... 1,185 188,178
Alphabet, Inc. , Class C .......... 747 120,185
Amazon.com, Inc.
(c)
............ 1,860 343,021
American Express Co. .......... 448 119,352
American Tower Corp. .......... 7 1,578
Ameriprise Financial, Inc. ........ 1 471
AMETEK, Inc. ................ 448 75,972
Amgen, Inc. ................. 66 19,201
Analog Devices, Inc. ............ 5 975
Aon plc , Class A .............. 73 25,900
Apple, Inc. .................. 2,837 602,862
Applied Materials, Inc. .......... 218 32,855
AT&T, Inc. ................... 272 7,534
Autodesk, Inc.
(c)
............... 72 19,746
Bank of America Corp. .......... 3,448 137,506
Berkshire Hathaway, Inc. , Class B
(c)
. 89 47,459
BioMarin Pharmaceutical, Inc.
(c)
.... 125 7,961
Block, Inc. , Class A
(c)
........... 42 2,456
Blueprint Medicines Corp.
(c)
....... 28 2,506
Booking Holdings, Inc. .......... 26 132,581
BorgWarner, Inc. .............. 2,486 70,553
Boston Scientific Corp.
(c)
......... 614 63,162
Bristol-Myers Squibb Co. ......... 1,071 53,764
Broadcom, Inc. ............... 549 105,666
Cardinal Health, Inc. ............ 97 13,705
Centene Corp.
(c)
.............. 416 24,898
Charles Schwab Corp. (The) ...... 974 79,284
Cheniere Energy, Inc. ........... 25 5,778
Chevron Corp. ................ 798 108,576
Cigna Group (The) ............. 54 18,362
Cisco Systems, Inc. ............ 16 924
Citigroup, Inc. ................ 696 47,592
Citizens Financial Group, Inc. ..... 22 812
CME Group, Inc. , Class A ........ 26 7,204
Colgate-Palmolive Co. .......... 1,099 101,317
Comcast Corp. , Class A ......... 2,320 79,344
ConocoPhillips ............... 373 33,242
Consolidated Edison, Inc. ........ 32 3,608
Costco Wholesale Corp. ......... 92 91,494
Crown Holdings, Inc. ........... 444 42,771
CSL Ltd. .................... 38 6,099
Curtiss-Wright Corp. ............ 64 22,073
Delta Air Lines, Inc. ............ 1,073 44,669
Dollar General Corp. ........... 6 562
DoorDash, Inc. , Class A
(c)
........ 128 24,690
Doximity, Inc. , Class A
(c)
......... 10 569
Dropbox, Inc. , Class A
(c)
......... 402 11,477
DuPont de Nemours, Inc. ........ 707 46,655
Eaton Corp. plc ............... 37 10,892
Ecolab, Inc. ................. 52 13,074
Edison International ............ 520 27,825
Elastic NV
(c)
................. 61 5,258
Elevance Health, Inc. ........... 81 34,067
Eli Lilly & Co. ................ 131 117,762
EMCOR Group, Inc. ............ 46 18,432
Emerson Electric Co. ........... 18 1,892
Entergy Corp. ................ 317 26,365
EOG Resources, Inc. ........... 224 24,714
Equinix, Inc. ................. 28 24,101

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
April 30, 2025
BlackRock Sustainable Advantage Global Equity Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United States (continued)
Equity LifeStyle Properties, Inc. .... 16 $ 1,036
Essent Group Ltd. ............. 21 1,196
Etsy, Inc.
(c)
.................. 229 9,957
Experian plc ................. 521 25,920
Exxon Mobil Corp. ............. 97 10,246
Fair Isaac Corp.
(c)
.............. 4 7,959
Federal Realty Investment Trust .... 19 1,786
FedEx Corp. ................. 110 23,136
Flex Ltd.
(c)
................... 25 858
Fortinet, Inc.
(c)
................ 466 48,352
Freeport-McMoRan, Inc. ......... 107 3,855
Garmin Ltd. .................. 25 4,672
Gilead Sciences, Inc. ........... 261 27,807
GSK plc .................... 36 712
Hanover Insurance Group, Inc. (The) 17 2,824
Hartford Insurance Group, Inc. (The) . 663 81,330
HCA Healthcare, Inc. ........... 119 41,065
Home Depot, Inc. (The) ......... 245 88,320
Honeywell International, Inc. ...... 160 33,680
Illinois Tool Works, Inc. .......... 2 480
Illumina, Inc.
(c)
................ 30 2,328
Incyte Corp.
(c)
................ 131 8,208
Ingredion, Inc. ................ 106 14,079
Intercontinental Exchange, Inc. .... 80 13,438
Intuit, Inc. ................... 150 94,120
Intuitive Surgical, Inc.
(c)
.......... 1 516
Invesco Ltd. ................. 529 7,369
IQVIA Holdings, Inc.
(c)
........... 262 40,628
Jazz Pharmaceuticals plc
(c)
....... 11 1,287
JBS SA .................... 189 1,460
Johnson Controls International plc .. 66 5,537
Jones Lang LaSalle, Inc.
(c)
........ 79 17,965
JPMorgan Chase & Co. ......... 373 91,243
Keysight Technologies, Inc.
(c)
...... 13 1,890
Kimco Realty Corp. ............ 422 8,432
KLA Corp. ................... 31 21,783
Labcorp Holdings, Inc. .......... 15 3,615
Lam Research Corp. ........... 373 26,733
Lamar Advertising Co. , Class A .... 7 797
Marathon Petroleum Corp. ....... 85 11,680
MasTec, Inc.
(c)
................ 247 31,448
Mastercard, Inc. , Class A ......... 77 42,201
Medtronic plc ................ 828 70,181
Merck & Co., Inc. .............. 716 61,003
Meta Platforms, Inc. , Class A ...... 371 203,679
MetLife, Inc. ................. 21 1,583
Mettler-Toledo International, Inc.
(c)
... 1 1,071
MGIC Investment Corp. ......... 36 897
Microsoft Corp. ............... 1,297 512,652
Moody's Corp. ................ 230 104,218
Morgan Stanley ............... 956 110,342
Motorola Solutions, Inc. ......... 181 79,711
MSCI, Inc. .................. 20 10,902
Natera, Inc.
(c)
................. 34 5,132
National Fuel Gas Co. .......... 16 1,228
NetApp, Inc. ................. 174 15,617
Netflix, Inc.
(c)
................. 77 87,142
Neurocrine Biosciences, Inc.
(c)
..... 51 5,492
NextEra Energy, Inc. ........... 108 7,223
NiSource, Inc. ................ 229 8,956
Northrop Grumman Corp. ........ 154 74,921
Novartis AG (Registered) ........ 1,112 126,832
NVIDIA Corp. ................ 4,076 443,958
NVR, Inc.
(c)
.................. 1 7,126
Old Republic International Corp. .... 9 338
Security
Shares
Shares Value
United States (continued)
Palantir Technologies, Inc. , Class A
(c)
160 $ 18,950
Parker-Hannifin Corp. ........... 9 5,446
Pegasystems, Inc. ............. 81 7,458
Pentair plc .................. 8 726
PepsiCo, Inc. ................ 28 3,796
Pfizer, Inc. .................. 4,943 120,659
Pilgrim's Pride Corp. ............ 6 327
PJT Partners, Inc. , Class A ....... 4 567
PNC Financial Services Group, Inc.
(The) .................... 647 103,966
Procter & Gamble Co. (The) ...... 73 11,868
Prologis, Inc. ................. 100 10,220
QUALCOMM, Inc. ............. 549 81,505
Rambus, Inc.
(c)
............... 7 342
Regeneron Pharmaceuticals, Inc. ... 8 4,790
Reinsurance Group of America, Inc. . 150 28,096
Remitly Global, Inc.
(c)
........... 45 910
ResMed, Inc. ................ 43 10,173
Robert Half, Inc. .............. 20 886
ROBLOX Corp. , Class A
(c)
........ 74 4,962
Roche Holding AG ............. 47 15,368
RTX Corp. .................. 29 3,658
S&P Global, Inc. .............. 246 123,012
SailPoint, Inc.
(c)
............... 110 1,888
Salesforce, Inc. ............... 86 23,109
Sanofi SA ................... 203 22,207
Schneider Electric SE ........... 340 79,440
ServiceNow, Inc.
(c)
............. 116 110,781
Shell plc .................... 3,662 118,179
Simon Property Group, Inc. ....... 292 45,955
Spotify Technology SA
(c)
......... 1 614
Synovus Financial Corp. ......... 7 303
Taylor Morrison Home Corp.
(c)
..... 38 2,179
Tesla, Inc.
(c)
.................. 322 90,856
Toll Brothers, Inc. .............. 32 3,228
Trane Technologies plc .......... 203 77,812
Travelers Cos., Inc. (The) ........ 233 61,542
Truist Financial Corp. ........... 63 2,415
Tyson Foods, Inc. , Class A ....... 1,132 69,324
Uber Technologies, Inc.
(c)
........ 83 6,724
United Airlines Holdings, Inc.
(c)
..... 13 895
United Therapeutics Corp.
(c)
....... 3 909
UnitedHealth Group, Inc. ......... 205 84,345
Universal Health Services, Inc. , Class B 61 10,801
US Bancorp ................. 264 10,650
Veeva Systems, Inc. , Class A
(c)
..... 44 10,282
Ventas, Inc. ................. 80 5,606
Verisk Analytics, Inc. ............ 61 18,082
Verizon Communications, Inc. ..... 1,217 53,621
Vertex Pharmaceuticals, Inc.
(c)
..... 29 14,775
Visa, Inc. , Class A ............. 333 115,052
Walmart, Inc. ................. 1,096 106,586
Waste Management, Inc. ......... 52 12,135
Westinghouse Air Brake Technologies
Corp. .................... 60 11,084
Williams Cos., Inc. (The) ......... 77 4,510
Yum! Brands, Inc. ............. 7 1,053
Zoetis, Inc. , Class A ............ 85 13,294
8,122,105
Total Common Stocks — 98.8%
(Cost: $ 10,928,115 ) .............................. 12,384,084

Schedule of Investments
(continued)
April 30, 2025
BlackRock Sustainable Advantage Global Equity Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Preferred Securities
Preferred Stocks — 0.3%
Brazil — 0.1%
Braskem SA (Preference) , Class A
(c)
. 874 $ 1,639
Companhia Paranaense de Energia
(Preference) ............... 1,512 3,066
Energisa SA (Preference) ........ 2 3
Gerdau SA (Preference) ......... 323 853
Marcopolo SA (Preference) ....... 4,453 5,516
11,077
Germany — 0.2%
Henkel AG & Co. KGaA (Preference) 265 20,582
Total Preferred Securities — 0.3%
(Cost: $ 35,222 ) ................................ 31,659
Security
Shares
Shares Value
Rights
Brazil — 0.0%
Minerva SA ( Expires 05/29/25 , Strike
Price BRL 5.17 )
(c)
............ 386 $ 130
Total Rights — 0.0%
(Cost: $ 93 ) ................................... 130
Total Long-Term Investments — 99 .1%
(Cost: $ 10,963,430 ) .............................. 12,415,873
Short-Term Securities
Money Market Funds — 0.9%
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 4.21%
(d) (e)
.... 110,175 110,175
Total Short-Term Securities — 0 .9%
(Cost: $ 110,175 ) ................................ 110,175
Total Investments — 100.0%
(Cost: $ 11,073,605 ) .............................. 12,526,048
Other Assets Less Liabilities — 0.0% ................... 5,633
Net Assets — 100.0% .............................. $ 12,531,681
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)
Non-income producing security.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
Shares
Held at
04/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares
(a)
............ $ 4,143 $ — $ (4,175)
(b)
$ 32 $ — $ — — $ 57
(c)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 228,055 — (117,880)
(b)
— — 110,175 110,175 6,730 —
$ 32 $ — $ 110,175 $ 6,787 $ —
— —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
April 30, 2025
BlackRock Sustainable Advantage Global Equity Fund

Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 Micro E-Mini Index ................................................... 3 06/20/25 $ 84 $ (1,581)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 1,581 $ — $ — $ — $ 1,581
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended April 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 14,574 $ — $ — $ — $ 14,574
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ 1,887 $ — $ — $ — $ 1,887
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 78,481
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia ............................................. $ — $ 118,294 $ — $ 118,294
Austria .............................................. — 1,096 — 1,096
Belgium ............................................. — 2,175 — 2,175
Brazil ............................................... 224,692 — — 224,692

Schedule of Investments
(continued)
April 30, 2025
BlackRock Sustainable Advantage Global Equity Fund
Schedules of Investments

See notes to financial statements.
Level 1 Level 2 Level 3 Total
Canada ............................................. $ 223,277 $ — $ — $ 223,277
Chile ............................................... — 1,009 — 1,009
China ............................................... — 452,599 — 452,599
Denmark ............................................. — 45,410 — 45,410
Finland .............................................. — 41,482 — 41,482
France .............................................. — 274,078 — 274,078
Germany ............................................ — 338,572 — 338,572
Hong Kong ........................................... — 88,158 — 88,158
India ............................................... — 238,562 — 238,562
Indonesia ............................................ — 14,963 — 14,963
Ireland .............................................. 84,959 — — 84,959
Israel ............................................... 30,017 10,009 — 40,026
Italy ................................................ — 87,174 — 87,174
Japan ............................................... — 682,658 — 682,658
Malaysia ............................................. — 3,066 — 3,066
Mexico .............................................. 947 — — 947
Netherlands ........................................... — 30,431 — 30,431
New Zealand .......................................... — 23,695 — 23,695
Norway .............................................. — 12,602 — 12,602
Poland .............................................. — 1,149 — 1,149
Republic of Turkiye ...................................... — 8,207 — 8,207
Singapore ............................................ 4,692 87,336 — 92,028
South Africa ........................................... 2,250 2,052 — 4,302
South Korea .......................................... 7,478 131,885 — 139,363
Spain ............................................... — 67,696 — 67,696
Sweden ............................................. — 61,926 — 61,926
Switzerland ........................................... 90,024 213,140 — 303,164
Taiwan .............................................. — 127,343 — 127,343
Thailand ............................................. 907 40,441 — 41,348
United Kingdom ........................................ 30,114 355,414 — 385,528
United States .......................................... 7,727,348 394,757 — 8,122,105
Preferred Securities
Brazil ............................................... 11,077 — — 11,077
Germany ............................................ — 20,582 — 20,582
Rights ................................................ 130 — — 130
Short-Term Securities
Money Market Funds ...................................... 110,175 — — 110,175
$ 8,548,087 $ 3,977,961 $ — $ 12,526,048
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (1,581) $ — $ — $ (1,581)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
April 30, 2025
BlackRock Sustainable Advantage International Equity Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Australia — 6.2%
ANZ Group Holdings Ltd. ........ 3,423 $ 65,455
Aristocrat Leisure Ltd. ........... 2,175 92,892
Aurizon Holdings Ltd. ........... 4,667 9,137
BHP Group Ltd. ............... 2,062 49,145
Commonwealth Bank of Australia ... 2,404 256,240
JB Hi-Fi Ltd. ................. 340 22,531
Macquarie Group Ltd. ........... 65 8,032
National Australia Bank Ltd. ....... 38 877
Northern Star Resources Ltd. ...... 4,877 59,908
Orica Ltd. ................... 1,798 18,663
Pro Medicus Ltd. .............. 165 24,194
REA Group Ltd. ............... 406 64,505
Rio Tinto Ltd. ................ 287 21,473
Rio Tinto plc ................. 665 39,627
Santos Ltd. .................. 7,986 30,701
Sonic Healthcare Ltd. ........... 3,196 53,364
South32 Ltd. ................. 36,046 62,118
Transurban Group
(a)
............ 393 3,541
Wesfarmers Ltd. .............. 1,144 57,310
Worley Ltd. .................. 2,837 22,603
962,316
Austria — 0.5%
BAWAG Group AG
(b) (c)
........... 176 19,291
Erste Group Bank AG ........... 568 38,466
Verbund AG ................. 176 13,526
71,283
Belgium — 0.6%
Ageas SA ................... 213 13,359
Anheuser-Busch InBev SA/NV ..... 873 57,538
Groupe Bruxelles Lambert NV ..... 12 990
UCB SA .................... 88 16,134
88,021
Brazil — 0.1%
Yara International ASA .......... 356 11,553
Chile — 0.0%
Antofagasta plc ............... 151 3,314
China — 0.6%
BOC Hong Kong Holdings Ltd. ..... 5,000 20,742
Budweiser Brewing Co. APAC Ltd.
(b) (c)
900 951
Prosus NV , Class N ............ 1,514 70,983
92,676
Denmark — 1.8%
AP Moller - Maersk A/S , Class A .... 1 1,709
AP Moller - Maersk A/S , Class B .... 8 13,775
Danske Bank A/S .............. 61 2,141
Demant A/S
(d)
................ 63 2,294
Genmab A/S
(d)
................ 91 19,296
GN Store Nord A/S
(d)
........... 247 3,729
Novo Nordisk A/S , Class B ....... 2,465 164,814
Pandora A/S ................. 115 17,119
Vestas Wind Systems A/S ........ 3,748 49,969
274,846
Finland — 1.2%
Elisa OYJ ................... 97 5,175
Fortum OYJ ................. 1,675 28,084
Nokia OYJ .................. 13,196 65,969
Nordea Bank Abp ............. 2,374 32,877
Sampo OYJ , Class A ........... 75 751
Security
Shares
Shares Value
Finland (continued)
Wartsila OYJ Abp .............. 2,830 $ 52,288
185,144
France — 9.6%
Air Liquide SA ................ 87 17,877
Airbus SE ................... 150 25,454
Amundi SA
(b) (c)
................ 259 20,459
AXA SA
(d)
................... 3,659 173,056
BNP Paribas SA .............. 789 66,851
Bureau Veritas SA ............. 1,242 39,425
Capgemini SE ................ 226 36,081
Credit Agricole SA ............. 4,478 83,992
Danone SA .................. 1,890 162,628
Dassault Systemes SE .......... 1,390 52,092
Eiffage SA .................. 422 57,423
Engie SA ................... 4,391 90,755
FDJ United
(b) (c)
................ 213 7,592
Gecina SA .................. 183 18,786
Hermes International SCA ........ 48 132,009
Ipsen SA ................... 17 1,977
L'Oreal SA
(d)
................. 184 81,303
LVMH Moet Hennessy Louis Vuitton SE 207 114,663
Orange SA .................. 5,185 75,224
Publicis Groupe SA ............ 124 12,617
Safran SA ................... 555 147,696
TotalEnergies SE .............. 761 43,343
Valeo SE ................... 3,656 36,308
1,497,611
Germany — 10.0%
adidas AG .................. 263 60,514
Allianz SE (Registered) .......... 556 229,949
Deutsche Bank AG (Registered) .... 1,515 39,724
Deutsche Post AG ............. 405 17,305
Deutsche Telekom AG (Registered) . 5,803 208,429
E.ON SE ................... 7,500 131,172
GEA Group AG ............... 110 7,176
Henkel AG & Co. KGaA ......... 280 19,762
Infineon Technologies AG ........ 460 15,237
Mercedes-Benz Group AG ........ 1,152 68,877
Merck KGaA ................. 352 49,005
Rational AG ................. 18 15,445
SAP SE .................... 1,294 378,610
Scout24 SE
(b) (c)
............... 7 834
Siemens AG (Registered) ........ 828 190,656
Siemens Energy AG
(d)
........... 763 58,891
Siemens Healthineers AG
(b) (c)
...... 956 51,535
Vonovia SE .................. 256 8,492
1,551,613
Hong Kong — 1.9%
AIA Group Ltd. ............... 20,000 149,858
Hong Kong Exchanges & Clearing Ltd. 300 13,107
Link REIT ................... 4,600 21,536
Sun Hung Kai Properties Ltd. ...... 3,500 33,202
Techtronic Industries Co. Ltd. ...... 5,000 50,320
WH Group Ltd.
(b) (c)
............. 18,000 16,096
Wharf Real Estate Investment Co. Ltd. 3,000 7,175
291,294
Ireland — 0.1%
Kerry Group plc , Class A ......... 96 10,163
Israel — 0.7%
Bank Hapoalim BM ............ 1,427 20,932
Bank Leumi Le-Israel BM ........ 418 5,936
Israel Discount Bank Ltd. , Class A .. 1,006 7,514

Schedule of Investments
(continued)
April 30, 2025
BlackRock Sustainable Advantage International Equity Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Israel (continued)
Mizrahi Tefahot Bank Ltd. ........ 631 $ 31,952
Nice Ltd.
(d)
.................. 315 49,211
115,545
Italy — 2.0%
A2A SpA ................... 11,767 29,927
Amplifon SpA ................ 192 3,675
Banca Monte dei Paschi di Siena SpA 1,808 15,290
Enel SpA ................... 8,492 73,617
Eni SpA .................... 619 8,865
Ferrari NV .................. 45 20,600
FinecoBank Banca Fineco SpA .... 27 540
Generali .................... 803 29,348
Infrastrutture Wireless Italiane SpA
(b) (c)
358 4,275
Intesa Sanpaolo SpA ........... 13,009 69,446
Italgas SpA .................. 2,187 17,969
Mediobanca Banca di Credito
Finanziario SpA ............. 406 8,304
Moncler SpA ................. 39 2,407
Recordati Industria Chimica e
Farmaceutica SpA ........... 279 16,463
Saipem SpA
(d)
................ 3,963 9,154
Unipol Assicurazioni SpA ......... 303 5,435
315,315
Japan — 20.9%
Aeon Co. Ltd. ................ 100 2,957
Ajinomoto Co., Inc. ............. 1,900 38,863
Amada Co. Ltd. ............... 2,800 28,036
ANA Holdings, Inc. ............. 600 11,526
Asahi Group Holdings Ltd. ........ 3,300 45,614
Asahi Intecc Co. Ltd. ........... 400 6,150
Asahi Kasei Corp. ............. 3,800 26,481
Astellas Pharma, Inc. ........... 3,800 38,054
Canon, Inc. .................. 2,000 61,720
Central Japan Railway Co. ....... 800 16,835
Chugai Pharmaceutical Co. Ltd. .... 800 46,088
Dai Nippon Printing Co. Ltd. ...... 300 4,182
Dai-ichi Life Holdings, Inc. ........ 3,100 22,383
Daiichi Sankyo Co. Ltd. .......... 300 7,674
Daikin Industries Ltd. ........... 500 56,962
Daito Trust Construction Co. Ltd. ... 400 44,535
Daiwa House Industry Co. Ltd. ..... 100 3,618
Daiwa Securities Group, Inc. ...... 7,400 48,662
Denso Corp. ................. 5,300 68,433
ENEOS Holdings, Inc. .......... 1,300 6,259
FANUC Corp. ................ 1,000 25,380
Fujitsu Ltd. .................. 1,800 39,988
Hitachi Ltd. .................. 4,100 101,334
Hoya Corp. .................. 100 11,767
Hulic Co. Ltd. ................ 100 1,046
Inpex Corp. .................. 300 3,753
J Front Retailing Co. Ltd. ......... 1,400 17,136
Japan Exchange Group, Inc. ...... 300 3,338
Japan Post Bank Co. Ltd. ........ 5,300 54,494
Japan Post Holdings Co. Ltd. ...... 300 2,916
Japan Post Insurance Co. Ltd. ..... 1,100 22,113
Kakaku.com, Inc. .............. 600 10,612
Kao Corp. ................... 100 4,282
KDDI Corp. .................. 300 5,317
Keyence Corp. ............... 200 83,618
Kintetsu Group Holdings Co. Ltd. ... 100 2,153
Kyocera Corp. ................ 500 5,926
LY Corp. .................... 1,700 6,429
Marubeni Corp. ............... 800 14,183
Mazda Motor Corp. ............ 2,100 12,556
Security
Shares
Shares Value
Japan (continued)
McDonald's Holdings Co. Japan Ltd. . 400 $ 16,913
Mitsubishi Chemical Group Corp. ... 800 3,889
Mitsubishi Corp. ............... 600 11,392
Mitsubishi Estate Co. Ltd. ........ 1,900 33,375
Mitsubishi HC Capital, Inc. ........ 300 2,122
Mitsubishi UFJ Financial Group, Inc. . 11,300 142,370
Mitsui & Co. Ltd. .............. 2,100 42,464
Mitsui Fudosan Co. Ltd. ......... 2,300 22,794
Mizuho Financial Group, Inc. ...... 3,000 75,008
MS&AD Insurance Group Holdings, Inc. 1,700 38,641
Murata Manufacturing Co. Ltd. ..... 5,400 76,931
Nintendo Co. Ltd. .............. 300 24,906
Nippon Express Holdings, Inc. ..... 700 12,501
Nippon Telegraph & Telephone Corp. 13,500 14,111
Nippon Yusen KK .............. 100 3,267
Nomura Holdings, Inc. .......... 4,300 23,966
Nomura Real Estate Holdings, Inc. .. 1,200 7,137
Nomura Research Institute Ltd. .... 800 30,294
Obayashi Corp. ............... 1,200 18,618
Olympus Corp. ............... 2,000 26,206
Ono Pharmaceutical Co. Ltd. ...... 100 1,151
Oriental Land Co. Ltd. .......... 900 19,062
ORIX Corp. .................. 4,400 88,264
Otsuka Corp. ................ 200 4,436
Otsuka Holdings Co. Ltd. ........ 100 4,875
Panasonic Holdings Corp. ........ 3,800 43,571
Rakuten Group, Inc.
(d)
........... 5,000 29,482
Recruit Holdings Co. Ltd. ........ 2,300 127,455
Resona Holdings, Inc. .......... 1,300 10,428
Sankyo Co. Ltd. ............... 300 4,566
Sekisui House Ltd. ............. 500 11,495
Shin-Etsu Chemical Co. Ltd. ...... 3,100 94,338
Shionogi & Co. Ltd. ............ 600 10,080
SoftBank Corp. ............... 34,100 51,602
SoftBank Group Corp. .......... 500 25,285
Sompo Holdings, Inc. ........... 800 26,217
Sony Group Corp. ............. 7,700 203,148
Subaru Corp. ................ 900 16,297
Sumitomo Chemical Co. Ltd. ...... 15,800 38,193
Sumitomo Corp. .............. 3,400 83,016
Sumitomo Mitsui Financial Group, Inc. 4,400 104,972
Sumitomo Mitsui Trust Group, Inc. .. 500 12,369
Suntory Beverage & Food Ltd. ..... 800 27,953
T&D Holdings, Inc. ............. 400 8,511
Takashimaya Co. Ltd. ........... 200 1,542
Takeda Pharmaceutical Co. Ltd. .... 5,000 151,243
TDK Corp. .................. 3,800 40,551
Terumo Corp. ................ 900 17,227
Tokio Marine Holdings, Inc. ....... 1,800 72,148
Tokyo Electron Ltd. ............ 800 119,119
Tokyo Gas Co. Ltd. ............ 100 3,322
Tokyo Tatemono Co. Ltd. ......... 300 5,379
Tokyu Fudosan Holdings Corp. ..... 300 2,101
Toyota Motor Corp. ............ 5,600 106,957
Toyota Tsusho Corp. ............ 2,000 39,745
Unicharm Corp. ............... 400 3,714
USS Co. Ltd. ................. 400 3,987
3,254,079
Luxembourg — 0.0%
ArcelorMittal SA ............... 158 4,672
Mexico — 0.0%
Fresnillo plc ................. 305 4,088

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
April 30, 2025
BlackRock Sustainable Advantage International Equity Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Netherlands — 4.0%
Adyen NV
(b) (c) (d)
............... 14 $ 22,655
Aegon Ltd. .................. 2,244 14,433
Argenx SE
(d)
................. 40 25,858
ASML Holding NV ............. 347 232,296
ASR Nederland NV ............ 28 1,767
Euronext NV
(b) (c)
............... 241 40,283
Heineken Holding NV ........... 244 19,078
Heineken NV ................ 715 64,004
ING Groep NV ................ 2,710 52,626
Koninklijke Ahold Delhaize NV ..... 50 2,053
Koninklijke Philips NV
(d)
.......... 324 8,223
NN Group NV ................ 853 52,306
Wolters Kluwer NV ............. 466 82,277
617,859
New Zealand — 0.9%
Fisher & Paykel Healthcare Corp. Ltd. 340 6,859
Meridian Energy Ltd. ........... 1,680 5,468
Xero Ltd.
(d)
.................. 1,175 123,743
136,070
Norway — 0.7%
Aker BP ASA ................. 1,720 36,924
Equinor ASA ................. 106 2,399
Kongsberg Gruppen ASA ........ 273 43,983
Orkla ASA ................... 875 9,759
Salmar ASA ................. 13 642
Var Energi ASA ............... 4,015 11,040
104,747
Portugal — 0.1%
EDP SA .................... 4,558 17,966
Jeronimo Martins SGPS SA ....... 48 1,162
19,128
Singapore — 1.9%
DBS Group Holdings Ltd. ........ 4,400 142,953
Singapore Telecommunications Ltd. . 35,200 101,840
STMicroelectronics NV .......... 1,182 26,870
United Overseas Bank Ltd. ....... 900 23,903
295,566
Spain — 2.5%
Acciona SA .................. 163 23,753
ACS Actividades de Construccion y
Servicios SA ............... 454 28,446
Amadeus IT Group SA .......... 1,128 88,788
Banco Bilbao Vizcaya Argentaria SA . 1,876 25,746
Banco Santander SA ........... 20,810 146,520
Bankinter SA ................. 1,401 16,320
Iberdrola SA ................. 1,402 25,272
Industria de Diseno Textil SA ...... 598 32,158
Telefonica SA ................ 1,618 8,312
395,315
Sweden — 3.5%
AddTech AB , Class B ........... 561 18,873
Alfa Laval AB ................ 953 39,526
Assa Abloy AB , Class B ......... 906 27,501
Atlas Copco AB , Class A ......... 5,305 82,115
Atlas Copco AB , Class B ......... 2,825 39,227
Boliden AB
(d)
................. 582 17,832
Evolution AB
(b) (c) (d)
.............. 57 3,949
Getinge AB , Class B ............ 19 367
Industrivarden AB , Class A ....... 19 668
Industrivarden AB , Class C ....... 60 2,107
Investor AB , Class B ............ 2,382 70,575
Security
Shares
Shares Value
Sweden (continued)
Sandvik AB .................. 2,383 $ 49,196
Skanska AB , Class B ........... 831 19,310
Swedbank AB , Class A .......... 4,085 101,977
Swedish Orphan Biovitrum AB
(d)
.... 172 5,231
Tele2 AB , Class B ............. 526 7,761
Telefonaktiebolaget LM Ericsson , Class
B ...................... 6,515 55,035
541,250
Switzerland — 5.2%
ABB Ltd. (Registered) ........... 3,501 184,890
Accelleron Industries AG ......... 94 5,046
Belimo Holding AG (Registered) .... 59 50,130
Clariant AG (Registered)
(d)
........ 1,301 14,562
DSM-Firmenich AG ............ 317 34,437
Flughafen Zurich AG (Registered) ... 194 48,885
Givaudan SA (Registered) ........ 29 139,906
Helvetia Holding AG (Registered) ... 72 15,883
Kuehne + Nagel International AG
(Registered) ............... 327 75,307
Logitech International SA (Registered) 351 26,673
SGS SA (Registered) ........... 265 25,880
UBS Group AG (Registered) ...... 1,175 35,668
Zurich Insurance Group AG ....... 205 145,401
802,668
United Kingdom — 11.7%
3i Group plc ................. 12 680
Admiral Group plc ............. 191 8,307
AstraZeneca plc .............. 1,562 223,783
Auto Trader Group plc
(b) (c)
........ 3,405 38,255
Aviva plc ................... 1,296 9,710
BAE Systems plc .............. 5,004 116,006
Barclays plc ................. 15,909 63,376
Barratt Redrow plc ............. 1,177 7,338
Berkeley Group Holdings plc ...... 73 4,069
British Land Co. plc (The) ........ 3,369 17,724
Bunzl plc ................... 292 9,176
CK Hutchison Holdings Ltd. ....... 7,000 39,474
Compass Group plc ............ 1,931 65,103
ConvaTec Group plc
(b) (c)
......... 3,818 13,274
Diageo plc .................. 1,496 42,008
Drax Group plc ............... 1,927 15,896
HSBC Holdings plc ............ 11,528 128,507
IG Group Holdings plc .......... 1,646 23,460
Informa plc .................. 6,259 61,144
International Consolidated Airlines
Group SA ................. 3,577 12,428
Intertek Group plc ............. 1,263 77,567
J Sainsbury plc ............... 8,658 30,772
Johnson Matthey plc ........... 1,841 31,697
Kingfisher plc ................ 533 2,049
London Stock Exchange Group plc .. 498 77,544
Marks & Spencer Group plc ....... 771 4,007
NatWest Group plc ............. 5,740 36,921
RELX plc ................... 936 51,082
Rolls-Royce Holdings plc ........ 12,407 125,590
Sage Group plc (The) ........... 3,719 61,656
Smith & Nephew plc ............ 317 4,461
Smiths Group plc .............. 2,545 63,420
Standard Chartered plc .......... 3,800 54,732
Taylor Wimpey plc ............. 3,407 5,353
Tesco plc ................... 24,379 120,652
Unilever plc .................. 1,346 85,765

Schedule of Investments
(continued)
April 30, 2025
BlackRock Sustainable Advantage International Equity Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
United Kingdom (continued)
Vodafone Group plc ............ 87,255 $ 85,745
1,818,731
United States — 9.8%
Alcon AG ................... 20 1,943
BP plc ..................... 11,406 52,666
CSL Ltd. .................... 361 57,945
Experian plc ................. 1,571 78,159
GSK plc .................... 3,667 72,543
Holcim AG .................. 130 14,527
James Hardie Industries plc , CDI
(d)
.. 438 10,281
Nestle SA (Registered) .......... 1,421 151,248
Novartis AG (Registered) ........ 2,634 300,427
Roche Holding AG ............. 772 252,435
Sanofi SA ................... 1,132 123,832
Schneider Electric SE ........... 770 179,907
Shell plc .................... 6,750 217,834
Stellantis NV ................. 1,690 15,726
1,529,473
Total Common Stocks — 96.5%
(Cost: $ 12,406,828 ) .............................. 14,994,340
Security
Shares
Shares Value
Preferred Securities
Preferred Stocks — 0.4%
Germany — 0.4%
Henkel AG & Co. KGaA (Preference) 726 $ 56,386
Porsche Automobil Holding SE
(Preference) ............... 16 659
57,045
Total Preferred Securities — 0.4%
(Cost: $ 55,868 ) ................................ 57,045
Total Long-Term Investments — 96 .9%
(Cost: $ 12,462,696 ) .............................. 15,051,385
Short-Term Securities
Money Market Funds — 3.0%
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 4.21%
(e) (f)
.... 472,425 472,425
Total Short-Term Securities — 3 .0%
(Cost: $ 472,425 ) ................................ 472,425
Total Investments — 99.9%
(Cost: $ 12,935,121 ) .............................. 15,523,810
Other Assets Less Liabilities — 0.1% ................... 22,350
Net Assets — 100.0% .............................. $ 15,546,160
(a)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Non-income producing security.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
Shares
Held at
04/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 345,282 $ 127,143
(a)
$ — $ — $ — $ 472,425 472,425 $ 17,688 $ —
— —
(a)
Represents net amount purchased (sold).

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
April 30, 2025
BlackRock Sustainable Advantage International Equity Fund

Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
MSCI EAFE Index ......................................................... 4 06/20/25 $ 499 $ 12,256
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 12,256 $ — $ — $ — $ 12,256
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended April 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ (23,126) $ — $ — $ — $ (23,126)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ 20,033 $ — $ — $ — $ 20,033
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 361,998
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia ............................................. $ — $ 962,316 $ — $ 962,316
Austria .............................................. — 71,283 — 71,283
Belgium ............................................. — 88,021 — 88,021
Brazil ............................................... — 11,553 — 11,553
Chile ............................................... — 3,314 — 3,314

Schedule of Investments
(continued)
April 30, 2025
BlackRock Sustainable Advantage International Equity Fund
Schedules of Investments

See notes to financial statements.
Level 1 Level 2 Level 3 Total
China ............................................... $ — $ 92,676 $ — $ 92,676
Denmark ............................................. — 274,846 — 274,846
Finland .............................................. — 185,144 — 185,144
France .............................................. — 1,497,611 — 1,497,611
Germany ............................................ — 1,551,613 — 1,551,613
Hong Kong ........................................... — 291,294 — 291,294
Ireland .............................................. — 10,163 — 10,163
Israel ............................................... — 115,545 — 115,545
Italy ................................................ — 315,315 — 315,315
Japan ............................................... — 3,254,079 — 3,254,079
Luxembourg .......................................... — 4,672 — 4,672
Mexico .............................................. — 4,088 — 4,088
Netherlands ........................................... — 617,859 — 617,859
New Zealand .......................................... 5,468 130,602 — 136,070
Norway .............................................. — 104,747 — 104,747
Portugal ............................................. — 19,128 — 19,128
Singapore ............................................ — 295,566 — 295,566
Spain ............................................... — 395,315 — 395,315
Sweden ............................................. — 541,250 — 541,250
Switzerland ........................................... — 802,668 — 802,668
United Kingdom ........................................ — 1,818,731 — 1,818,731
United States .......................................... — 1,529,473 — 1,529,473
Preferred Securities ....................................... — 57,045 — 57,045
Short-Term Securities
Money Market Funds ...................................... 472,425 — — 472,425
$ 477,893 $ 15,045,917 $ — $ 15,523,810
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 12,256 $ — $ — $ 12,256
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
April 30, 2025
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
Knollwood CDO Ltd., Series 2004-1A, Class C,
(US Prime Rate at 0.00% Floor + 3.20%),
10.70%, 01/10/39
(a) (b)
................ USD 238 $ —
Total Asset-Backed Securities — 0.0%
(Cost: $ 208,140 ) ................................. —
Shares
Shares
Common Stocks
Aerospace & Defense — 2.2%
Airbus SE .......................... 14,055 2,385,001
Axon Enterprise, Inc.
(c)
................. 3,607 2,212,173
BAE Systems plc ..................... 130,599 3,027,629
Boeing Co. (The)
(c)
.................... 19,159 3,510,695
Curtiss-Wright Corp. ................... 4,604 1,587,874
Dassault Aviation SA .................. 817 294,583
GE Aerospace ....................... 30,021 6,050,432
General Dynamics Corp. ................ 9,969 2,712,764
HEICO Corp. , Class A .................. 5,310 1,066,938
Howmet Aerospace, Inc. ................ 19,543 2,708,269
Kongsberg Gruppen ASA ............... 10,033 1,616,405
Lockheed Martin Corp. ................. 11,244 5,371,821
Northrop Grumman Corp. ............... 6,548 3,185,602
Rheinmetall AG ...................... 3,560 6,062,867
Rolls-Royce Holdings plc ............... 535,946 5,425,100
RTX Corp. ......................... 45,069 5,684,553
Saab AB , Class B .................... 22,243 1,035,735
Safran SA .......................... 11,240 2,991,184
Spirit AeroSystems Holdings, Inc. , Class A
(c)
... 2,475 89,100
Thales SA .......................... 2,525 707,309
TransDigm Group, Inc. ................. 3,107 4,390,409
62,116,443
Air Freight & Logistics — 0.5%
FedEx Corp. ........................ 25,924 5,452,595
United Parcel Service, Inc. , Class B ........ 103,890 9,900,717
15,353,312
Automobile Components — 0.1%
BorgWarner, Inc. ..................... 8,193 232,517
Cie Generale des Etablissements Michelin SCA 10,704 391,400
Denso Corp. ........................ 123,600 1,595,916
Magna International, Inc. ................ 9,603 333,660
QuantumScape Corp. , Class A
(c)
........... 7,696 30,091
2,583,584
Automobiles — 0.9%
Ferrari NV ......................... 1,361 623,039
General Motors Co. ................... 11,666 527,770
Harley-Davidson, Inc. .................. 2,534 56,812
Lucid Group, Inc.
(c) (d)
................... 21,193 53,194
Mercedes-Benz Group AG ............... 13,565 811,035
Renault SA ......................... 3,825 203,150
Stellantis NV ........................ 39,014 363,042
Tesla, Inc.
(c)
......................... 66,268 18,698,179
Toyota Motor Corp. ................... 255,800 4,885,632
26,221,853
Banks — 4.4%
ANZ Group Holdings Ltd. ............... 88,464 1,691,632
Banco Bilbao Vizcaya Argentaria SA ........ 115,610 1,586,637
Banco BPM SpA ..................... 21,580 240,887
Banco de Sabadell SA ................. 130,163 379,787
Banco Santander SA .................. 279,580 1,968,483
Bank Hapoalim BM ................... 21,360 313,321
Security
Shares
Shares Value
Banks (continued)
Bank Leumi Le-Israel BM ............... 36,023 $ 511,564
Bank of America Corp. ................. 389,725 15,542,233
Bank of Ireland Group plc ............... 11,494 134,956
Barclays plc ........................ 254,363 1,013,291
BNP Paribas SA ..................... 33,823 2,865,805
BOC Hong Kong Holdings Ltd. ............ 213,000 883,605
BOK Financial Corp. ................... 485 45,187
CaixaBank SA ....................... 40,389 309,550
Citigroup, Inc. ....................... 72,562 4,961,790
Citizens Financial Group, Inc. ............ 87,486 3,227,359
Commerzbank AG .................... 39,584 1,047,691
Commonwealth Bank of Australia .......... 66,752 7,115,038
Credit Agricole SA .................... 18,929 355,043
Danske Bank A/S ..................... 22,725 797,365
DBS Group Holdings Ltd. ............... 32,560 1,057,849
Erste Group Bank AG .................. 6,548 443,441
FinecoBank Banca Fineco SpA ........... 23,610 472,458
First Hawaiian, Inc. ................... 2,719 62,156
HSBC Holdings plc ................... 424,439 4,731,381
Huntington Bancshares, Inc. ............. 25,416 369,295
ING Groep NV ....................... 155,898 3,027,433
Intesa Sanpaolo SpA .................. 599,821 3,202,017
JPMorgan Chase & Co. ................ 75,177 18,389,798
KeyCorp ........................... 18,246 270,771
Mitsubishi UFJ Financial Group, Inc. ........ 713,600 8,990,738
Mizuho Financial Group, Inc. ............. 93,050 2,326,495
NatWest Group plc .................... 209,755 1,349,204
Nordea Bank Abp .................... 164,501 2,278,166
NU Holdings Ltd. , Class A
(c)
.............. 80,379 999,111
PNC Financial Services Group, Inc. (The) .... 25,793 4,144,677
Regions Financial Corp. ................ 13,733 280,291
Resona Holdings, Inc. ................. 74,500 597,624
Royal Bank of Canada ................. 6,234 748,252
Societe Generale SA .................. 8,844 461,117
Standard Chartered plc ................. 43,427 625,490
Sumitomo Mitsui Financial Group, Inc. ....... 305,200 7,281,222
Sumitomo Mitsui Trust Group, Inc. ......... 114,200 2,825,163
Svenska Handelsbanken AB , Class A ....... 176,710 2,313,102
TFS Financial Corp. ................... 1,094 14,178
Truist Financial Corp. .................. 33,524 1,285,310
UniCredit SpA ....................... 40,056 2,330,492
United Overseas Bank Ltd. .............. 15,900 422,286
US Bancorp ........................ 107,488 4,336,066
Wells Fargo & Co. .................... 24,864 1,765,593
Westpac Banking Corp. ................ 36,831 772,905
123,165,305
Beverages — 0.9%
Anheuser-Busch InBev SA/NV ............ 6,585 434,011
Boston Beer Co., Inc. (The) , Class A
(c)
....... 185 45,473
Brown-Forman Corp. , Class A ............ 1,028 35,579
Coca-Cola Co. (The) .................. 115,336 8,367,627
Coca-Cola Europacific Partners plc ......... 33,895 3,075,632
Coca-Cola HBC AG ................... 12,063 628,165
Constellation Brands, Inc. , Class A ......... 13,571 2,545,105
Diageo plc ......................... 34,042 955,913
Keurig Dr Pepper, Inc. ................. 8,727 301,867
Molson Coors Beverage Co. , Class B ....... 6,054 348,287
Monster Beverage Corp.
(c)
............... 35,771 2,150,552
PepsiCo, Inc. ....................... 31,512 4,272,397
Pernod Ricard SA .................... 3,592 389,356
Primo Brands Corp. , Class A ............. 20,680 675,616
24,225,580

Schedule of Investments
(continued)
April 30, 2025
BlackRock Tactical Opportunities Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology — 1.7%
AbbVie, Inc. ........................ 78,632 $ 15,341,103
Alkermes plc
(c)
....................... 11,987 344,866
Alnylam Pharmaceuticals, Inc.
(c)
........... 4,503 1,185,370
Amgen, Inc. ........................ 13,744 3,998,404
Apellis Pharmaceuticals, Inc.
(c)
............ 2,229 42,819
Argenx SE
(c)
........................ 5,643 3,647,913
Biogen, Inc.
(c)
....................... 7,459 903,136
BioMarin Pharmaceutical, Inc.
(c)
........... 14,128 899,812
CSL Ltd. ........................... 23,354 3,748,620
Exact Sciences Corp.
(c)
................. 4,564 208,301
Genmab A/S
(c)
....................... 3,563 755,494
Gilead Sciences, Inc. .................. 80,839 8,612,587
GRAIL, Inc.
(c)
........................ 567 19,559
Halozyme Therapeutics, Inc.
(c)
............ 3,995 245,373
Incyte Corp.
(c)
....................... 13,700 858,442
Natera, Inc.
(c)
........................ 25,124 3,791,965
Neurocrine Biosciences, Inc.
(c)
............ 5,740 618,141
Regeneron Pharmaceuticals, Inc. .......... 1,890 1,131,656
Sarepta Therapeutics, Inc.
(c)
............. 7,882 491,837
Ultragenyx Pharmaceutical, Inc.
(c)
.......... 1,895 73,867
United Therapeutics Corp.
(c)
.............. 4,570 1,385,121
Vertex Pharmaceuticals, Inc.
(c)
............ 2,344 1,194,268
49,498,654
Broadline Retail — 2.2%
Amazon.com, Inc.
(c)
................... 287,337 52,990,689
Coupang, Inc. , Class A
(c)
................ 25,877 604,745
Etsy, Inc.
(c)
......................... 25,068 1,089,957
Kohl's Corp. ........................ 2,331 15,618
MercadoLibre, Inc.
(c)
................... 555 1,293,622
Nordstrom, Inc. ...................... 2,164 52,239
Prosus NV , Class N ................... 88,637 4,155,711
Rakuten Group, Inc.
(c)
.................. 44,200 260,618
Wesfarmers Ltd. ..................... 63,695 3,190,880
63,654,079
Building Products — 0.4%
Assa Abloy AB , Class B ................ 93,719 2,844,745
AZEK Co., Inc. (The) , Class A
(c)
........... 76 3,767
Belimo Holding AG (Registered) ........... 444 377,250
Cie de Saint-Gobain SA ................ 7,830 851,262
Daikin Industries Ltd. .................. 6,700 763,286
Hayward Holdings, Inc.
(c)
................ 3,009 40,110
Kingspan Group plc ................... 1,676 141,428
Masco Corp. ........................ 13,988 847,813
Trane Technologies plc ................. 11,597 4,445,246
10,314,907
Capital Markets — 3.4%
3i Group plc ........................ 27,177 1,540,692
Ameriprise Financial, Inc. ............... 11,163 5,257,996
Amundi SA
(b) (e)
....................... 2,815 222,360
Ares Management Corp. , Class A .......... 5,325 812,222
Blackstone, Inc. , Class A ................ 21,052 2,772,759
Carlyle Group, Inc. (The) ................ 4,686 181,067
Charles Schwab Corp. (The) ............. 79,872 6,501,581
CME Group, Inc. , Class A ............... 14,780 4,095,242
Coinbase Global, Inc. , Class A
(c)
........... 2,272 460,966
Daiwa Securities Group, Inc. ............. 55,700 366,279
Deutsche Bank AG (Registered) ........... 136,216 3,571,630
Deutsche Boerse AG .................. 4,820 1,552,493
Euronext NV
(b) (e)
...................... 5,128 857,130
Evercore, Inc. , Class A ................. 584 119,889
Goldman Sachs Group, Inc. (The) ......... 7,718 4,225,991
Hong Kong Exchanges & Clearing Ltd. ...... 20,300 886,901
Houlihan Lokey, Inc. , Class A ............. 8,938 1,448,671
Security
Shares
Shares Value
Capital Markets (continued)
Intercontinental Exchange, Inc. ........... 22,862 $ 3,840,130
Janus Henderson Group plc ............. 45,128 1,498,701
Japan Exchange Group, Inc. ............. 29,800 331,548
Jefferies Financial Group, Inc. ............ 10,593 495,011
KKR & Co., Inc. ...................... 13,991 1,598,752
Lazard, Inc. ........................ 3,244 126,192
London Stock Exchange Group plc ......... 33,898 5,278,309
Macquarie Group Ltd. .................. 28,178 3,482,098
Moody's Corp. ....................... 20,022 9,072,369
Morgan Stanley ...................... 120,710 13,932,348
MSCI, Inc. ......................... 4,520 2,463,897
Nasdaq, Inc. ........................ 50,775 3,869,563
Nomura Holdings, Inc. ................. 325,100 1,811,966
S&P Global, Inc. ..................... 13,484 6,742,674
SBI Holdings, Inc. .................... 14,800 389,158
Schroders plc ....................... 67,265 296,382
St. James's Place plc .................. 19,183 241,808
State Street Corp. .................... 13,120 1,155,872
UBS Group AG (Registered) ............. 112,452 3,413,522
XP, Inc. , Class A ..................... 8,718 140,360
95,054,529
Chemicals — 0.1%
Air Liquide SA ....................... 7,414 1,523,415
Arkema SA ......................... 2,623 199,415
Ashland, Inc. ........................ 1,039 56,511
Chemours Co. (The) ................... 3,196 39,567
Croda International plc ................. 3,304 130,421
Givaudan SA (Registered) ............... 54 260,516
Huntsman Corp. ..................... 3,503 46,625
NewMarket Corp. ..................... 144 88,603
Scotts Miracle-Gro Co. (The) ............. 911 45,896
2,390,969
Commercial Services & Supplies — 1.0%
Brambles Ltd. ....................... 113,697 1,494,168
Cintas Corp. ........................ 43,427 9,192,627
Clean Harbors, Inc.
(c)
.................. 1,994 426,596
GFL Environmental, Inc. ................ 7,236 361,065
MSA Safety, Inc. ..................... 791 124,519
RB Global, Inc. ...................... 3,924 395,147
Republic Services, Inc. ................. 9,848 2,469,386
Rollins, Inc. ......................... 20,802 1,188,418
Tetra Tech, Inc. ...................... 25,951 809,412
Veralto Corp. ........................ 11,536 1,106,302
Vestis Corp. ........................ 2,775 24,309
Waste Connections, Inc. ................ 12,230 2,417,015
Waste Management, Inc. ................ 30,379 7,089,244
27,098,208
Communications Equipment — 1.0%
Arista Networks, Inc.
(c)
................. 104,378 8,587,178
Cisco Systems, Inc. ................... 213,582 12,330,089
Juniper Networks, Inc. ................. 6,980 253,514
Motorola Solutions, Inc. ................ 15,240 6,711,543
27,882,324
Construction & Engineering — 0.7%
AECOM ........................... 36,228 3,573,892
API Group Corp.
(c)
.................... 9,575 362,222
Bouygues SA
(c)
...................... 5,267 231,513
Comfort Systems USA, Inc. .............. 5,911 2,349,918
Dycom Industries, Inc.
(c)
................ 2,158 361,573
Eiffage SA ......................... 3,884 528,507
EMCOR Group, Inc. ................... 3,647 1,461,353
Everus Construction Group, Inc.
(c)
.......... 1,084 43,620
Ferrovial SE ........................ 33,625 1,640,311

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
April 30, 2025
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Construction & Engineering (continued)
Fluor Corp.
(c)
........................ 7,060 $ 246,323
MasTec, Inc.
(c)
....................... 27,100 3,450,372
Obayashi Corp. ...................... 27,400 425,116
Quanta Services, Inc. .................. 2,496 730,554
Shimizu Corp. ....................... 61,800 660,215
Skanska AB , Class B .................. 23,787 552,730
Taisei Corp. ........................ 11,800 639,820
Vinci SA ........................... 8,731 1,226,420
18,484,459
Construction Materials — 0.2%
Holcim AG ......................... 54,729 6,115,855
James Hardie Industries plc , CDI
(c)
......... 32,468 762,096
6,877,951
Consumer Finance — 0.2%
American Express Co. ................. 14,158 3,771,833
Capital One Financial Corp. .............. 2,499 450,470
Discover Financial Services .............. 6,418 1,172,376
5,394,679
Consumer Staples Distribution & Retail — 1.7%
Coles Group Ltd. ..................... 67,994 923,345
Costco Wholesale Corp. ................ 20,754 20,639,853
Grocery Outlet Holding Corp.
(c)
............ 2,045 34,336
Seven & i Holdings Co. Ltd. .............. 54,600 803,746
Sprouts Farmers Market, Inc.
(c)
............ 8,887 1,519,677
Target Corp. ........................ 33,496 3,239,063
Tesco plc .......................... 161,360 798,571
Walgreens Boots Alliance, Inc. ............ 15,344 168,324
Walmart, Inc. ........................ 218,822 21,280,439
49,407,354
Containers & Packaging — 0.0%
Amcor plc .......................... 17,741 163,215
Ball Corp. .......................... 5,528 287,124
Sonoco Products Co. .................. 2,093 85,813
536,152
Diversified Consumer Services — 0.0%
ADT, Inc. .......................... 7,045 56,501
Diversified REITs — 0.0%
Land Securities Group plc ............... 16,160 128,057
Diversified Telecommunication Services — 1.0%
AT&T, Inc. .......................... 274,566 7,605,478
Deutsche Telekom AG (Registered) ........ 338,806 12,169,073
Elisa OYJ .......................... 5,951 317,474
Frontier Communications Parent, Inc.
(c)
...... 5,263 190,784
Iridium Communications, Inc. ............. 2,397 57,839
Liberty Global Ltd. , Class A
(c)
............. 3,545 38,818
Liberty Global Ltd. , Class C
(c)
............. 3,265 37,025
Nippon Telegraph & Telephone Corp. ....... 736,200 769,533
Orange SA ......................... 49,644 720,238
Sunrise Communications AG , ADR, Class A
(c)
.. 24,931 1,344,279
Telstra Group Ltd. .................... 640,634 1,848,932
Verizon Communications, Inc. ............ 45,930 2,023,676
27,123,149
Electric Utilities — 1.5%
Acciona SA ......................... 1,051 153,155
Chubu Electric Power Co., Inc. ............ 41,800 542,786
CK Infrastructure Holdings Ltd. ............ 47,000 316,763
CLP Holdings Ltd. .................... 43,000 366,646
Constellation Energy Corp. .............. 2,728 609,544
Duke Energy Corp. ................... 74,392 9,077,312
Edison International ................... 98,997 5,297,329
Security
Shares
Shares Value
Electric Utilities (continued)
EDP SA ........................... 94,317 $ 371,766
Endesa SA ......................... 8,292 249,030
Enel SpA .......................... 191,664 1,661,530
Entergy Corp. ....................... 111,437 9,268,215
Fortum OYJ ........................ 55,833 936,127
Iberdrola SA ........................ 188,694 3,401,372
Kansai Electric Power Co., Inc. (The) ....... 70,900 873,519
NextEra Energy, Inc. .................. 63,192 4,226,281
NRG Energy, Inc. ..................... 2,853 312,632
Origin Energy Ltd. .................... 39,045 266,131
PG&E Corp. ........................ 63,301 1,045,732
Southern Co. (The) ................... 19,953 1,833,481
SSE plc ........................... 29,172 657,714
Terna - Rete Elettrica Nazionale ........... 33,640 334,510
Xcel Energy, Inc. ..................... 3,898 275,589
42,077,164
Electrical Equipment — 1.4%
ABB Ltd. (Registered) .................. 127,710 6,744,460
AMETEK, Inc. ....................... 18,354 3,112,471
Eaton Corp. plc ...................... 33,999 10,008,286
GE Vernova, Inc. ..................... 12,170 4,512,879
Legrand SA ........................ 8,372 920,081
Mitsubishi Electric Corp. ................ 56,200 1,087,212
nVent Electric plc ..................... 12,215 670,726
Schneider Electric SE .................. 17,120 4,000,016
Siemens Energy AG
(c)
.................. 63,419 4,894,912
Vertiv Holdings Co. , Class A ............. 50,677 4,326,802
Vestas Wind Systems A/S ............... 13,533 180,425
40,458,270
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp. , Class A ............... 24,289 1,869,038
Badger Meter, Inc. .................... 987 217,949
Celestica, Inc.
(c)
...................... 4,602 392,669
Crane NXT Co. ...................... 1,051 49,313
Flex Ltd.
(c)
.......................... 31,416 1,078,825
Ingram Micro Holding Corp. .............. 378 6,721
IPG Photonics Corp.
(c)
................. 583 34,916
Keyence Corp. ...................... 7,000 2,926,641
Littelfuse, Inc. ....................... 522 95,166
Murata Manufacturing Co. Ltd. ............ 66,800 951,670
TD SYNNEX Corp. .................... 6,822 755,878
TE Connectivity plc ................... 18,084 2,647,136
Vontier Corp. ........................ 3,201 101,824
11,127,746
Entertainment — 1.0%
Liberty Media Corp.-Liberty Formula One , Class
A
(c)
............................ 490 39,470
Liberty Media Corp.-Liberty Live , Class A
(c)
.... 414 28,972
Liberty Media Corp.-Liberty Live , Class C
(c)
... 991 70,866
Madison Square Garden Sports Corp.
(c)
...... 397 76,450
Netflix, Inc.
(c)
........................ 7,992 9,044,706
Nintendo Co. Ltd. ..................... 12,600 1,046,052
Playtika Holding Corp. ................. 1,524 8,031
ROBLOX Corp. , Class A
(c)
............... 31,360 2,102,688
Sea Ltd. , ADR, Class A
(c)
................ 47,178 6,324,211
Spotify Technology SA
(c)
................ 6,366 3,908,597
Walt Disney Co. (The) ................. 70,580 6,419,251
29,069,294
Financial Services — 1.6%
Adyen NV
(b) (c) (e)
...................... 430 695,832
Berkshire Hathaway, Inc. , Class B
(c)
........ 25,665 13,685,861
Block, Inc. , Class A
(c)
.................. 10,398 607,971
Edenred SE ........................ 5,256 163,919

Schedule of Investments
(continued)
April 30, 2025
BlackRock Tactical Opportunities Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Financial Services (continued)
Essent Group Ltd. .................... 30,849 $ 1,756,233
EXOR NV .......................... 4,263 402,490
Global Payments, Inc. ................. 7,321 558,665
Groupe Bruxelles Lambert NV ............ 12,752 1,051,965
Industrivarden AB , Class C .............. 7,683 269,802
Investor AB , Class B ................... 84,953 2,517,027
M&G plc ........................... 76,477 212,215
Mastercard, Inc. , Class A ................ 15,076 8,262,552
ORIX Corp. ......................... 72,200 1,448,334
PayPal Holdings, Inc.
(c)
................. 17,870 1,176,561
UWM Holdings Corp. , Class A ............ 1,951 9,170
Visa, Inc. , Class A .................... 39,754 13,735,007
46,553,604
Food Products — 0.2%
Cal-Maine Foods, Inc. .................. 2,344 218,859
Chocoladefabriken Lindt & Spruengli AG ..... 21 306,054
Chocoladefabriken Lindt & Spruengli AG
(Registered) ...................... 7 991,498
Danone SA ......................... 3,673 316,049
Flowers Foods, Inc. ................... 4,004 70,430
Hershey Co. (The) .................... 4,188 700,192
Ingredion, Inc. ....................... 15,550 2,065,351
Kellanova .......................... 7,544 624,417
Kerry Group plc , Class A ................ 1,829 193,621
Mowi ASA .......................... 14,597 267,658
Post Holdings, Inc.
(c)
................... 7,736 875,483
Seaboard Corp. ...................... 5 12,930
6,642,542
Gas Utilities — 0.1%
Brookfield Infrastructure Corp. , Class A ...... 4,381 164,105
MDU Resources Group, Inc. ............. 4,340 74,388
National Fuel Gas Co. ................. 5,223 401,022
Snam SpA ......................... 47,547 272,895
Tokyo Gas Co. Ltd. ................... 5,900 196,014
UGI Corp. .......................... 20,700 678,753
1,787,177
Ground Transportation — 0.0%
Avis Budget Group, Inc.
(c)
............... 363 33,625
Schneider National, Inc. , Class B .......... 991 21,297
Uber Technologies, Inc.
(c)
............... 13,852 1,122,150
U-Haul Holding Co.
(c)
.................. 167 10,252
1,187,324
Health Care Equipment & Supplies — 1.6%
Abbott Laboratories ................... 16,361 2,139,201
Alcon AG .......................... 13,201 1,282,616
Becton Dickinson & Co. ................ 6,317 1,308,187
Boston Scientific Corp.
(c)
................ 115,799 11,912,243
Coloplast A/S , Class B ................. 4,408 498,823
Dentsply Sirona, Inc. .................. 4,314 59,965
Dexcom, Inc.
(c)
....................... 38,205 2,727,073
Edwards Lifesciences Corp.
(c)
............ 3,608 272,368
Enovis Corp.
(c)
....................... 1,182 40,885
Envista Holdings Corp.
(c)
................ 3,668 58,981
EssilorLuxottica SA ................... 6,569 1,892,876
IDEXX Laboratories, Inc.
(c)
............... 2,026 876,549
Inspire Medical Systems, Inc.
(c)
............ 1,499 237,412
Insulet Corp.
(c)
....................... 3,271 825,241
Intuitive Surgical, Inc.
(c)
................. 10,744 5,541,755
Medtronic plc ....................... 93,459 7,921,585
Penumbra, Inc.
(c)
..................... 784 229,587
QuidelOrtho Corp.
(c)
................... 1,333 37,044
ResMed, Inc. ....................... 6,940 1,641,935
STERIS plc ......................... 4,921 1,105,945
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Stryker Corp. ....................... 9,425 $ 3,524,196
44,134,467
Health Care Providers & Services — 2.8%
Amedisys, Inc.
(c)
..................... 687 65,196
Cardinal Health, Inc. ................... 28,141 3,976,042
Cencora, Inc. ....................... 4,782 1,399,548
Centene Corp.
(c)
..................... 76,147 4,557,398
Cigna Group (The) .................... 16,814 5,717,433
CVS Health Corp. .................... 46,345 3,091,675
Elevance Health, Inc. .................. 14,293 6,011,350
Encompass Health Corp. ............... 49,092 5,743,273
Guardant Health, Inc.
(c)
................. 7,441 351,438
HCA Healthcare, Inc. .................. 24,519 8,461,016
HealthEquity, Inc.
(c)
.................... 3,485 298,734
Hims & Hers Health, Inc. , Class A
(c)
......... 6,357 210,417
Humana, Inc. ....................... 5,157 1,352,372
Labcorp Holdings, Inc. ................. 10,044 2,420,704
McKesson Corp. ..................... 6,136 4,373,679
Molina Healthcare, Inc.
(c)
................ 10,659 3,485,600
Premier, Inc. , Class A .................. 2,061 41,941
Sonic Healthcare Ltd. .................. 8,522 142,292
Tenet Healthcare Corp.
(c)
................ 22,927 3,277,415
UnitedHealth Group, Inc. ................ 51,001 20,983,851
Universal Health Services, Inc. , Class B ..... 17,353 3,072,696
79,034,070
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc. ........ 4,892 355,453
Medical Properties Trust, Inc. ............. 12,685 70,021
Ventas, Inc. ........................ 14,092 987,567
Welltower, Inc. ....................... 10,161 1,550,467
2,963,508
Health Care Technology — 0.2%
Certara, Inc.
(c)
....................... 2,605 36,105
Doximity, Inc. , Class A
(c)
................ 8,408 478,247
Pro Medicus Ltd. ..................... 7,294 1,069,522
Veeva Systems, Inc. , Class A
(c)
............ 12,034 2,812,226
Waystar Holding Corp.
(c)
................ 24,467 909,438
5,305,538
Hotel & Resort REITs — 0.0%
Park Hotels & Resorts, Inc. .............. 4,383 43,567
Hotels, Restaurants & Leisure — 0.7%
Airbnb, Inc. , Class A
(c)
.................. 21,046 2,565,928
Aristocrat Leisure Ltd. .................. 41,682 1,780,198
Booking Holdings, Inc. ................. 786 4,008,034
Brinker International, Inc.
(c)
.............. 4,984 669,351
Carnival Corp.
(c)
...................... 14,210 260,611
Chipotle Mexican Grill, Inc.
(c)
............. 44,851 2,265,873
DoorDash, Inc. , Class A
(c)
............... 13,146 2,535,732
DraftKings, Inc. , Class A
(c)
............... 8,999 299,577
Expedia Group, Inc. ................... 2,349 368,629
Flutter Entertainment plc
(c)
............... 6,334 1,526,431
Marriott Vacations Worldwide Corp. ......... 746 40,888
Penn Entertainment, Inc.
(c)
............... 3,230 49,161
Texas Roadhouse, Inc. ................. 12,064 2,002,141
Travel + Leisure Co. ................... 1,403 61,634
Viking Holdings Ltd.
(c)
.................. 14,399 590,791
Wendy's Co. (The) .................... 3,698 46,225
Wingstop, Inc. ....................... 3,226 851,309
19,922,513

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
April 30, 2025
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Household Durables — 1.6%
Barratt Redrow plc .................... 63,317 $ 394,730
Berkeley Group Holdings plc ............. 7,381 411,441
DR Horton, Inc. ...................... 31,981 4,040,480
Garmin Ltd. ......................... 1,443 269,653
KB Home .......................... 8,388 453,204
Leggett & Platt, Inc. ................... 2,807 27,003
Lennar Corp. , Class A .................. 34,867 3,786,905
Lennar Corp. , Class B ................. 237 24,499
Meritage Homes Corp. ................. 11,896 810,593
Newell Brands, Inc. ................... 8,864 42,370
NVR, Inc.
(c)
......................... 56 399,042
Panasonic Holdings Corp. ............... 561,600 6,439,288
Persimmon plc ...................... 7,491 129,639
PulteGroup, Inc. ..................... 23,291 2,389,191
Sekisui House Ltd. .................... 88,400 2,032,334
Sony Group Corp. .................... 666,000 17,570,943
Taylor Morrison Home Corp.
(c)
............ 22,709 1,302,361
Taylor Wimpey plc .................... 237,023 372,436
Toll Brothers, Inc. ..................... 35,550 3,585,929
TopBuild Corp.
(c)
..................... 2,523 746,203
45,228,244
Household Products — 0.0%
Reckitt Benckiser Group plc .............. 12,773 824,453
Reynolds Consumer Products, Inc. ......... 1,148 26,404
Spectrum Brands Holdings, Inc. ........... 580 36,598
887,455
Independent Power and Renewable Electricity Producers — 0.0%
Brookfield Renewable Corp. ............. 2,887 82,164
Clearway Energy, Inc. , Class A ............ 687 18,789
Clearway Energy, Inc. , Class C ........... 1,622 47,590
148,543
Industrial Conglomerates — 0.4%
Hikari Tsushin, Inc. .................... 1,300 360,591
Hitachi Ltd. ......................... 128,600 3,178,415
Honeywell International, Inc. ............. 6,644 1,398,562
Keppel Ltd. ......................... 140,900 708,403
Siemens AG (Registered) ............... 19,391 4,464,997
10,110,968
Industrial REITs — 0.1%
Goodman Group ..................... 51,561 987,076
Prologis, Inc. ........................ 5,739 586,526
Segro plc .......................... 25,857 235,212
1,808,814
Insurance — 1.7%
Admiral Group plc .................... 6,668 290,008
Aegon Ltd. ......................... 40,507 260,539
Ageas SA .......................... 32,330 2,027,616
AIA Group Ltd. ...................... 28,200 211,300
Allianz SE (Registered) ................. 14,239 5,888,918
Allstate Corp. (The) ................... 5,057 1,003,258
Aon plc , Class A ..................... 11,387 4,039,994
Assured Guaranty Ltd. ................. 1,073 94,134
AXA SA
(c)
.......................... 66,209 3,131,414
Brighthouse Financial, Inc.
(c)
............. 1,281 74,580
Cincinnati Financial Corp. ............... 3,787 527,188
CNA Financial Corp. ................... 476 22,924
Dai-ichi Life Holdings, Inc. ............... 50,400 363,911
Globe Life, Inc. ...................... 2,257 278,378
Great-West Lifeco, Inc. ................. 20,896 812,589
Hartford Insurance Group, Inc. (The) ........ 7,870 965,413
Helvetia Holding AG (Registered) .......... 902 198,979
Insurance Australia Group Ltd. ............ 71,277 374,380
Security
Shares
Shares Value
Insurance (continued)
Kemper Corp. ....................... 1,294 $ 76,501
Manulife Financial Corp. ................ 8,558 262,277
MetLife, Inc. ........................ 3,302 248,872
MS&AD Insurance Group Holdings, Inc. ..... 53,600 1,218,318
NN Group NV ....................... 49,328 3,024,813
Power Corp. of Canada ................ 6,831 258,553
Principal Financial Group, Inc. ............ 5,536 410,495
Progressive Corp. (The) ................ 2,688 757,317
Prudential plc ....................... 74,445 791,557
QBE Insurance Group Ltd. .............. 104,115 1,438,861
RLI Corp. .......................... 1,770 130,998
Sampo OYJ , Class A .................. 34,428 344,921
Tokio Marine Holdings, Inc. .............. 70,200 2,813,783
Travelers Cos., Inc. (The) ............... 22,187 5,860,252
Tryg A/S ........................... 21,988 524,589
Unum Group ........................ 5,219 405,308
White Mountains Insurance Group Ltd. ...... 54 95,442
Zurich Insurance Group AG .............. 12,377 8,778,645
48,007,025
Interactive Media & Services — 3.3%
Alphabet, Inc. , Class A ................. 189,254 30,053,535
Alphabet, Inc. , Class C ................. 151,704 24,407,657
Auto Trader Group plc
(b) (e)
............... 15,459 173,680
LY Corp. ........................... 263,500 996,563
Meta Platforms, Inc. , Class A ............. 67,981 37,321,569
Pinterest, Inc. , Class A
(c)
................ 20,961 530,732
REA Group Ltd. ...................... 987 156,814
TripAdvisor, Inc.
(c)
..................... 2,277 28,349
ZoomInfo Technologies, Inc.
(c)
............ 6,441 55,135
93,724,034
IT Services — 0.8%
Accenture plc , Class A ................. 6,624 1,981,570
Capgemini SE ....................... 2,296 366,562
DXC Technology Co.
(c)
................. 3,818 59,255
Fujitsu Ltd. ......................... 45,800 1,017,468
Gartner, Inc.
(c)
....................... 3,368 1,418,198
GoDaddy, Inc. , Class A
(c)
................ 14,189 2,672,214
International Business Machines Corp. ...... 14,138 3,418,851
NEC Corp. ......................... 88,500 2,154,340
Nomura Research Institute Ltd. ........... 18,100 685,401
Obic Co. Ltd. ........................ 26,000 910,299
Otsuka Corp. ....................... 37,400 829,497
SCSK Corp. ........................ 17,500 457,720
VeriSign, Inc.
(c)
...................... 17,359 4,897,321
Wix.com Ltd.
(c) (d)
...................... 6,337 1,074,692
21,943,388
Leisure Products — 0.1%
Bandai Namco Holdings, Inc. ............. 6,000 208,515
Hasbro, Inc. ........................ 43,405 2,686,770
Polaris, Inc. ......................... 1,099 37,322
YETI Holdings, Inc.
(c)
.................. 1,818 51,904
2,984,511
Life Sciences Tools & Services — 0.3%
10X Genomics, Inc. , Class A
(c)
............ 2,252 18,624
Agilent Technologies, Inc. ............... 3,584 385,638
Azenta, Inc.
(c)
....................... 1,026 27,025
Danaher Corp. ...................... 14,535 2,897,262
Eurofins Scientific SE .................. 3,330 210,144
Fortrea Holdings, Inc.
(c)
................. 1,888 11,762
ICON plc
(c) (d)
........................ 2,641 399,953
Illumina, Inc.
(c)
....................... 4,128 320,333
IQVIA Holdings, Inc.
(c)
.................. 2,480 384,574
Medpace Holdings, Inc.
(c)
............... 621 191,510

Schedule of Investments
(continued)
April 30, 2025
BlackRock Tactical Opportunities Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Life Sciences Tools & Services (continued)
Mettler-Toledo International, Inc.
(c)
.......... 702 $ 751,540
QIAGEN NV
(c)
....................... 10,712 457,938
Sartorius Stedim Biotech ................ 989 233,395
Sotera Health Co.
(c)
................... 3,179 36,559
Thermo Fisher Scientific, Inc. ............. 4,567 1,959,243
West Pharmaceutical Services, Inc. ........ 1,842 389,196
8,674,696
Machinery — 0.8%
Alfa Laval AB ....................... 42,758 1,773,424
Atlas Copco AB , Class A ................ 104,549 1,618,282
Caterpillar, Inc. ...................... 9,705 3,001,465
Flowserve Corp. ..................... 8,901 402,592
GEA Group AG ...................... 4,440 289,664
Illinois Tool Works, Inc. ................. 6,390 1,533,025
ITT, Inc. ........................... 8,144 1,115,891
Kubota Corp. ....................... 60,800 706,520
Parker-Hannifin Corp. .................. 9,237 5,588,939
Pentair plc ......................... 29,312 2,659,478
Schindler Holding AG .................. 2,095 766,236
Techtronic Industries Co. Ltd. ............. 30,500 306,952
Trelleborg AB , Class B ................. 8,223 283,543
Volvo AB , Class B .................... 27,815 756,110
Westinghouse Air Brake Technologies Corp. ... 3,390 626,268
21,428,389
Marine Transportation — 0.1%
AP Moller - Maersk A/S , Class B ........... 298 513,122
Mitsui OSK Lines Ltd. .................. 12,000 399,646
Nippon Yusen KK ..................... 24,500 800,486
1,713,254
Media — 0.1%
Comcast Corp. , Class A ................ 9,149 312,896
Fox Corp. , Class B .................... 8,591 397,248
Informa plc ......................... 53,512 522,755
Interpublic Group of Cos., Inc. (The) ........ 7,969 200,181
Liberty Broadband Corp. , Class A
(c)
......... 358 31,880
News Corp. , Class B .................. 2,426 76,225
Paramount Global , Class A .............. 173 3,920
Publicis Groupe SA ................... 3,902 397,017
Trade Desk, Inc. (The) , Class A
(c)
.......... 3,629 194,623
WPP plc ........................... 13,380 103,729
2,240,474
Metals & Mining — 0.8%
Agnico Eagle Mines Ltd. ................ 5,975 702,255
Alamos Gold, Inc. , Class A .............. 10,545 301,450
Anglo American plc ................... 28,610 781,006
Antofagasta plc ...................... 12,120 265,980
ArcelorMittal SA ...................... 66,737 1,973,529
Barrick Gold Corp. .................... 28,402 541,628
BHP Group Ltd. ...................... 14,840 353,691
Endeavour Mining plc .................. 229,869 6,227,773
Evolution Mining Ltd. .................. 227,009 1,138,455
Franco-Nevada Corp. .................. 4,971 854,258
Glencore plc ........................ 246,847 809,346
Kinross Gold Corp. .................... 32,421 478,578
MP Materials Corp. , Class A
(c)
............ 2,808 68,684
Northern Star Resources Ltd. ............. 258,343 3,173,403
Rio Tinto plc ........................ 14,660 873,581
Royal Gold, Inc. ...................... 9,754 1,782,153
South32 Ltd. ........................ 139,203 239,888
Southern Copper Corp. ................. 1,877 168,029
Wheaton Precious Metals Corp. ........... 9,708 810,596
21,544,283
Security
Shares
Shares Value
Multi-Utilities — 0.5%
Centrica plc ........................ 95,180 $ 203,783
CMS Energy Corp. .................... 2,702 199,002
E.ON SE .......................... 441,925 7,729,085
Engie SA .......................... 132,519 2,738,946
National Grid plc ..................... 98,370 1,419,883
NiSource, Inc. ....................... 7,363 287,967
Veolia Environnement SA ............... 22,574 824,495
13,403,161
Office REITs — 0.0%
Gecina SA ......................... 1,657 170,105
Highwoods Properties, Inc. .............. 2,228 63,365
233,470
Oil, Gas & Consumable Fuels — 1.4%
BP plc ............................ 300,200 1,386,141
Canadian Natural Resources Ltd. .......... 19,417 557,186
Cheniere Energy, Inc. .................. 13,646 3,153,727
Chevron Corp. ....................... 38,069 5,179,668
ConocoPhillips ...................... 49,554 4,416,252
Coterra Energy, Inc. ................... 7,939 194,982
Devon Energy Corp. ................... 13,861 421,513
Eni SpA ........................... 56,546 809,826
EOG Resources, Inc. .................. 18,815 2,075,859
Exxon Mobil Corp. .................... 42,411 4,479,874
Hess Corp. ......................... 8,430 1,087,891
Kinder Morgan, Inc. ................... 9,180 241,434
Marathon Petroleum Corp. .............. 16,440 2,259,020
Matador Resources Co. ................ 939 37,128
New Fortress Energy, Inc. , Class A ......... 1,704 9,253
ONEOK, Inc. ........................ 23,195 1,905,701
Phillips 66 .......................... 7,143 743,300
Repsol SA ......................... 16,670 203,768
Santos Ltd. ......................... 167,687 644,650
Shell plc ........................... 121,155 3,909,883
Targa Resources Corp. ................. 6,221 1,063,169
TotalEnergies SE ..................... 42,288 2,408,521
Var Energi ASA ...................... 91,150 250,637
Viper Energy, Inc. , Class A .............. 2,199 88,686
Williams Cos., Inc. (The) ................ 54,949 3,218,363
Woodside Energy Group Ltd. ............. 22,988 299,652
41,046,084
Passenger Airlines — 0.2%
Alaska Air Group, Inc.
(c)
................. 9,928 439,513
Delta Air Lines, Inc. ................... 69,746 2,903,526
Qantas Airways Ltd. ................... 83,273 470,819
United Airlines Holdings, Inc.
(c)
............ 19,127 1,316,320
5,130,178
Personal Care Products — 0.2%
L'Oreal SA
(c)
........................ 4,529 2,001,209
Unilever plc ......................... 44,033 2,803,576
4,804,785
Pharmaceuticals — 1.9%
Astellas Pharma, Inc. .................. 30,300 303,429
AstraZeneca plc ..................... 44,106 6,318,922
Bristol-Myers Squibb Co. ................ 46,975 2,358,145
Daiichi Sankyo Co. Ltd. ................. 18,700 478,358
Eli Lilly & Co. ....................... 3,320 2,984,514
GSK plc ........................... 67,995 1,345,124
Haleon plc ......................... 83,811 421,726
Ipsen SA .......................... 1,672 194,459
Johnson & Johnson ................... 26,379 4,123,301
Merck & Co., Inc. ..................... 33,834 2,882,657
Merck KGaA ........................ 4,340 604,215

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
April 30, 2025
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Pharmaceuticals (continued)
Novartis AG (Registered) ............... 50,538 $ 5,764,228
Novo Nordisk A/S , Class B .............. 101,464 6,784,042
Otsuka Holdings Co. Ltd. ............... 11,700 570,384
Perrigo Co. plc ...................... 2,893 74,408
Pfizer, Inc. ......................... 187,836 4,585,077
Roche Holding AG .................... 14,753 4,839,658
Royalty Pharma plc , Class A ............. 8,377 274,933
Sanofi SA .......................... 21,718 2,375,772
Takeda Pharmaceutical Co. Ltd. ........... 113,000 3,418,095
Teva Pharmaceutical Industries Ltd. , ADR
(c)
... 38,680 599,927
UCB SA ........................... 2,002 367,045
Viatris, Inc. ......................... 26,237 220,915
Zoetis, Inc. , Class A ................... 14,223 2,224,477
54,113,811
Professional Services — 1.4%
Automatic Data Processing, Inc. ........... 11,689 3,513,713
Booz Allen Hamilton Holding Corp. ......... 31,559 3,787,711
Broadridge Financial Solutions, Inc. ........ 1,411 342,026
Bureau Veritas SA .................... 30,549 969,719
CACI International, Inc. , Class A
(c)
.......... 2,798 1,281,120
Clarivate plc
(c)
....................... 8,615 37,131
Computershare Ltd. ................... 19,525 510,216
Concentrix Corp. ..................... 993 50,703
Equifax, Inc. ........................ 5,319 1,383,631
Experian plc ........................ 61,889 3,079,042
Genpact Ltd. ........................ 19,971 1,003,742
Jacobs Solutions, Inc. .................. 6,103 755,551
Leidos Holdings, Inc. .................. 12,763 1,878,458
ManpowerGroup, Inc. .................. 1,007 43,372
Paycom Software, Inc. ................. 3,417 773,575
Paylocity Holding Corp.
(c)
................ 1,075 206,508
Recruit Holdings Co. Ltd. ............... 152,500 8,450,832
RELX plc .......................... 24,252 1,323,557
Robert Half, Inc. ..................... 4,307 190,800
SGS SA (Registered) .................. 29,402 2,871,435
SS&C Technologies Holdings, Inc. ......... 6,521 492,988
TransUnion ......................... 6,952 576,738
UL Solutions, Inc. , Class A ............... 3,495 199,879
Verisk Analytics, Inc. ................... 7,693 2,280,436
Wolters Kluwer NV .................... 18,497 3,265,812
39,268,695
Real Estate Management & Development — 0.3%
CK Asset Holdings Ltd. ................. 84,500 345,213
Daito Trust Construction Co. Ltd. .......... 5,700 634,621
Daiwa House Industry Co. Ltd. ............ 42,300 1,530,538
FirstService Corp. .................... 5,224 916,872
Henderson Land Development Co. Ltd. ...... 76,000 215,531
Howard Hughes Holdings, Inc.
(c)
........... 654 43,511
Jones Lang LaSalle, Inc.
(c)
............... 1,358 308,823
Nomura Real Estate Holdings, Inc. ......... 130,500 776,141
Seaport Entertainment Group, Inc.
(c)
........ 161 3,083
Tokyo Tatemono Co. Ltd. ................ 45,700 819,325
Tokyu Fudosan Holdings Corp. ............ 75,800 530,890
Vonovia SE ......................... 62,799 2,083,048
Zillow Group, Inc. , Class A
(c)
............. 987 65,122
8,272,718
Residential REITs — 0.2%
AvalonBay Communities, Inc. ............ 1,572 330,089
Camden Property Trust ................. 8,375 953,075
Equity LifeStyle Properties, Inc. ........... 12,936 837,994
Essex Property Trust, Inc. ............... 6,901 1,926,414
Invitation Homes, Inc. .................. 18,112 619,249
4,666,821
Security
Shares
Shares Value
Retail REITs — 0.3%
Brixmor Property Group, Inc. ............. 7,146 $ 178,007
Federal Realty Investment Trust ........... 2,876 270,401
Scentre Group ....................... 171,472 397,257
Simon Property Group, Inc. .............. 46,380 7,299,284
8,144,949
Semiconductors & Semiconductor Equipment — 5.0%
Advanced Micro Devices, Inc.
(c)
........... 40,405 3,933,427
Analog Devices, Inc. ................... 10,611 2,068,296
Applied Materials, Inc. ................. 18,626 2,807,124
ASML Holding NV .................... 9,781 6,547,812
Broadcom, Inc. ...................... 129,412 24,907,928
Intel Corp. ......................... 105,200 2,114,520
KLA Corp. .......................... 6,379 4,482,460
Lam Research Corp. .................. 68,578 4,914,985
Marvell Technology, Inc. ................ 66,593 3,887,033
Micron Technology, Inc. ................. 8,644 665,156
Monolithic Power Systems, Inc. ........... 763 452,535
Nova Ltd.
(c)
......................... 1,113 218,382
NVIDIA Corp. ....................... 681,586 74,238,347
Onto Innovation, Inc.
(c)
................. 4,981 607,533
QUALCOMM, Inc. .................... 44,506 6,607,361
STMicroelectronics NV ................. 40,167 913,120
Texas Instruments, Inc. ................. 15,106 2,417,715
Wolfspeed, Inc.
(c) (d)
.................... 2,696 9,571
141,793,305
Software — 6.0%
Adobe, Inc.
(c)
........................ 22,037 8,263,434
ANSYS, Inc.
(c)
....................... 1,991 640,863
AppLovin Corp. , Class A
(c)
............... 6,444 1,735,434
Atlassian Corp. , Class A
(c)
............... 4,378 999,541
Autodesk, Inc.
(c)
...................... 1,522 417,409
Box, Inc. , Class A
(c)
................... 14,342 447,757
Check Point Software Technologies Ltd.
(c)
.... 10,782 2,367,296
Constellation Software, Inc. .............. 184 663,119
CyberArk Software Ltd.
(c)
................ 2,458 865,609
Dassault Systemes SE ................. 19,548 732,583
Datadog, Inc. , Class A
(c)
................ 8,228 840,572
DocuSign, Inc.
(c)
..................... 3,605 294,709
DoubleVerify Holdings, Inc.
(c)
............. 3,107 41,199
Elastic NV
(c)
........................ 13,594 1,171,803
Fair Isaac Corp.
(c)
..................... 2,501 4,976,190
Five9, Inc.
(c)
........................ 1,583 39,797
Fortinet, Inc.
(c)
....................... 27,916 2,896,564
Guidewire Software, Inc.
(c)
............... 3,570 731,029
HubSpot, Inc.
(c)
...................... 847 517,941
Intuit, Inc. .......................... 7,646 4,797,636
Manhattan Associates, Inc.
(c)
............. 1,750 310,433
Microsoft Corp. ...................... 209,143 82,665,862
nCino, Inc.
(c)
........................ 1,780 41,296
Nice Ltd.
(c)
......................... 1,608 251,208
Nutanix, Inc. , Class A
(c)
................. 6,791 466,542
Oracle Corp. ........................ 57,934 8,152,472
Oracle Corp. Japan ................... 3,100 372,686
Palantir Technologies, Inc. , Class A
(c)
........ 58,306 6,905,763
Palo Alto Networks, Inc.
(c)
............... 2,582 482,653
RingCentral, Inc. , Class A
(c)
.............. 1,754 44,727
Sage Group plc (The) .................. 14,841 246,044
Salesforce, Inc. ...................... 42,283 11,361,865
SAP SE ........................... 33,262 9,732,083
ServiceNow, Inc.
(c)
.................... 7,609 7,266,671
Technology One Ltd. .................. 8,634 166,655
Temenos AG (Registered) ............... 3,880 277,926
Teradata Corp.
(c)
..................... 2,048 44,032
Tyler Technologies, Inc.
(c)
............... 838 455,285

Schedule of Investments
(continued)
April 30, 2025
BlackRock Tactical Opportunities Fund
Schedules of Investments

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Workday, Inc. , Class A
(c)
................ 11,664 $ 2,857,680
Xero Ltd.
(c)
......................... 49,700 5,234,061
170,776,429
Specialized REITs — 0.9%
American Tower Corp. ................. 15,503 3,494,531
CubeSmart ......................... 33,830 1,375,866
Digital Realty Trust, Inc. ................ 23,651 3,796,932
EPR Properties ...................... 1,596 78,986
Equinix, Inc. ........................ 9,765 8,405,224
Extra Space Storage, Inc. ............... 2,315 339,194
Iron Mountain, Inc. .................... 39,705 3,560,347
Lamar Advertising Co. , Class A ........... 13,642 1,552,596
Millrose Properties, Inc. , Class A ........... 3,275 82,006
National Storage Affiliates Trust ........... 1,492 55,502
Public Storage ....................... 4,624 1,389,188
Rayonier, Inc. ....................... 3,300 80,718
VICI Properties, Inc. ................... 30,570 978,852
25,189,942
Specialty Retail — 0.3%
Advance Auto Parts, Inc. ................ 1,276 41,751
AutoNation, Inc.
(c)
..................... 4,830 841,145
Avolta AG .......................... 7,380 336,290
Best Buy Co., Inc. .................... 7,070 471,498
Carvana Co. , Class A
(c)
................. 1,872 457,423
Home Depot, Inc. (The) ................ 17,548 6,325,879
Industria de Diseno Textil SA ............. 6,540 351,688
JB Hi-Fi Ltd. ........................ 4,464 295,819
Lithia Motors, Inc. , Class A .............. 887 259,678
Sanrio Co. Ltd. ...................... 13,900 553,863
9,935,034
Technology Hardware, Storage & Peripherals — 3.3%
Apple, Inc. ......................... 430,763 91,537,138
Canon, Inc. ......................... 67,700 2,089,205
93,626,343
Textiles, Apparel & Luxury Goods — 0.9%
adidas AG ......................... 11,752 2,704,037
Amer Sports, Inc.
(c)
.................... 68,650 1,664,763
Capri Holdings Ltd.
(c)
.................. 2,457 36,953
Carter's, Inc. ........................ 749 24,755
Cie Financiere Richemont SA (Registered) .... 5,783 1,021,886
Deckers Outdoor Corp.
(c)
................ 15,372 1,703,679
Hermes International SCA ............... 855 2,351,403
Lululemon Athletica, Inc.
(c)
............... 8,421 2,280,154
LVMH Moet Hennessy Louis Vuitton SE ...... 7,316 4,052,546
Moncler SpA ........................ 5,180 319,714
NIKE, Inc. , Class B ................... 61,357 3,460,535
On Holding AG , Class A
(c)
............... 5,118 246,227
Ralph Lauren Corp. , Class A ............. 12,341 2,776,108
Tapestry, Inc. ........................ 42,982 3,036,678
Under Armour, Inc. , Class A
(c)
............. 3,982 22,777
Under Armour, Inc. , Class C
(c)
............ 4,085 22,222
VF Corp. .......................... 18,250 216,810
25,941,247
Tobacco — 1.7%
Altria Group, Inc. ..................... 241,073 14,259,468
British American Tobacco plc ............. 87,034 3,791,056
Imperial Brands plc ................... 56,701 2,326,614
Japan Tobacco, Inc. ................... 92,600 2,852,825
Philip Morris International, Inc. ............ 142,424 24,405,777
47,635,740
Security
Shares
Shares Value
Trading Companies & Distributors — 0.7%
AerCap Holdings NV .................. 18,094 $ 1,917,964
Ashtead Group plc .................... 17,651 944,901
Brenntag SE ........................ 6,110 408,049
Bunzl plc .......................... 4,065 127,741
Ferguson Enterprises, Inc. ............... 17,150 2,909,669
FTAI Aviation Ltd. ..................... 4,894 524,196
ITOCHU Corp. ...................... 29,200 1,493,374
Marubeni Corp. ...................... 44,500 788,926
Mitsui & Co. Ltd. ..................... 67,600 1,366,948
MSC Industrial Direct Co., Inc. , Class A ...... 980 74,950
Sumitomo Corp. ..................... 84,100 2,053,418
Toyota Tsusho Corp. ................... 12,600 250,396
United Rentals, Inc. ................... 5,518 3,484,341
Watsco, Inc. ........................ 2,060 947,270
WESCO International, Inc. ............... 8,737 1,423,782
18,715,925
Transportation Infrastructure — 0.0%
Aena SME SA
(b) (e)
..................... 966 242,675
Water Utilities — 0.0%
Severn Trent plc ..................... 10,850 403,590
United Utilities Group plc ................ 26,318 395,674
799,264
Wireless Telecommunication Services — 0.2%
KDDI Corp. ......................... 111,800 1,981,501
SoftBank Corp. ...................... 3,234,000 4,893,836
6,875,337
Total Common Stocks — 69 .7%
(Cost: $ 1,605,289,655 ) ............................ 1,968,934,824
Beneficial Interest
(000)
Other Interests
(f)
Capital Markets — 0.0%
Lehman Brothers Holdings, Inc.
(c) (g) (h)
........ USD 300 —
Total Other Interests — 0.0%
(Cost: $ — ) ..................................... —
Shares
Shares
Rights
Biotechnology — 0.0%
Mirati Therapeutics, Inc., CVR
(c) (h)
.......... 1,004 743
Health Care Equipment & Supplies — 0.0%
ABIOMED, Inc., CVR
(c) (h)
............... 843 1,863
Total Rights — 0.0%
(Cost: $ 1,563 ) .................................. 2,606
Total Long-Term Investments — 69.7%
(Cost: $ 1,605,499,358 ) ............................ 1,968,937,430

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
April 30, 2025
BlackRock Tactical Opportunities Fund

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 4.3%
(i)(j)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.46%
(k)
................... 264,062 $ 264,167
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.21% ..................... 120,489,795 120,489,795
Total Money Market Funds — 4 .3%
(Cost: $ 120,753,937 ) .............................. 120,753,962
Par (000)
Pa r (000)
U.S. Treasury Obligations — 7.8%
U.S. Treasury Bills
(l)
4.25% , 05/06/25 ................... USD 82,866 82,817,316
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
4.26% , 05/13/25 ................... USD 118,428 $ 118,261,708
4.25% , 05/20/25 ................... 21,156 21,108,813
Total U.S. Treasury Obligations — 7 .8%
(Cost: $ 222,186,182 ) .............................. 222,187,837
Total Short-Term Securities — 12.1%
(Cost: $ 342,940,119 ) .............................. 342,941,799
Total Investments — 81 .8%
(Cost: $ 1,948,439,477 ) ............................ 2,311,879,229
Other Assets Less Liabilities — 18.2% ................... 513,250,441
Net Assets — 100.0% ...............................
$ 2,825,129,670
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Non-income producing security.
(d)
All or a portion of this security is on loan.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(g)
Issuer filed for bankruptcy and/or is in default.
(h)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(i)
Affiliate of the Fund.
(j)
Annualized 7-day yield as of period end.
(k)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(l)
Rates are discount rates or a range of discount rates as of period end.
Affiliated Issuer
Value at
04/30/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
Shares
Held at
04/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 1,004,427 $ — $ (740,043)
(a)
$ (266) $ 49 $ 264,167 264,062 $ 28,308
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 110,930,805 9,558,990
(a)
— — — 120,489,795 120,489,795 4,362,063 —
$ (266) $ 49 $ 120,753,962 $ 4,390,371 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(continued)
April 30, 2025
BlackRock Tactical Opportunities Fund
Schedules of Investments

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
CAC 40 Index ............................................................ 4,084 05/16/25 $ 350,368 $ 14,544,759
TOPIX Index ............................................................. 866 06/12/25 161,642 275,776
Canada 10-Year Bond ....................................................... 2,338 06/19/25 209,718 1,414,629
S&P/TSX 60 Index ......................................................... 571 06/19/25 123,842 3,121,951
MSCI EAFE Index ......................................................... 669 06/20/25 83,448 2,232,211
S&P 500 E-Mini Index ....................................................... 648 06/20/25 181,019 2,204,184
WIG20 Index ............................................................. 1,533 06/20/25 22,175 125,022
Long Gilt ................................................................ 10,557 06/26/25 1,315,762 18,677,825
SET50 Index ............................................................. 11,338 06/27/25 52,450 2,091,343
44,687,700
Short Contracts
IBEX 35 Index ............................................................ 393 05/16/25 59,173 20,239
OMX Stockholm 30 Index .................................................... 607 05/16/25 15,190 (117,094)
IFSC NIFTY 50 Index ....................................................... 769 05/29/25 37,466 106,132
MSCI Singapore Index ...................................................... 1,698 05/29/25 50,158 (562,515)
Euro-Bund .............................................................. 5,532 06/06/25 825,856 (15,445,967)
Euro-Buxl ............................................................... 450 06/06/25 63,264 (3,444,974)
TOPIX Index ............................................................. 48 06/12/25 8,959 (68,359)
Japan 10-Year Bond ........................................................ 661 06/13/25 650,228 (12,463,018)
Australia 10-Year Bond ...................................................... 1,500 06/16/25 110,468 (441,162)
U.S. Treasury 10-Year Note ................................................... 9,033 06/18/25 1,015,366 (13,270,838)
U.S. Treasury Ultra Bond ..................................................... 4,414 06/18/25 533,680 412,323
FTSE/JSE Top 40 Index ..................................................... 1,093 06/19/25 50,060 (2,625,170)
SPI 200 Index ............................................................ 2 06/19/25 261 (4,203)
DAX Index .............................................................. 302 06/20/25 194,565 (2,296,292)
FTSE 100 Index ........................................................... 276 06/20/25 31,230 (1,655,619)
FTSE/MIB Index ........................................................... 194 06/20/25 40,916 (1,201,721)
MSCI EAFE Index ......................................................... 3,966 06/20/25 494,699 (10,284,868)
Nasdaq-100 E-Mini Index ..................................................... 596 06/20/25 234,329 (9,158,470)
S&P 500 E-Mini Index ....................................................... 330 06/20/25 92,186 (2,073,193)
U.S. Treasury 2-Year Note .................................................... 141 06/30/25 29,361 (25,225)
U.S. Treasury 5-Year Note .................................................... 94 06/30/25 10,278 (20,431)
(74,620,425)
$ (29,932,725)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
AUD 6,287,000 USD 3,973,484 HSBC Bank plc 06/18/25 $ 55,778
AUD 434,033,508 USD 273,736,253 Morgan Stanley & Co. International plc 06/18/25 4,430,570
AUD 57,978,000 USD 35,634,095 State Street Bank and Trust Co. 06/18/25 1,523,304
BRL 73,837,000 USD 12,806,119 BNP Paribas SA 06/18/25 53,473
BRL 88,751,000 USD 15,423,637 Credit Agricole Corporate & Investment Bank SA 06/18/25 33,405
CAD 108,962,308 USD 77,647,360 Bank of America NA 06/18/25 1,586,010
CAD 100,875,869 USD 70,226,204 Goldman Sachs International 06/18/25 3,127,006
CHF 6,936,000 USD 8,042,883 Morgan Stanley & Co. International plc 06/18/25 410,949
CHF 3,746,000 USD 4,299,106 UBS AG 06/18/25 266,646
CLP 9,593,968,000 USD 9,902,940 BNP Paribas SA 06/18/25 225,709
CLP 10,491,238,000 USD 10,602,565 Toronto Dominion Bank 06/18/25 473,360
EUR 14,672,000 USD 16,489,120 Bank of New York Mellon 06/18/25 182,413
EUR 12,449,000 USD 13,703,133 BNP Paribas SA 06/18/25 442,445
EUR 6,658,000 USD 7,243,610 HSBC Bank plc 06/18/25 321,757
GBP 3,473,000 USD 4,502,567 BNP Paribas SA 06/18/25 126,745
GBP 7,648,000 USD 9,887,109 HSBC Bank plc 06/18/25 307,240

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
April 30, 2025
BlackRock Tactical Opportunities Fund

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
GBP 3,448,000 USD 4,510,937 State Street Bank and Trust Co. 06/18/25 $ 85,051
GBP 11,066,000 USD 14,272,606 UBS AG 06/18/25 477,743
JPY 1,686,137,000 EUR 10,427,465 Societe Generale SA 06/18/25 8,087
JPY 11,399,270,682 USD 78,586,664 Barclays Bank plc 06/18/25 1,571,081
JPY 9,352,173,218 USD 64,235,502 Canadian Imperial Bank of Commerce 06/18/25 1,527,400
JPY 22,090,053,000 USD 148,797,852 Citibank NA 06/18/25 6,535,667
JPY 1,702,272,000 USD 11,386,016 Goldman Sachs International 06/18/25 584,073
JPY 1,754,570,000 USD 12,078,653 HSBC Bank plc 06/18/25 259,187
KRW 14,135,784,000 USD 9,949,873 Standard Chartered Bank 06/18/25 4,136
MXN 23,080,000 USD 1,122,233 Morgan Stanley & Co. International plc 06/18/25 46,978
NOK 9,622,000 USD 893,119 Morgan Stanley & Co. International plc 06/18/25 31,785
NZD 811,000 USD 465,159 HSBC Bank plc 06/18/25 17,284
SEK 60,686,000 USD 6,177,720 Goldman Sachs International 06/18/25 119,656
SGD 5,090,000 USD 3,839,774 HSBC Bank plc 06/18/25 68,019
THB 327,868,000 USD 9,572,313 Citibank NA 06/18/25 277,958
USD 5,794,467 CHF 4,688,000 Citibank NA 06/18/25 80,574
USD 18,666,863 EUR 16,331,000 Bank of New York Mellon 06/18/25 110,237
USD 7,105,902 EUR 6,225,000 BNP Paribas SA 06/18/25 32,545
USD 5,057,368 JPY 714,994,000 BNP Paribas SA 06/18/25 29,651
USD 8,027,295 JPY 1,141,044,000 HSBC Bank plc 06/18/25 3,666
USD 4,264,350 JPY 603,542,000 State Street Bank and Trust Co. 06/18/25 20,345
USD 314,059 ZAR 5,791,000 UBS AG 06/18/25 3,929
25,461,862
CHF 4,934,000 USD 6,026,724 Morgan Stanley & Co. International plc 06/18/25 (12,997)
CLP 47,666,127,000 USD 51,202,697 Morgan Stanley & Co. International plc 06/18/25 (880,089)
EUR 129,893,471 USD 149,593,504 Barclays Bank plc 06/18/25 (1,997,856)
EUR 19,590,000 USD 22,357,668 Goldman Sachs International 06/18/25 (97,898)
JPY 40,763,037,720 EUR 257,123,595 BNP Paribas SA 06/18/25 (5,526,189)
JPY 1,697,946,000 EUR 10,571,469 Credit Agricole Corporate & Investment Bank SA 06/18/25 (72,503)
JPY 697,785,000 USD 4,910,636 State Street Bank and Trust Co. 06/18/25 (3,930)
USD 4,787,208 AUD 7,491,000 Bank of New York Mellon 06/18/25 (13,683)
USD 76,393,845 AUD 120,882,095 BNP Paribas SA 06/18/25 (1,078,027)
USD 9,740,852 AUD 15,445,000 Morgan Stanley & Co. International plc 06/18/25 (157,662)
USD 74,883,315 AUD 117,131,700 State Street Bank and Trust Co. 06/18/25 (184,974)
USD 620,784 BRL 3,674,000 Bank of America NA 06/18/25 (19,087)
USD 12,891,833 CAD 18,518,000 Citibank NA 06/18/25 (573,773)
USD 5,295,724 CAD 7,607,000 Goldman Sachs International 06/18/25 (235,806)
USD 11,392,469 CHF 9,944,000 BNP Paribas SA 06/18/25 (727,615)
USD 919,348 CHF 801,000 HSBC Bank plc 06/18/25 (56,938)
USD 3,977,133 EUR 3,628,000 Bank of New York Mellon 06/18/25 (145,299)
USD 6,942,530 EUR 6,270,000 BNP Paribas SA 06/18/25 (181,960)
USD 15,454,621 EUR 14,205,000 Credit Agricole Corporate & Investment Bank SA 06/18/25 (686,268)
USD 5,739,588 GBP 4,440,000 BNP Paribas SA 06/18/25 (178,680)
USD 12,168,131 GBP 9,380,000 Citibank NA 06/18/25 (334,876)
USD 13,576,434 GBP 10,526,000 HSBC Bank plc 06/18/25 (454,126)
USD 3,826,025 GBP 2,886,000 State Street Bank and Trust Co. 06/18/25 (20,849)
USD 4,537,431 GBP 3,470,000 UBS AG 06/18/25 (87,882)
USD 82,689 INR 7,270,000 HSBC Bank plc 06/18/25 (2,926)
USD 11,088,659 JPY 1,614,559,000 Bank of New York Mellon 06/18/25 (264,647)
USD 11,967,710 JPY 1,751,766,000 Barclays Bank plc 06/18/25 (350,413)
USD 3,808,197 JPY 556,496,000 Goldman Sachs International 06/18/25 (104,989)
USD 7,441,970 JPY 1,083,556,000 JPMorgan Chase Bank NA 06/18/25 (177,413)
USD 10,697,465 KRW 15,756,471,000 Citibank NA 06/18/25 (397,785)
USD 81,703 KRW 118,426,000 JPMorgan Chase Bank NA 06/18/25 (1,689)
USD 5,695,398 MXN 117,125,000 Goldman Sachs International 06/18/25 (238,042)
USD 1,446,720 PLN 5,634,000 Bank of America NA 06/18/25 (41,856)
USD 3,673,101 SEK 37,028,000 HSBC Bank plc 06/18/25 (169,288)
USD 1,571,707 SEK 15,844,000 Toronto Dominion Bank 06/18/25 (72,422)
USD 1,699,846 SGD 2,253,000 Credit Agricole Corporate & Investment Bank SA 06/18/25 (29,871)
USD 7,575,150 THB 255,253,000 HSBC Bank plc 06/18/25 (93,520)

Schedule of Investments
(continued)
April 30, 2025
BlackRock Tactical Opportunities Fund
Schedules of Investments

Forward Foreign Currency Exchange Contracts (continued)
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 14,041,895 THB 467,890,000 Standard Chartered Bank 06/18/25 $ (15,114)
(15,688,942)
$ 9,772,920
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
44.V1 ........... 5 .00 % Quarterly 06/20/30 B+ USD 40,241 $ 1,690,949 $ 1,598,248 $ 92,701
Markit CDX North American
Investment Grade Index
Series 44.V1 ....... 1 .00 Quarterly 06/20/30 BBB+ USD 759,702 12,049,348 12,332,220 (282,872)
$ 13,740,297 $ 13,930,468 $ (190,171)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day MXIBTIIE Monthly 7.69% Monthly 09/17/25
(a)
09/11/30 MXN 784,000 $ — $ — $ —
1-day MXIBTIIE Monthly 7.75% Monthly 09/17/25
(a)
09/11/30 MXN 782,000 102,781 — 102,781
1-day MXIBTIIE Monthly 7.79% Monthly 09/17/25
(a)
09/11/30 MXN 787,000 176,738 — 176,738
1-day MXIBTIIE Monthly 7.82% Monthly 09/17/25
(a)
09/11/30 MXN 1,252,000 345,947 — 345,947
1-day MXIBTIIE Monthly 7.90% Monthly 09/17/25
(a)
09/11/30 MXN 619,000 273,533 — 273,533
1-day MXIBTIIE Monthly 8.12% Monthly 09/17/25
(a)
09/11/30 MXN 2,836,000 2,588,591 — 2,588,591
1-day MXIBTIIE Monthly 8.13% Monthly 09/17/25
(a)
09/11/30 MXN 227,000 208,371 — 208,371
1-day MXIBTIIE Monthly 8.14% Monthly 09/17/25
(a)
09/11/30 MXN 199,000 188,847 — 188,847
1-day MXIBTIIE Monthly 8.22% Monthly 09/17/25
(a)
09/11/30 MXN 345,000 384,524 — 384,524
1-day MXIBTIIE Monthly 8.25% Monthly 09/17/25
(a)
09/11/30 MXN 683,000 803,654 — 803,654
1-day MXIBTIIE Monthly 8.30% Monthly 09/17/25
(a)
09/11/30 MXN 365,000 467,251 — 467,251
3-mo. STIBOR Quarterly 1.00% Annual 09/17/25
(a)
09/17/30 SEK 2,373,000 (15,238,090) (16,769,527) 1,531,437
1-day THOR Quarterly 1.36% Quarterly 09/17/25
(a)
09/17/30 THB 746,000 (62,045) — (62,045)
1-day THOR Quarterly 1.37% Quarterly 09/17/25
(a)
09/17/30 THB 1,239,000 (76,227) — (76,227)
1-day THOR Quarterly 1.39% Quarterly 09/17/25
(a)
09/17/30 THB 588,000 (20,052) — (20,052)
1-day THOR Quarterly 1.43% Quarterly 09/17/25
(a)
09/17/30 THB 673,000 14,054 — 14,054
1-day THOR Quarterly 1.49% Quarterly 09/17/25
(a)
09/17/30 THB 180,000 20,618 — 20,618
1-day SORA Semi-Annual 1.92% Semi-Annual 09/17/25
(a)
09/17/30 SGD 31,000 39,417 — 39,417
1-day SORA Semi-Annual 1.97% Semi-Annual 09/17/25
(a)
09/17/30 SGD 36,000 110,270 — 110,270
6-mo. EURIBOR Semi-Annual 2.18% Annual 09/17/25
(a)
09/17/30 EUR 52,000 114,208 32,920 81,288
1-day SORA Semi-Annual 2.21% Semi-Annual 09/17/25
(a)
09/17/30 SGD 43,000 501,331 — 501,331
6-mo. EURIBOR Semi-Annual 2.22% Annual 09/17/25
(a)
09/17/30 EUR 92,000 396,997 19,751 377,246
6-mo. EURIBOR Semi-Annual 2.24% Annual 09/17/25
(a)
09/17/30 EUR 106,000 589,123 12,777 576,346
1-day SORA Semi-Annual 2.24% Semi-Annual 09/17/25
(a)
09/17/30 SGD 15,000 193,341 — 193,341
1-day SORA Semi-Annual 2.29% Semi-Annual 09/17/25
(a)
09/17/30 SGD 39,375 576,638 — 576,638
1-day SORA Semi-Annual 2.29% Semi-Annual 09/17/25
(a)
09/17/30 SGD 30,625 454,592 — 454,592
1-day SORA Semi-Annual 2.30% Semi-Annual 09/17/25
(a)
09/17/30 SGD 23,000 350,981 — 350,981
1-day SORA Semi-Annual 2.32% Semi-Annual 09/17/25
(a)
09/17/30 SGD 21,000 333,762 — 333,762
1-day SORA Semi-Annual 2.34% Semi-Annual 09/17/25
(a)
09/17/30 SGD 32,500 542,415 — 542,415

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
April 30, 2025
BlackRock Tactical Opportunities Fund

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SORA Semi-Annual 2.34% Semi-Annual 09/17/25
(a)
09/17/30 SGD 32,500 $ 538,886 $ — $ 538,886
1-day SORA Semi-Annual 2.38% Semi-Annual 09/17/25
(a)
09/17/30 SGD 23,000 412,165 — 412,165
1-day SORA Semi-Annual 2.39% Semi-Annual 09/17/25
(a)
09/17/30 SGD 5,000 90,868 — 90,868
6-mo. EURIBOR Semi-Annual 2.39% Annual 09/17/25
(a)
09/17/30 EUR 607,000 8,094,848 460,775 7,634,073
6-mo. EURIBOR Semi-Annual 2.42% Annual 09/17/25
(a)
09/17/30 EUR 72,000 1,093,419 92,424 1,000,995
6-mo. EURIBOR Semi-Annual 2.43% Annual 09/17/25
(a)
09/17/30 EUR 54,000 837,314 136,012 701,302
6-mo. EURIBOR Semi-Annual 2.49% Annual 09/17/25
(a)
09/17/30 EUR 35,000 654,317 (2,357) 656,674
6-mo. EURIBOR Semi-Annual 2.53% Annual 09/17/25
(a)
09/17/30 EUR 64,000 1,356,945 (7,996) 1,364,941
6-mo. EURIBOR Semi-Annual 2.54% Annual 09/17/25
(a)
09/17/30 EUR 234,000 5,088,649 65,234 5,023,415
6-mo. EURIBOR Semi-Annual 2.56% Annual 09/17/25
(a)
09/17/30 EUR 120,000 2,722,066 12,943 2,709,123
6-mo. EURIBOR Semi-Annual 2.57% Annual 09/17/25
(a)
09/17/30 EUR 63,000 1,462,524 — 1,462,524
6-mo. EURIBOR Semi-Annual 2.58% Annual 09/17/25
(a)
09/17/30 EUR 100,000 2,356,125 10,824 2,345,301
6-mo. EURIBOR Semi-Annual 2.58% Annual 09/17/25
(a)
09/17/30 EUR 41,000 965,334 42,933 922,401
1-day
REPO_CORRA Semi-Annual 2.63% Semi-Annual 09/17/25
(a)
09/17/30 CAD 63,000 411,586 171,717 239,869
3-mo. STIBOR Quarterly 2.69% Annual 09/17/25
(a)
09/17/30 SEK 418,000 717,511 285 717,226
3-mo. STIBOR Quarterly 2.73% Annual 09/17/25
(a)
09/17/30 SEK 397,000 771,206 (16,290) 787,496
3-mo. STIBOR Quarterly 2.74% Annual 09/17/25
(a)
09/17/30 SEK 230,000 460,123 7,991 452,132
3-mo. STIBOR Quarterly 2.74% Annual 09/17/25
(a)
09/17/30 SEK 568,000 1,133,561 200,017 933,544
3-mo. STIBOR Quarterly 2.75% Annual 09/17/25
(a)
09/17/30 SEK 396,000 796,036 50,826 745,210
6-mo. WIBOR Semi-Annual 3.87% Annual 09/17/25
(a)
09/17/30 PLN 62,000 16,188 — 16,188
6-mo. WIBOR Semi-Annual 3.91% Annual 09/17/25
(a)
09/17/30 PLN 68,000 51,243 — 51,243
6-mo. WIBOR Semi-Annual 3.93% Annual 09/17/25
(a)
09/17/30 PLN 72,000 67,606 — 67,606
6-mo. WIBOR Semi-Annual 3.96% Annual 09/17/25
(a)
09/17/30 PLN 151,000 192,528 — 192,528
1-day MIBOR Semi-Annual 5.62% Semi-Annual 09/17/25
(a)
09/17/30 INR 4,767,000 — — —
1-day MIBOR Semi-Annual 5.66% Semi-Annual 09/17/25
(a)
09/17/30 INR 1,063,500 26,001 — 26,001
1-day MIBOR Semi-Annual 5.67% Semi-Annual 09/17/25
(a)
09/17/30 INR 1,063,500 31,216 — 31,216
1-day MIBOR Semi-Annual 5.68% Semi-Annual 09/17/25
(a)
09/17/30 INR 3,681,500 138,744 — 138,744
1-day MIBOR Semi-Annual 5.68% Semi-Annual 09/17/25
(a)
09/17/30 INR 2,210,500 77,888 — 77,888
1-day MIBOR Semi-Annual 5.69% Semi-Annual 09/17/25
(a)
09/17/30 INR 1,860,000 74,201 — 74,201
3-mo. JIBAR Quarterly 7.92% Quarterly 09/17/25
(a)
09/17/30 ZAR 1,188,000 806,781 — 806,781
3-mo. JIBAR Quarterly 7.92% Quarterly 09/17/25
(a)
09/17/30 ZAR 240,000 164,037 — 164,037
3-mo. JIBAR Quarterly 7.92% Quarterly 09/17/25
(a)
09/17/30 ZAR 5,018,000 3,436,326 — 3,436,326
3-mo. JIBAR Quarterly 7.93% Quarterly 09/17/25
(a)
09/17/30 ZAR 419,430 297,692 — 297,692
3-mo. JIBAR Quarterly 7.95% Quarterly 09/17/25
(a)
09/17/30 ZAR 851,570 641,684 — 641,684
3-mo. JIBAR Quarterly 8.12% Quarterly 09/17/25
(a)
09/17/30 ZAR 1,129,000 1,258,494 — 1,258,494
0.29% Annual 1-day SARON Annual 09/17/25
(a)
09/17/30 CHF 27,000 (300,086) (167,721) (132,365)
0.25% Annual 1-day SARON Annual 09/17/25
(a)
09/17/30 CHF 4,000 (34,378) 4,751 (39,129)
0.36% Annual 1-day SARON Annual 09/17/25
(a)
09/17/30 CHF 9,000 (135,430) (29,036) (106,394)
3.74% Annual 1-day SOFR Annual 09/17/25
(a)
09/17/30 USD 28,000 (559,675) (13,493) (546,182)
3.73% Annual 1-day SOFR Annual 09/17/25
(a)
09/17/30 USD 34,000 (674,979) 3,724 (678,703)
3.76% Annual 1-day SOFR Annual 09/17/25
(a)
09/17/30 USD 96,000 (2,040,781) (106,078) (1,934,703)
3.70% Annual 1-day SOFR Annual 09/17/25
(a)
09/17/30 USD 413,000 (7,487,311) 250,716 (7,738,027)
3.76% Annual 1-day SOFR Annual 09/17/25
(a)
09/17/30 USD 31,000 (646,350) (267,137) (379,213)
3.75% Annual 1-day SOFR Annual 09/17/25
(a)
09/17/30 USD 255,000 (5,212,675) (622,847) (4,589,828)
3.40% Annual 1-day SOFR Annual 09/17/25
(a)
09/17/30 USD 52,000 (166,423) (166,423) —
3.79% Annual 1-day SOFR Annual 09/17/25
(a)
09/17/30 USD 32,000 (719,442) (18,186) (701,256)
3.58% Annual 1-day SOFR Annual 09/17/25
(a)
09/17/30 USD 30,000 (388,780) (37,989) (350,791)
3.70% Annual 1-day SOFR Annual 09/17/25
(a)
09/17/30 USD 10,000 (183,558) 3,933 (187,491)
3.60% Annual 1-day SOFR Annual 09/17/25
(a)
09/17/30 USD 78,000 (1,070,961) (315,352) (755,609)
3.73% Annual 1-day SOFR Annual 09/17/25
(a)
09/17/30 USD 147,000 (2,898,294) (250,117) (2,648,177)
3.69% Annual 1-day SOFR Annual 09/17/25
(a)
09/17/30 USD 71,000 (1,264,627) (496,786) (767,841)
3.52% Annual 1-day SOFR Annual 09/17/25
(a)
09/17/30 USD 60,000 (617,026) 48,116 (665,142)
3.76% Annual 1-day SOFR Annual 09/17/25
(a)
09/17/30 USD 182,000 (3,827,714) (517,631) (3,310,083)
3.66% Annual 1-day SONIA Annual 09/17/25
(a)
09/17/30 GBP 31,000 (108,048) — (108,048)
1.43% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 09/17/25
(a)
09/17/30 CNY 223,000 (66,812) — (66,812)

Schedule of Investments
(continued)
April 30, 2025
BlackRock Tactical Opportunities Fund
Schedules of Investments

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1.55% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 09/17/25
(a)
09/17/30 CNY 139,000 $ (150,671) $ — $ (150,671)
1.59% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 09/17/25
(a)
09/17/30 CNY 206,000 (269,578) — (269,578)
1.57% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 09/17/25
(a)
09/17/30 CNY 153,000 (183,033) — (183,033)
1.64% Quarterly
1-week
CNREPOFIX_
CFXS Quarterly 09/17/25
(a)
09/17/30 CNY 616,000 (1,017,781) — (1,017,781)
2.30% Quarterly 3-mo. CD_KSDA Quarterly 09/17/25
(a)
09/17/30 KRW 33,695,000 (78,845) — (78,845)
2.63% Quarterly 3-mo. CD_KSDA Quarterly 09/17/25
(a)
09/17/30 KRW 61,252,000 (816,009) — (816,009)
2.29% Quarterly 3-mo. CD_KSDA Quarterly 09/17/25
(a)
09/17/30 KRW 138,677,000 (271,344) — (271,344)
2.57% Quarterly 3-mo. CD_KSDA Quarterly 09/17/25
(a)
09/17/30 KRW 67,822,000 (765,645) — (765,645)
2.58% Quarterly 3-mo. CD_KSDA Quarterly 09/17/25
(a)
09/17/30 KRW 3,972,000 (46,032) — (46,032)
2.58% Quarterly 3-mo. CD_KSDA Quarterly 09/17/25
(a)
09/17/30 KRW 113,543,000 (1,323,419) — (1,323,419)
2.36% Quarterly 3-mo. CD_KSDA Quarterly 09/17/25
(a)
09/17/30 KRW 57,281,000 (239,994) — (239,994)
2.40% Quarterly 3-mo. CD_KSDA Quarterly 09/17/25
(a)
09/17/30 KRW 315,735,000 (1,789,043) — (1,789,043)
3.09% Quarterly 3-mo. HIBOR Quarterly 09/17/25
(a)
09/17/30 HKD 62,000 (70,061) — (70,061)
3.08% Quarterly 3-mo. HIBOR Quarterly 09/17/25
(a)
09/17/30 HKD 150,000 (160,478) — (160,478)
2.92% Quarterly 3-mo. HIBOR Quarterly 09/17/25
(a)
09/17/30 HKD 192,000 — — —
3.14% Quarterly 3-mo. HIBOR Quarterly 09/17/25
(a)
09/17/30 HKD 75,000 (106,185) — (106,185)
3.14% Quarterly 3-mo. HIBOR Quarterly 09/17/25
(a)
09/17/30 HKD 102,000 (145,945) — (145,945)
1.97% Quarterly 3-mo. TWCPBA Quarterly 09/17/25
(a)
09/17/30 TWD 70,000 (46,462) — (46,462)
1.62% Quarterly 3-mo. TWCPBA Quarterly 09/17/25
(a)
09/17/30 TWD 964,000 (92,318) — (92,318)
1.80% Quarterly 3-mo. TWCPBA Quarterly 09/17/25
(a)
09/17/30 TWD 1,475,000 (583,543) — (583,543)
1.96% Quarterly 3-mo. TWCPBA Quarterly 09/17/25
(a)
09/17/30 TWD 3,041,000 (1,955,738) — (1,955,738)
1.86% Quarterly 3-mo. TWCPBA Quarterly 09/17/25
(a)
09/17/30 TWD 448,000 (219,174) — (219,174)
1.87% Quarterly 3-mo. TWCPBA Quarterly 09/17/25
(a)
09/17/30 TWD 1,168,000 (580,684) — (580,684)
1.55% Quarterly 3-mo. TWCPBA Quarterly 09/17/25
(a)
09/17/30 TWD 731,000 6,540 — 6,540
1.61% Quarterly 3-mo. TWCPBA Quarterly 09/17/25
(a)
09/17/30 TWD 367,000 (29,323) — (29,323)
1.86% Quarterly 3-mo. TWCPBA Quarterly 09/17/25
(a)
09/17/30 TWD 496,000 (243,838) — (243,838)
3.62% Semi-Annual 6-mo. BBR Semi-Annual 09/17/25
(a)
09/17/30 AUD 54,000 — — —
3.68% Annual 6-mo. PRIBOR Semi-Annual 09/17/25
(a)
09/17/30 CZK 212,000 (190,663) — (190,663)
3.65% Annual 6-mo. PRIBOR Semi-Annual 09/17/25
(a)
09/17/30 CZK 357,000 (293,297) — (293,297)
3.56% Annual 6-mo. PRIBOR Semi-Annual 09/17/25
(a)
09/17/30 CZK 1,725,000 (1,108,909) — (1,108,909)
3.64% Annual 6-mo. PRIBOR Semi-Annual 09/17/25
(a)
09/17/30 CZK 129,000 (103,269) — (103,269)
$ (9,652,409) $ (18,176,297) $ 8,523,888
(a)
Forward swap.
OTC Interest Rate Swaps
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
13.50% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 49,000 $ (14,713) $ — $ (14,713)
13.55% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 197,000 (119,254) — (119,254)
13.94% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 145,000 (429,864) — (429,864)
14.00% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 123,000 (409,578) — (409,578)

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
April 30, 2025
BlackRock Tactical Opportunities Fund

OTC Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
14.12% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 138,000 $ (559,883) $ — $ (559,883)
14.20% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 164,000 (743,304) — (743,304)
14.32% At Termination
1-day
BZDIOVER At Termination Barclays Bank plc 01/02/29 BRL 190,000 (1,006,199) — (1,006,199)
14.38% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 87,000 (517,830) — (517,830)
14.43% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 208,000 (1,274,142) — (1,274,142)
14.45% At Termination
1-day
BZDIOVER At Termination Barclays Bank plc 01/02/29 BRL 400,000 (2,624,172) — (2,624,172)
14.48% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 173,000 (1,099,400) — (1,099,400)
14.48% At Termination
1-day
BZDIOVER At Termination Barclays Bank plc 01/02/29 BRL 132,000 (849,162) — (849,162)
14.63% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 163,000 (1,254,396) — (1,254,396)
14.66% At Termination
1-day
BZDIOVER At Termination Barclays Bank plc 01/02/29 BRL 177,000 (1,410,000) — (1,410,000)
14.69% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 254,000 (2,059,574) — (2,059,574)
14.87% At Termination
1-day
BZDIOVER At Termination
Morgan Stanley & Co.
International plc 01/02/29 BRL 49,000 (454,530) — (454,530)
14.96% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 118,000 (1,202,330) — (1,202,330)
15.00% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 216,000 (2,249,391) — (2,249,391)
15.05% At Termination
1-day
BZDIOVER At Termination Barclays Bank plc 01/02/29 BRL 116,000 (1,230,152) — (1,230,152)
15.12% At Termination
1-day
BZDIOVER At Termination Barclays Bank plc 01/02/29 BRL 5,000 (57,261) — (57,261)
15.25% At Termination
1-day
BZDIOVER At Termination Bank of America NA 01/02/29 BRL 138,000 (1,697,317) — (1,697,317)
$ (21,262,452) $ — $ (21,262,452)
OTC Total Return Swap s - Future
Reference Entity
Fixed Amount Paid
/ (Received) by the
Fund
(a)
Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Taiwan Capitalization Weighted
Stock Index Futures May
2025 ................ TWD 6,553,570,687 Citibank NA 05/21/25 TWD 6,553,571 $ 6,317,422 $ — $ 6,317,422
KOSPI 200 Index Futures June
2025 ................ KRW (21,350,483,350) Merrill Lynch International & Co. 06/12/25 KRW 21,350,483 (832,249) — (832,249)
KOSPI 200 Index Futures June
2025 ................ KRW (33,608,994,925) Merrill Lynch International & Co. 06/12/25 KRW 33,608,995 (2,518,320) — (2,518,320)
KOSPI 200 Index Futures June
2025 ................ KRW (15,056,704,050) Merrill Lynch International & Co. 06/12/25 KRW 15,056,704 (15,562) — (15,562)
KOSPI 200 Index Futures June
2025 ................ KRW (12,707,407,500) Merrill Lynch International & Co. 06/12/25 KRW 12,707,408 375 — 375
KOSPI 200 Index Futures June
2025 ................ KRW (10,308,064,200) Merrill Lynch International & Co. 06/12/25 KRW 10,308,064 (138,084) — (138,084)
KOSPI 200 Index Futures June
2025 ................ KRW (131,859,603,450) Merrill Lynch International & Co. 06/12/25 KRW 131,859,603 (384,125) — (384,125)
BOVESPA Index Futures June
2025 ................ BRL (902,696,210) Merrill Lynch International & Co. 06/18/25 BRL 902,696 (6,957,999) — (6,957,999)

Schedule of Investments
(continued)
April 30, 2025
BlackRock Tactical Opportunities Fund
Schedules of Investments

OTC Total Return Swaps - Future (continued)
Reference Entity
Fixed Amount Paid
/ (Received) by the
Fund
(a)
Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
BOVESPA Index Futures June
2025 ................ BRL (55,783,455) Merrill Lynch International & Co. 06/18/25 BRL 55,783 $ (407,944) $ — $ (407,944)
Mexican Bolsa Index Futures
June 2025 ............ MXN (259,672,237) Merrill Lynch International & Co. 06/20/25 MXN 259,672 (965,733) — (965,733)
Mexican Bolsa Index Futures
June 2025 ............ MXN (1,195,441,539) Merrill Lynch International & Co. 06/20/25 MXN 1,195,442 (3,217,208) — (3,217,208)
Mexican Bolsa Index Futures
June 2025 ............ MXN (467,847,274) Merrill Lynch International & Co. 06/20/25 MXN 467,847 (1,228,099) — (1,228,099)
Swiss Market Index Futures June
2025 ................ CHF 17,375,360 HSBC Bank plc 06/20/25 CHF 17,375 (1,169,928) — (1,169,928)
$ (11,517,454) $ — $ (11,517,454)
(a)
At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
S&P 500 Total Return
Index .......... Quarterly
1-day SOFR plus
0.65% Quarterly
Merrill Lynch International
& Co. 05/23/25 USD 590,427 $ 44,865,106 $ — $ 44,865,106
S&P 500 Total Return
Index .......... Quarterly
1-day SOFR plus
0.70% Quarterly Citibank NA 07/28/25 USD 324,100 (2,390,093) — (2,390,093)
MSCI Chile Net Return
Index .......... Quarterly
1-day SOFR minus
0.25% Quarterly BNP Paribas SA 08/28/25 USD 7,176 (583,726) — (583,726)
MSCI Chile Net Return
Index .......... Quarterly
1-day SOFR plus
0.12% Quarterly BNP Paribas SA 08/28/25 USD 1,202 (135,249) — (135,249)
MSCI Chile Net Return
Index .......... Quarterly
1-day SOFR plus
0.15% Quarterly BNP Paribas SA 08/28/25 USD 6,002 (829,473) — (829,473)
MSCI Chile Net Return
Index .......... Quarterly
1-day SOFR plus
0.15% Quarterly BNP Paribas SA 08/28/25 USD 7,892 (261,157) — (261,157)
MSCI Chile Net Return
Index .......... Quarterly
1-day SOFR plus
0.20% Quarterly BNP Paribas SA 08/28/25 USD 2,037 (141,215) — (141,215)
MSCI Chile Net Return
Index .......... Quarterly
1-day SOFR plus
0.20% Quarterly
JPMorgan Chase Bank
NA 08/28/25 USD 36,113 (2,911,738) — (2,911,738)
$ 37,612,455 $ — $ 37,612,455
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BZDIOVER ..................................... Overnight Brazil CETIP — Interbank Rate 0 .05%
1-day MIBOR ........................................ Mumbai Interbank Offered Rate 6 .00
1-day MXIBTIIE ....................................... Mexico Interbank TIIE 1-day 9 .08
1-day REPO_CORRA ................................... Canadian Overnight Repo Rate 2 .77
1-day SARON ........................................ Swiss Average Rate Overnight 0 .20
1-day SOFR ......................................... Secured Overnight Financing Rate 4 .35
1-day SONIA ......................................... Sterling Overnight Index Average 4 .46
1-day SORA ......................................... Singapore Overnight Rate Average 2 .17
1-day THOR ......................................... Thailand Overnight Repo Rate ON 1 .74
1-week CNREPOFIX_CFXS .............................. China Fixing Repo Rates 1 .83
3-mo. CD_KSDA ...................................... Certificates of Deposit by the Korean Securities Dealers Association 2 .71
3-mo. HIBOR ........................................ Hong Kong Interbank Offered Rate 3 .99
3-mo. JIBAR ......................................... Johannesburg Interbank Average Rate 7 .54
3-mo. STIBOR ....................................... Stockholm Interbank Offered Rate 2 .32
3-mo. TWCPBA ....................................... Taiwan Secondary Markets Bills Rate 1 .68

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
April 30, 2025
BlackRock Tactical Opportunities Fund

Derivative Financial Instruments Categorized by Risk Exposure
Reference Index Reference Rate
6-mo. BBR .......................................... Australian Bank Bill Rate 3 .89%
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 2 .13
6-mo. PRIBOR ....................................... Prague Interbank Offered Rate 3 .52
6-mo. WIBOR ........................................ Warsaw Interbank Offered Rate 5 .00
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
Centrally Cleared Swaps
(a)
.......................................................... $ 15,559,137 $ (19,804,966) $ 47,361,988 $ (39,028,271)
OTC Swaps ................................................................... — — 51,182,903 (46,350,354)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 24,721,617 $ — $ 20,504,777 $ — $ 45,226,394
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 25,461,862 — — 25,461,862
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 92,701 — — 47,269,287 — 47,361,988
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — — 51,182,903 — — — 51,182,903
$ — $ 92,701 $ 75,904,520 $ 25,461,862 $ 67,774,064 $ — $ 169,233,147
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 30,047,504 $ — $ 45,111,615 $ — $ 75,159,119
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 15,688,942 — — 15,688,942
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — 282,872 — — 38,745,399 — 39,028,271
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — — 25,087,902 — 21,262,452 — 46,350,354
$ — $ 282,872 $ 55,135,406 $ 15,688,942 $ 105,119,466 $ — $ 176,226,686
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended April 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ (7,692,791) $ — $ (5,888,244) $ — $ (13,581,035)
Forward foreign currency exchange contracts .... — — — (13,470,736) — — (13,470,736)
Swaps .............................. — (1,663,241) (28,612,630) — (28,493,114) — (58,768,985)
$ — $ (1,663,241) $ (36,305,421) $ (13,470,736) $ (34,381,358) $ — $ (85,820,756)

Schedule of Investments
(continued)
April 30, 2025
BlackRock Tactical Opportunities Fund
Schedules of Investments

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ (22,251,541) $ — $ (33,682,360) $ — $ (55,933,901)
Forward foreign currency exchange contracts .... — — — 16,514,439 — — 16,514,439
Swaps .............................. — (114,933) 22,820,492 — 5,756,799 — 28,462,358
$ — $ (114,933) $ 568,951 $ 16,514,439 $ (27,925,561) $ — $ (10,957,104)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 2,605,591,643
Average notional value of contracts — short ................................................................................. 4,107,876,741
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... 347,601,751
Average amounts sold — in USD ........................................................................................ 787,726,409
Credit default swaps
Average notional value — sell protection ................................................................................... 262,159,367
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... 2,416,246,810
Average notional value — receives fixed rate ................................................................................ 3,019,709,478
Total return swaps
Average notional value ............................................................................................... 1,419,407,332
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 21,158,231 $ —
Forward f oreign currency exchange contracts ................................................................. 25,461,862 15,688,942
Swaps — centrally cleared .............................................................................. 2,240,493 —
Swaps — OTC
(a)
..................................................................................... 51,182,903 46,350,354
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 100,043,489 $ 62,039,296
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(23,398,724) —
Total derivative assets and liabilities subject to an MNA ............................................................
$ 76,644,765 $ 62,039,296
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
April 30, 2025
BlackRock Tactical Opportunities Fund

The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
(b)
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
Bank of America NA .............................. $ 1,586,010 $ (1,586,010) $ — $ — $ —
Bank of New York Mellon ........................... 292,650 (292,650) — — —
Barclays Bank plc ................................ 1,571,081 (1,571,081) — — —
BNP Paribas SA ................................. 910,568 (910,568) — — —
Canadian Imperial Bank of Commerce .................. 1,527,400 — — — 1,527,400
Citibank NA .................................... 13,211,621 (3,696,527) — (4,100,000) 5,415,094
Credit Agricole Corporate and Investment Bank SA .......... 33,405 (33,405) — — —
Goldman Sachs International ........................ 3,830,735 (676,735) — — 3,154,000
HSBC Bank plc .................................. 1,032,931 (1,032,931) — — —
Merrill Lynch International & Co. ...................... 44,865,481 (16,665,323) (28,200,158) — —
Morgan Stanley & Co. International plc .................. 4,920,282 (1,505,278) — — 3,415,004
Societe Generale SA .............................. 8,087 — — — 8,087
Standard Chartered Bank ........................... 4,136 (4,136) — — —
State Street Bank and Trust Co. ...................... 1,628,700 (209,753) — — 1,418,947
Toronto Dominion Bank ............................ 473,360 (72,422) — (400,938) —
UBS AG ...................................... 748,318 (87,882) — — 660,436
$ 76,644,765 $ (28,344,701) $ (28,200,158) $ (4,500,938) $ 15,598,968
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
(b)
Net Amount of
Derivative
Liabilities
(c)(e)
Bank of America NA .............................. $ 13,691,919 $ (1,586,010) $ — $ (12,105,909) $ —
Bank of New York Mellon ........................... 423,629 (292,650) — — 130,979
Barclays Bank plc ................................ 9,525,215 (1,571,081) — (6,810,000) 1,144,134
BNP Paribas SA ................................. 9,643,291 (910,568) — (1,610,000) 7,122,723
Citibank NA .................................... 3,696,527 (3,696,527) — — —
Credit Agricole Corporate and Investment Bank SA .......... 788,642 (33,405) — — 755,237
Goldman Sachs International ........................ 676,735 (676,735) — — —
HSBC Bank plc .................................. 1,946,726 (1,032,931) — (913,795) —
JPMorgan Chase Bank NA .......................... 3,090,840 — — (3,090,840) —
Merrill Lynch International & Co. ...................... 16,665,323 (16,665,323) — — —
Morgan Stanley & Co. International plc .................. 1,505,278 (1,505,278) — — —
Standard Chartered Bank ........................... 15,114 (4,136) — — 10,978
State Street Bank and Trust Co. ...................... 209,753 (209,753) — — —
Toronto Dominion Bank ............................ 72,422 (72,422) — — —
UBS AG ...................................... 87,882 (87,882) — — —
$ 62,039,296 $ (28,344,701) $ — $ (24,530,544) $ 9,164,051
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Net amount represents the net amount receivable from the counterparty in the event of default.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default.

Schedule of Investments
(continued)
April 30, 2025
BlackRock Tactical Opportunities Fund
Schedules of Investments

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ — $ — $ —
Common Stocks
Aerospace & Defense .................................... 38,570,630 23,545,813 — 62,116,443
Air Freight & Logistics .................................... 15,353,312 — — 15,353,312
Automobile Components .................................. 596,268 1,987,316 — 2,583,584
Automobiles .......................................... 19,335,955 6,885,898 — 26,221,853
Banks ............................................... 56,442,067 66,723,238 — 123,165,305
Beverages ........................................... 21,818,135 2,407,445 — 24,225,580
Biotechnology ......................................... 41,346,627 8,152,027 — 49,498,654
Broadline Retail ........................................ 56,046,870 7,607,209 — 63,654,079
Building Products ....................................... 5,336,936 4,977,971 — 10,314,907
Capital Markets ........................................ 70,812,253 24,242,276 — 95,054,529
Chemicals ............................................ 277,202 2,113,767 — 2,390,969
Commercial Services & Supplies ............................. 25,604,040 1,494,168 — 27,098,208
Communications Equipment ................................ 27,882,324 — — 27,882,324
Construction & Engineering ................................ 12,579,827 5,904,632 — 18,484,459
Construction Materials .................................... — 6,877,951 — 6,877,951
Consumer Finance ...................................... 5,394,679 — — 5,394,679
Consumer Staples Distribution & Retail ........................ 46,881,692 2,525,662 — 49,407,354
Containers & Packaging .................................. 536,152 — — 536,152
Diversified Consumer Services .............................. 56,501 — — 56,501
Diversified REITs ....................................... — 128,057 — 128,057
Diversified Telecommunication Services ........................ 11,297,899 15,825,250 — 27,123,149
Electric Utilities ........................................ 31,946,115 10,131,049 — 42,077,164
Electrical Equipment ..................................... 22,631,164 17,827,106 — 40,458,270
Electronic Equipment, Instruments & Components ................. 7,249,435 3,878,311 — 11,127,746
Entertainment ......................................... 28,023,242 1,046,052 — 29,069,294
Financial Services ...................................... 39,792,020 6,761,584 — 46,553,604
Food Products ......................................... 4,567,662 2,074,880 — 6,642,542
Gas Utilities ........................................... 1,318,268 468,909 — 1,787,177
Ground Transportation ................................... 1,187,324 — — 1,187,324
Health Care Equipment & Supplies ........................... 40,460,152 3,674,315 — 44,134,467
Health Care Providers & Services ............................ 78,891,778 142,292 — 79,034,070
Health Care REITs ...................................... 2,963,508 — — 2,963,508
Health Care Technology .................................. 4,236,016 1,069,522 — 5,305,538
Hotel & Resort REITs .................................... 43,567 — — 43,567
Hotels, Restaurants & Leisure .............................. 18,142,315 1,780,198 — 19,922,513
Household Durables ..................................... 17,877,433 27,350,811 — 45,228,244
Household Products ..................................... 63,002 824,453 — 887,455
Independent Power and Renewable Electricity Producers ............ 148,543 — — 148,543
Industrial Conglomerates .................................. 1,398,562 8,712,406 — 10,110,968
Industrial REITs ........................................ 586,526 1,222,288 — 1,808,814
Insurance ............................................ 16,849,062 31,157,963 — 48,007,025
Interactive Media & Services ............................... 92,396,977 1,327,057 — 93,724,034
IT Services ........................................... 15,522,101 6,421,287 — 21,943,388
Leisure Products ....................................... 2,775,996 208,515 — 2,984,511
Life Sciences Tools & Services .............................. 8,231,157 443,539 — 8,674,696
Machinery ............................................ 14,927,658 6,500,731 — 21,428,389
Marine Transportation .................................... — 1,713,254 — 1,713,254
Media ............................................... 1,216,973 1,023,501 — 2,240,474
Metals & Mining ........................................ 11,935,404 9,608,879 — 21,544,283
Multi-Utilities .......................................... 486,969 12,916,192 — 13,403,161
Office REITs .......................................... 63,365 170,105 — 233,470
Oil, Gas & Consumable Fuels ............................... 31,133,006 9,913,078 — 41,046,084
Passenger Airlines ...................................... 4,659,359 470,819 — 5,130,178

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
April 30, 2025
BlackRock Tactical Opportunities Fund

See notes to financial statements.
Level 1 Level 2 Level 3 Total
Personal Care Products .................................. $ — $ 4,804,785 $ — $ 4,804,785
Pharmaceuticals ....................................... 20,328,354 33,785,457 — 54,113,811
Professional Services .................................... 18,798,082 20,470,613 — 39,268,695
Real Estate Management & Development ....................... 1,337,411 6,935,307 — 8,272,718
Residential REITs ....................................... 4,666,821 — — 4,666,821
Retail REITs .......................................... 7,747,692 397,257 — 8,144,949
Semiconductors & Semiconductor Equipment .................... 134,332,373 7,460,932 — 141,793,305
Software ............................................. 153,763,183 17,013,246 — 170,776,429
Specialized REITs ...................................... 25,189,942 — — 25,189,942
Specialty Retail ........................................ 8,397,374 1,537,660 — 9,935,034
Technology Hardware, Storage & Peripherals .................... 91,537,138 2,089,205 — 93,626,343
Textiles, Apparel & Luxury Goods ............................ 15,491,661 10,449,586 — 25,941,247
Tobacco ............................................. 38,665,245 8,970,495 — 47,635,740
Trading Companies & Distributors ............................ 11,282,172 7,433,753 — 18,715,925
Transportation Infrastructure ............................... — 242,675 — 242,675
Water Utilities ......................................... — 799,264 — 799,264
Wireless Telecommunication Services ......................... — 6,875,337 — 6,875,337
Other Interests .......................................... — — — —
Rights ................................................ — — 2,606 2,606
Short-Term Securities
Money Market Funds ...................................... 120,753,962 — — 120,753,962
U.S. Treasury Obligations ................................... — 222,187,837 — 222,187,837
$ 1,610,185,438 $ 701,691,185 $ 2,606 $ 2,311,879,229
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 92,701 $ — $ 92,701
Equity contracts ........................................... 7,558,346 68,346,174 — 75,904,520
Foreign currency exchange contracts ............................ — 25,461,862 — 25,461,862
Interest rate contracts ....................................... 20,504,777 47,269,287 — 67,774,064
Liabilities
Credit contracts ........................................... — (282,872) — (282,872)
Equity contracts ........................................... (21,520,734) (33,614,672) — (55,135,406)
Foreign currency exchange contracts ............................ — (15,688,942) — (15,688,942)
Interest rate contracts ....................................... (45,111,615) (60,007,851) — (105,119,466)
$ (38,569,226) $ 31,575,687 $ — $ (6,993,539)
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Statements of Assets and Liabilities
April 30, 2025

Statements of Assets and Liabilities
See notes to financial statements.
BlackRock
Emerging
Markets ex-
China Fund
BlackRock
Sustainable
Advantage
Emerging
Markets Equity
Fund
BlackRock
Sustainable
Advantage
Global Equity
Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
......................................................... $ 9,275,733 $ 10,466,239 $ 12,415,873
Investments, at value — affiliated
(c)
............................................................ 487,554 316,436 110,175
Cash ............................................................................... 7,172 60 63
Cash pledged:
Futures contracts ...................................................................... — 14,000 8,000
Foreign currency, at value
(d)
................................................................. 2,664 24,440 36,239
Receivables: – – –
Securities lending income — affiliated ........................................................ 10 — 2
Capital shares sold ..................................................................... — 5,248 —
Tax reclaims ......................................................................... 15,713 — —
Dividends — unaffiliated ................................................................. 20,883 19,917 22,343
Dividends — affiliated ................................................................... 1,245 926 391
From the Manager ..................................................................... 61,238 18,832 12,671
Variation margin on futures contracts ......................................................... — 575 49
Unrealized appreciation on: – – –
OTC swaps .......................................................................... 18,129 — —
Prepaid e xpenses ....................................................................... 42,428 21,428 45,138
Other assets ........................................................................... 29,305 17,318 138
Total a ssets ...........................................................................
9,962,074 10,905,419 12,651,082
LIABILITIES
Collateral on securities loaned ............................................................... 59,194 — —
Payables: – – –
Swaps   ............................................................................ 7,076 — —
Accounting services fees ................................................................. 13,227 13,112 12,447
Administration fees ..................................................................... 103 — 2
Capital shares redeemed ................................................................. 2,478 — —
Custodian fees ........................................................................ 19,661 19,448 25,535
Deferred foreign capital gain tax ............................................................ 17,279 21,036 —
Interest expense ...................................................................... 86 — —
Printing and postage fees ................................................................ 12,359 7,172 1,691
Professional fees ...................................................................... 60,191 79,827 74,921
Registration fees ...................................................................... — 666 603
Service fees ......................................................................... 27 39 49
Transfer agent fees .................................................................... — 601 1,440
Other accrued expenses ................................................................. 896 2,632 1,652
Variation margin on futures contracts ......................................................... — 855 1,061
Total li abilities ..........................................................................
192,577 145,388 119,401
Commitments and contingent liabilities — — —
NET ASSETS ..........................................................................
$ 9,769,497 $ 10,760,031 $ 12,531,681
NET ASSETS CONSIST OF:
Paid-in capital .......................................................................... $ 11,054,799 $ 11,778,202 $ 10,749,628
Accumulated earnings (loss) ................................................................ (1,285,302) (1,018,171) 1,782,053
NET ASSETS ..........................................................................
$ 9,769,497 $ 10,760,031 $ 12,531,681
(a)
  Investments, at cost — unaffiliated ..................................................... $ 8,766,610 $ 9,475,184 $ 10,963,430
(b)
  Securities loaned, at value .......................................................... $ 55,635 $ — $ —
(c)
  Investments, at cost — affiliated ....................................................... $ 485,020 $ 316,436 $ 110,175
(d)
  Foreign currency, at cost ........................................................... $ 2,663 $ 24,217 $ 36,809

Statements of Assets and Liabilities
(continued)
April 30, 2025
2025
BlackRock Annual Financial Statements and Additional Information

See notes to financial statements.
BlackRock
Emerging
Markets ex-
China Fund
BlackRock
Sustainable
Advantage
Emerging
Markets Equity
Fund
BlackRock
Sustainable
Advantage
Global Equity
Fund
NET ASSET VALUE
Institutional
Net assets .........................................................................
$ 6,494,653 $ 270,545 $ 127,269
Shares outstanding ...................................................................
601,178 29,956 10,824
Net asset value .....................................................................
$ 10.80 $ 9.03 $ 11.76
Shares authorized ...................................................................
Unlimited Unlimited Unlimited
Par value ......................................................................... $ 0.001 $ 0.001 $ 0.001
Investor A
Net assets .........................................................................
$ 141,342 $ 200,356 $ 251,576
Shares outstanding ...................................................................
13,100 22,183 21,427
Net asset value .....................................................................
$ 10.79 $ 9.03 $ 11.74
Shares authorized ...................................................................
Unlimited Unlimited Unlimited
Par value ......................................................................... $ 0.001 $ 0.001 $ 0.001
Class K
Net assets .........................................................................
$ 3,133,502 $ 10,289,130 $ 12,152,836
Shares outstanding ...................................................................
289,993 1,139,058 1,033,335
Net asset value .....................................................................
$ 10.81 $ 9.03 $ 11.76
Shares authorized ...................................................................
Unlimited Unlimited Unlimited
Par value ......................................................................... $ 0.001 $ 0.001 $ 0.001

Statements of Assets and Liabilities
(continued)
April 30, 2025

Statements of Assets and Liabilities
See notes to financial statements.
BlackRock
Sustainable
Advantage
International
Equity Fund
BlackRock
Tactical
Opportunities
Fund
ASSETS
Investments, at value — unaffiliated
(a) (b)
........................................................................ $ 15,051,385 $ 2,191,125,267
Investments, at value — affiliated
(c)
........................................................................... 472,425 120,753,962
Cash .............................................................................................. — 233,780
Cash pledged:
Collateral — OTC derivatives ............................................................................. — 26,490,000
Futures contracts ..................................................................................... 27,000 243,198,730
Centrally cleared swaps ................................................................................. — 150,590,000
Foreign currency, at value
(d)
................................................................................ 25,074 40,140,954
Receivables: – –
Investment s sold ..................................................................................... — 14,450,557
Securities lending income — affiliated ....................................................................... — 434
Swaps   ........................................................................................... — 541,378
Capital shares sold .................................................................................... — 6,253,793
Tax reclaims ........................................................................................ — 198,051
Dividends — unaffiliated ................................................................................ 95,103 3,628,064
Dividends — affiliated .................................................................................. 1,518 380,584
Interest — unaffiliated .................................................................................. — 1,625
Variation margin on futures contracts ........................................................................ — 21,158,231
Variation margin on centrally cleared swaps ................................................................... — 2,240,493
Unrealized appreciation on: – –
Forward foreign currency exchange contracts .................................................................. — 25,461,862
OTC swaps ......................................................................................... — 51,182,903
Prepaid e xpenses ...................................................................................... 21,531 93,894
Total a ssets ..........................................................................................
15,694,036 2,898,124,562
LIABILITIES
Cash received:
Collateral — OTC derivatives ............................................................................. — 4,510,000
Collateral on securities loaned .............................................................................. — 263,664
Payables: – –
Investments purchased ................................................................................. — 448,495
Swaps   ........................................................................................... — 578,148
Accounting services fees ................................................................................ 13,247 93,039
Administration fees .................................................................................... — 131,070
Capital shares redeemed ................................................................................ 7,559 2,281,462
Custodian fees ....................................................................................... 26,230 48,107
Interest expense ..................................................................................... 7 —
Investment advisory fees ................................................................................ — 1,145,117
Other affiliate fees .................................................................................... — 32,298
Printing and postage fees ............................................................................... 27,666 13,655
Professional fees ..................................................................................... 60,868 139,768
Registration fees ..................................................................................... 485 162,281
Service and distribution fees .............................................................................. 138 45,652
To the Manager ...................................................................................... 7,009 —
Transfer agent fees ................................................................................... 987 1,042,259
Other accrued expenses ................................................................................ 1,918 20,581
Variation margin on futures contracts ........................................................................ 1,762 —
Unrealized depreciation on: – –
Forward foreign currency exchange contracts .................................................................. — 15,688,942
OTC swaps ......................................................................................... — 46,350,354
Total li abilities .........................................................................................
147,876 72,994,892
Commitments and contingent liabilities — —
NET ASSETS .........................................................................................
$ 15,546,160 $ 2,825,129,670

Statements of Assets and Liabilities
(continued)
April 30, 2025
2025
BlackRock Annual Financial Statements and Additional Information

See notes to financial statements.
BlackRock
Sustainable
Advantage
International
Equity Fund
BlackRock
Tactical
Opportunities
Fund
NET ASSETS CONSIST OF:
Paid-in capital ......................................................................................... $ 12,560,518 $ 2,643,469,501
Accumulated earnings ................................................................................... 2,985,642 181,660,169
NET ASSETS .........................................................................................
$ 15,546,160 $ 2,825,129,670
(a)
  Investments, at cost — unaffiliated ................................................................... $ 12,462,696 $ 1,827,685,540
(b)
  Securities loaned, at value ........................................................................ $ — $ 257,376
(c)
  Investments, at cost — affiliated ..................................................................... $ 472,425 $ 120,753,937
(d)
  Foreign currency, at cost ......................................................................... $ 25,101 $ 40,138,875

Statements of Assets and Liabilities
(continued)
April 30, 2025

Statements of Assets and Liabilities
See notes to financial statements.
BlackRock
Sustainable
Advantage
International
Equity Fund
BlackRock
Tactical
Opportunities
Fund
NET ASSET VALUE
Institutional
Net assets .........................................................................................
$ 204,328 $ 2,399,494,115
Shares outstanding ...................................................................................
16,539 161,124,707
Net asset value .....................................................................................
$ 12.35 $ 14.89
Shares authorized ...................................................................................
Unlimited Unlimited
Par value ......................................................................................... $ 0.001 $ 0.001
Service
Net assets .........................................................................................
$ — $ 1,954,433
Shares outstanding ...................................................................................
— 133,097
Net asset value .....................................................................................
$ — $ 14.68
Shares authorized ...................................................................................
— Unlimited
Par value ......................................................................................... $ — $ 0.001
Investor A
Net assets .........................................................................................
$ 880,484 $ 177,290,936
Shares outstanding ...................................................................................
71,335 12,104,112
Net asset value .....................................................................................
$ 12.34 $ 14.65
Shares authorized ...................................................................................
Unlimited Unlimited
Par value ......................................................................................... $ 0.001 $ 0.001
Investor C
Net assets .........................................................................................
$ — $ 9,147,448
Shares outstanding ...................................................................................
— 654,097
Net asset value .....................................................................................
$ — $ 13.98
Shares authorized ...................................................................................
— Unlimited
Par value ......................................................................................... $ — $ 0.001
Class K
Net assets .........................................................................................
$ 14,461,348 $ 237,242,738
Shares outstanding ...................................................................................
1,170,595 15,907,834
Net asset value .....................................................................................
$ 12.35 $ 14.91
Shares authorized ...................................................................................
Unlimited Unlimited
Par value ......................................................................................... $ 0.001 $ 0.001

Statements of Operations

Year Ended April 30, 2025
2025
BlackRock Annual Financial Statements and Additional Information

See notes to financial statements.
BlackRock
Emerging Markets
ex-China Fund
BlackRock
Sustainable
Advantage
Emerging Markets
Equity Fund
BlackRock
Sustainable
Advantage Global
Equity Fund
INVESTMENT INCOME – – –
Dividends — unaffiliated ............................................................ $ 1,048,622 $ 322,059 $ 247,667
Dividends — affiliated .............................................................. 83,352 12,984 6,730
Interest — unaffiliated .............................................................. 29,187 17,181 126
Securities lending income — affiliated — net .............................................. 994 69 57
Non-cash dividends — unaffiliated ..................................................... — 40,791 —
Foreign taxes withheld ............................................................. (126,568) (41,016) (16,548)
Foreign withholding tax claims ........................................................ 14,560 — —
Total investment income ..............................................................
1,050,147 352,068 238,032
EXPENSES
Investment advisory ............................................................... 319,390 88,292 82,737
Professional .................................................................... 132,194 108,980 89,036
Printing and postage .............................................................. 55,078 48,525 23,124
Registration .................................................................... 53,788 50,056 44,439
Custodian ...................................................................... 47,405 51,577 58,970
Accounting services ............................................................... 31,597 28,357 29,251
Administration .................................................................. 16,759 4,691 5,328
Administration — class specific ....................................................... 7,886 2,207 2,507
Trustees and Officer ............................................................... 5,954 5,724 5,907
Transfer agent — class specific ....................................................... 986 1,213 1,035
Service and distribution — class specific ................................................. 370 495 608
Offering ....................................................................... — — 39,917
Miscellaneous ................................................................... 12,628 10,878 17,814
Total expenses excluding interest expense ..................................................
684,035 400,995 400,673
Interest expense ................................................................. 404 134 37
Total e xpenses ....................................................................
684,439 401,129 400,710
Less: – – –
Administration fees waived .......................................................... (1,458) (4,691) (5,328)
Administration fees waived by the Manager — class specific .................................... (1,014) (2,195) (2,505)
Fees waived and/or reimbursed by the Manager ............................................ (353,886) (302,934) (308,433)
Transfer agent fees waived and/or reimbursed by the Manager — class specific ....................... (471) (1,011) (853)
Total ex penses after fees waived and/or reimbursed ...........................................
327,610 90,298 83,591
Net investment income ...............................................................
722,537 261,770 154,441
REALIZED AND UNREALIZED GAIN (LOSS) $ 125,223 $ 658,550 $ 1,200,681
Net realized gain (loss) from:
Investments — unaffiliated
(a)
....................................................... $ (1,133,116) $ (6,625) $ 835,263
Investments — affiliated .......................................................... 2,767 56 32
Foreign currency transactions ...................................................... (46,445) (6,379) (1,657)
Futures contracts ............................................................... 13,495 17,985 14,574
Swaps   ..................................................................... (207,267) — —
(1,370,566) 5,037 848,212
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated
(b)
....................................................... 1,578,373 653,111 349,826
Investments — affiliated .......................................................... 2,534 — —
Foreign currency translations ....................................................... 2,269 798 756
Futures contracts ............................................................... (6,100) (396) 1,887
Swaps   ..................................................................... (81,287) — —
1,495,789 653,513 352,469
Net realized and unrealized gain ........................................................
125,223 658,550 1,200,681
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................
$ 847,760 $ 920,320 $ 1,355,122
(a)
  Net of foreign capital gain tax and capital gain tax refund, if applicable of ................................. $ (109,862) $ (46,509) $ (143)
(b)
  Net of reduction in deferred foreign capital gain tax of ............................................. $ 32,571 $ 7,639 $ —

Statements of Operations
(continued)
Year Ended April 30, 2025

Statements of Operations
See notes to financial statements.
BlackRock
Sustainable
Advantage
International
Equity Fund
BlackRock Tactical
Opportunities
Fund
INVESTMENT INCOME – –
Dividends — unaffiliated ............................................................................. $ 504,003 $ 25,999,539
Dividends — affiliated ............................................................................... 17,688 4,362,063
Interest — unaffiliated ............................................................................... 115 22,124,783
Securities lending income — affiliated — net ............................................................... — 28,308
Foreign taxes withheld .............................................................................. (52,317) (1,088,598)
Foreign withholding tax claims ......................................................................... — 365,120
Total investment income ...............................................................................
469,489 51,791,215
EXPENSES
Professional ..................................................................................... 71,908 266,126
Investment advisory ................................................................................ 67,330 11,382,359
Custodian ....................................................................................... 54,647 89,296
Registration ..................................................................................... 50,152 207,317
Accounting services ................................................................................ 28,640 211,727
Administration ................................................................................... 6,359 852,289
Trustees and Officer ................................................................................ 5,753 23,307
Administration — class specific ........................................................................ 2,992 437,517
Transfer agent — class specific ........................................................................ 1,724 2,747,841
Service and distribution — class specific .................................................................. 1,175 543,660
Printing and postage ............................................................................... — 47,259
Miscellaneous .................................................................................... 12,916 101,418
Total expenses excluding interest expense ...................................................................
303,596 16,910,116
Interest expense .................................................................................. 2,713 70,704
Total e xpenses .....................................................................................
306,309 16,980,820
Less: – –
Administration fees waived ........................................................................... (6,359) —
Administration fees waived by the Manager — class specific ..................................................... (2,992) —
Fees waived and/or reimbursed by the Manager ............................................................. (223,958) (68,858)
Transfer agent fees waived and/or reimbursed by the Manager — class specific ........................................ (1,384) —
Total ex penses after fees waived and/or reimbursed ............................................................
71,616 16,911,962
Net investment income ................................................................................
397,873 34,879,253
REALIZED AND UNREALIZED GAIN (LOSS) $ 1,677,225 $ 67,837,107
Net realized gain (loss) from:
Investments — unaffiliated ......................................................................... $ 1,111,585 $ 93,153,914
Investments — affiliated ........................................................................... — (266)
Forward foreign currency exchange contracts ............................................................. — (13,470,736)
Foreign currency transactions ....................................................................... 17,486 7,901,841
Futures contracts ................................................................................ (23,126) (13,581,035)
Swaps   ...................................................................................... — (58,768,985)
1,105,945 15,234,733
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................................... 545,296 66,302,618
Investments — affiliated ........................................................................... — 49
Forward foreign currency exchange contracts ............................................................. — 16,514,439
Foreign currency translations ........................................................................ 5,951 (2,743,189)
Futures contracts ................................................................................ 20,033 (55,933,901)
Swaps   ...................................................................................... — 28,462,358
571,280 52,602,374
Net realized and unrealized gain .........................................................................
1,677,225 67,837,107
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ................................................
$ 2,075,098 $ 102,716,360

Statements of Changes in Net Assets

2025
BlackRock Annual Financial Statements and Additional Information

See notes to financial statements.
BlackRock Emerging Markets ex-China Fund
BlackRock Sustainable Advantage Emerging
Markets Equity Fund
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/25
Year Ended
04/30/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 722,537 $ 228,759 $ 261,770 $ 207,667
Net realized gain (loss) ............................................ (1,370,566) 507,830 5,037 (278,555)
Net change in unrealized appreciation (depreciation) ........................ 1,495,789 (1,124,775) 653,513 764,058
Net increase (decrease) in net assets resulting from operations ...................
847,760 (388,186) 920,320 693,170
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional ................................................... (1,508,406) (5,923) (4,758) (2,357)
Investor A .................................................... (4,268) (6,409) (3,349) (4,199)
Class K ...................................................... (175,700) (286,289) (212,070) (236,342)
Decrease in net assets resulting from distributions to shareholders .................
(1,688,374) (298,621) (220,177) (242,898)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
(44,182,273) 50,306,345 (584,285) 36,048
NET ASSETS
Total increase (decrease) in net assets ................................... (45,022,887) 49,619,538 115,858 486,320
Beginning of year ..................................................
54,792,384 5,172,846 10,644,173 10,157,853
End of year ......................................................
$ 9,769,497 $ 54,792,384 $ 10,760,031 $ 10,644,173
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)

Statements of Changes in Net Assets
See notes to financial statements.
BlackRock Sustainable Advantage Global
Equity Fund
BlackRock Sustainable Advantage International
Equity Fund
Year Ended
04/30/25
Period from
06/21/23
(a)
to 04/30/24
Year Ended
04/30/25
Year Ended
04/30/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 154,441 $ 104,998 $ 397,873 $ 350,507
Net realized gain ................................................ 848,212 295,872 1,105,945 385,249
Net change in unrealized appreciation (depreciation) ........................ 352,469 1,098,484 571,280 720,915
Net increase in net assets resulting from operations ...........................
1,355,122 1,499,354 2,075,098 1,456,671
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Institutional ................................................... (10,342) (846) (7,528) (5,194)
Investor A .................................................... (18,614) (1,121) (15,556) (6,540)
Class K ...................................................... (993,147) (85,470) (494,236) (369,026)
Decrease in net assets resulting from distributions to shareholders .................
(1,022,103) (87,437) (517,320) (380,760)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
694,082 10,092,663 (1,648,189) 1,638,703
NET ASSETS
Total increase (decrease) in net assets ................................... 1,027,101 11,504,580 (90,411) 2,714,614
Beginning of year ..................................................
11,504,580 — 15,636,571 12,921,957
End of year ......................................................
$ 12,531,681 $ 11,504,580 $ 15,546,160 $ 15,636,571
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

See notes to financial statements.
BlackRock Tactical Opportunities Fund
Year Ended
04/30/25
Year Ended
04/30/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 34,879,253 $ 30,828,354
Net realized gain (loss) .............................................................................. 15,234,733 (36,678,588)
Net change in unrealized appreciation (depreciation) .......................................................... 52,602,374 153,633,353
Net increase in net assets resulting from operations .............................................................
102,716,360 147,783,119
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional ..................................................................................... — (107,642,980)
Service ........................................................................................ — (129,951)
Investor A ...................................................................................... — (20,015,105)
Investor C ...................................................................................... — (911,671)
Class K ........................................................................................ — (34,040,380)
Decrease in net assets resulting from distributions to shareholders ...................................................
— (162,740,087)
CAPITAL SHARE TRANSACTIONS
$ – $ –
Net increase in net assets derived from capital share transactions ...................................................
971,182,791 270,844,209
NET ASSETS
Total increase in net assets ............................................................................. 1,073,899,151 255,887,241
Beginning of year ....................................................................................
1,751,230,519 1,495,343,278
End of year ........................................................................................
$ 2,825,129,670 $ 1,751,230,519
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Emerging Markets ex-China Fund
Institutional
Year Ended
04/30/25
Year Ended
04/30/24
Period from
03/29/23
(a)
to 04/30/23
Net asset value, beginning of period ........................................................
$ 11.50  $ 10.35  $ 10.00
Net investment income
(b)
................................................................
0 .21  0 .24  0 .03
Net realized and unrealized gain (loss) .......................................................
( 0 .57 )
(c)
1 .50
(c)
0 .32
Net increase (decrease) from investment operations ............................................... (0.36) 1.74  0.35
Distributions
(d)
– – –
From net investment income ............................................................. ( 0 .16 ) ( 0 .23 ) —
From net realized gain .................................................................. ( 0 .18 ) ( 0 .36 ) —
Total distributions ....................................................................... (0.34) (0.59) —
Net asset value, end of period ............................................................. $ 10.80  $ 11.50  $ 10.35
Total Return
(e)
Based on net asset value ................................................................. (3.29)% 17.18% 3.50%
(f)
Ratios to Average Net Assets
(g)
Total expen ses ........................................................................
1.64% 2.61% 5.43%
(h) (i)
Total expenses after fees waived and/or reimbursed ...............................................
0.83% 0.92% 0.86%
(h) (i)
Total expenses after fees waived and/or reimbursed and excluding interest expense .........................
0.83% 0.83% 0.86%
(h)
Net investment income ..................................................................
1.80% 2.08% 3.22%
(h)
Supplemental Data
Net assets, end of period (000) ............................................................. $ 6,495  $ 48,839  $ 103
Portfolio turnover rate .................................................................... 86%
(j)
37% 3%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 25.49% and 0.86%, respectively.
(j)
Excludes underlying investments in total return swaps.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Annual Financial Statements and Additional Information

BlackRock Emerging Markets ex-China Fund
Investor A
Year Ended
04/30/25
Year Ended
04/30/24
Period from
03/29/23
(a)
to 04/30/23
Net asset value, beginning of period ........................................................
$ 11.49  $ 10.34  $ 10.00
Net investment income
(b)
................................................................
0 .22  0 .23  0 .03
Net realized and unrealized gain (loss) .......................................................
( 0 .61 )
(c)
1 .49
(c)
0 .31
Net increase (decrease) from investment operations ............................................... (0.39) 1.72  0.34
Distributions
(d)
– – –
From net investment income ............................................................. ( 0 .13 ) ( 0 .21 ) —
From net realized gain .................................................................. ( 0 .18 ) ( 0 .36 ) —
Total distributions ....................................................................... (0.31) (0.57) —
Net asset value, end of period ............................................................. $ 10.79  $ 11.49  $ 10.34
Total Return
(e)
Based on net asset value ................................................................. (3.54)% 16.99% 3.40%
(f)
Ratios to Average Net Assets
(g)
Total expen ses ........................................................................
3.34% 7.51% 5.68%
(h) (i)
Total expenses after fees waived and/or reimbursed ...............................................
1.11% 1.12% 1.11%
(h) (i)
Total expenses after fees waived and/or reimbursed and excluding interest expense .........................
1.11% 1.11% 1.11%
(h)
Net investment income ..................................................................
1.94% 2.03% 2.97%
(h)
Supplemental Data
Net assets, end of period (000) ............................................................. $ 141  $ 130  $ 103
Portfolio turnover rate .................................................................... 86%
(j)
37% 3%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 25.74% and 1.11%, respectively.
(j)
Excludes underlying investments in total return swaps.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Emerging Markets ex-China Fund
Class K
Year Ended
04/30/25
Year Ended
04/30/24
Period from
03/29/23
(a)
to 04/30/23
Net asset value, beginning of period ........................................................
$ 11.50  $ 10.35  $ 10.00
Net investment income
(b)
................................................................
0 .24  0 .26  0 .03
Net realized and unrealized gain (loss) .......................................................
( 0 .59 )
(c)
1 .49
(c)
0 .32
Net increase (decrease) from investment operations ............................................... (0.35) 1.75  0.35
Distributions
(d)
– – –
From net investment income ............................................................. ( 0 .16 ) ( 0 .24 ) —
From net realized gain .................................................................. ( 0 .18 ) ( 0 .36 ) —
Total distributions ....................................................................... (0.34) (0.60) —
Net asset value, end of period ............................................................. $ 10.81  $ 11.50  $ 10.35
Total Return
(e)
Based on net asset value ................................................................. (3.19)% 17.22% 3.50%
(f)
Ratios to Average Net Assets
(g)
Total expen ses ........................................................................
2.36% 6.99% 5.08%
(h) (i)
Total expenses after fees waived and/or reimbursed ...............................................
0.81% 0.82% 0.81%
(h) (i)
Total expenses after fees waived and/or reimbursed and excluding interest expense .........................
0.81% 0.81% 0.81%
(h)
Net investment income ..................................................................
2.08% 2.34% 3.27%
(h)
Supplemental Data
Net assets, end of period (000) ............................................................. $ 3,134  $ 5,823  $ 4,966
Portfolio turnover rate .................................................................... 86%
(j)
37% 3%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Audit, offering, organization and printing costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 25.14% and 0.81%, respectively.
(j)
Excludes underlying investments in total return swaps.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2025
BlackRock Annual Financial Statements and Additional Information

BlackRock Sustainable Advantage Emerging Markets Equity Fund
Institutional
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Period from
08/18/20
(a)
to 04/30/21
Net asset value, beginning of period .........................
$ 8.48  $ 8.11  $ 8.90  $ 12.30  $ 10.00
Net investment income
(b)
.................................
0 .21  0 .17  0 .20  0 .16  0 .04
Net realized and unrealized gain (loss) ........................
0 .51  0 .39  ( 0 .78 ) ( 2 .37 ) 2 .31
Net increase (decrease) from investment operations ................ 0.72  0.56  (0.58) (2.21) 2.35
Distributions
(c)
– – – – –
From net investment income .............................. ( 0 .17 ) ( 0 .19 ) ( 0 .21 ) ( 0 .14 ) ( 0 .05 )
From net realized gain ................................... —  —  —  ( 1 .05 ) —
Total distributions ........................................ (0.17) (0.19) (0.21) (1.19) (0.05)
Net asset value, end of period .............................. $ 9.03  $ 8.48  $ 8.11  $ 8.90  $ 12.30
Total Return
(d)
Based on net asset value .................................. 8.57% 7.06% (6.47)% (19.84)% 23.53%
(e)
Ratios to Average Net Assets
(f)
Total expen ses .........................................
3.73% 4.20% 5.40% 4.37% 3.70%
(g) (h)
Total expenses after fees waived and/or reimbursed ................
0.86% 0.86% 0.86% 0.86% 0.86%
(g)
Net investment income ...................................
2.34% 2.09% 2.44% 1.51% 0.47%
(g)
Supplemental Data
Net assets, end of period (000) .............................. $ 271  $ 222  $ 102  $ 119  $ 125
Portfolio turnover rate ..................................... 158% 148% 139% 173% 147%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.30%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Sustainable Advantage Emerging Markets Equity Fund
Investor A
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Period from
08/18/20
(a)
to 04/30/21
Net asset value, beginning of period .........................
$ 8.48  $ 8.11  $ 8.89  $ 12.29  $ 10.00
Net investment income
(b)
.................................
0 .19  0 .14  0 .17  0 .13  0 .02
Net realized and unrealized gain (loss) ........................
0 .51  0 .40  ( 0 .77 ) ( 2 .36 ) 2 .31
Net increase (decrease) from investment operations ................ 0.70  0.54  (0.60) (2.23) 2.33
Distributions
(c)
– – – – –
From net investment income .............................. ( 0 .15 ) ( 0 .17 ) ( 0 .18 ) ( 0 .12 ) ( 0 .04 )
From net realized gain ................................... —  —  —  ( 1 .05 ) —
Total distributions ........................................ (0.15) (0.17) (0.18) (1.17) (0.04)
Net asset value, end of period .............................. $ 9.03  $ 8.48  $ 8.11  $ 8.89  $ 12.29
Total Return
(d)
Based on net asset value .................................. 8.29% 6.78% (6.72)% (20.04)% 23.33%
(e)
Ratios to Average Net Assets
(f)
Total expen ses .........................................
4.13% 4.48% 5.57% 4.71% 3.92%
(g) (h)
Total expenses after fees waived and/or reimbursed ................
1.11% 1.11% 1.11% 1.11% 1.11%
(g)
Net investment income ...................................
2.08% 1.76% 2.07% 1.21% 0.31%
(g)
Supplemental Data
Net assets, end of period (000) .............................. $ 200  $ 187  $ 208  $ 149  $ 138
Portfolio turnover rate ..................................... 158% 148% 139% 173% 147%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.52%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Annual Financial Statements and Additional Information

BlackRock Sustainable Advantage Emerging Markets Equity Fund
Class K
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Period from
08/18/20
(a)
to 04/30/21
Net asset value, beginning of period .........................
$ 8.48  $ 8.11  $ 8.90  $ 12.30  $ 10.00
Net investment income
(b)
.................................
0 .21  0 .17  0 .20  0 .17  0 .04
Net realized and unrealized gain (loss) ........................
0 .52  0 .40  ( 0 .77 ) ( 2 .37 ) 2 .31
Net increase (decrease) from investment operations ................ 0.73  0.57  (0.57) (2.20) 2.35
Distributions
(c)
– – – – –
From net investment income .............................. ( 0 .18 ) ( 0 .20 ) ( 0 .22 ) ( 0 .15 ) ( 0 .05 )
From net realized gain ................................... —  —  —  ( 1 .05 ) —
Total distributions ........................................ (0.18) (0.20) (0.22) (1.20) (0.05)
Net asset value, end of period .............................. $ 9.03  $ 8.48  $ 8.11  $ 8.90  $ 12.30
Total Return
(d)
Based on net asset value .................................. 8.61% 7.11% (6.41)% (19.80)% 23.55%
(e)
Ratios to Average Net Assets
(f)
Total expen ses .........................................
3.62% 4.10% 5.18% 4.24% 3.39%
(g) (h)
Total expenses after fees waived and/or reimbursed ................
0.81% 0.81% 0.81% 0.81% 0.81%
(g)
Net investment income ...................................
2.38% 2.03% 2.42% 1.56% 0.52%
(g)
Supplemental Data
Net assets, end of period (000) .............................. $ 10,289  $ 10,236  $ 9,847  $ 9,672  $ 12,056
Portfolio turnover rate ..................................... 158% 148% 139% 173% 147%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.00%.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Sustainable Advantage Global
Equity Fund
Institutional
Year Ended
04/30/25
Period from
06/21/23
(a)
to 04/30/24
Net asset value, beginning of period .....................................................................
$ 11.40  $ 10.00
Net investment income
(b)
.............................................................................
0 .14  0 .10
Net realized and unrealized gain ........................................................................
1 .23  1 .38
Net increase from investment operations .................................................................... 1.37  1.48
Distributions
(c)
– –
From net investment income .......................................................................... ( 0 .17 ) ( 0 .08 )
From net realized gain ............................................................................... ( 0 .84 ) —
Total distributions .................................................................................... (1.01) (0.08)
Net asset value, end of period .......................................................................... $ 11.76  $ 11.40
Total Return
(d)
Based on net asset value .............................................................................. 11.83% 14.92%
(e)
Ratios to Average Net Assets
(f)
Total expen ses .....................................................................................
3.41%
(g)
5.32%
(h) (i) (j)
Total expenses after fees waived and/or reimbursed ............................................................
0.71%
(g)
0.71%
(h) (i) (j)
Net investment income ...............................................................................
1.19% 1.11%
(h)
Supplemental Data
Net assets, end of period (000) .......................................................................... $ 127  $ 116
Portfolio turnover rate ................................................................................. 91% 78%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Includes non-recurring expenses of offering costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 3.09% and 0.39%, respectively.
(h)
Annualized.
(i)
Includes non-recurring expenses of offering and organization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 3.52% and
0.71%, respectively.
(j)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 5.71% and 0.71%, respectively.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Annual Financial Statements and Additional Information

BlackRock Sustainable Advantage Global
Equity Fund
Investor A
Year Ended
04/30/25
Period from
06/21/23
(a)
to 04/30/24
Net asset value, beginning of period .....................................................................
$ 11.39  $ 10.00
Net investment income
(b)
.............................................................................
0 .11  0 .08
Net realized and unrealized gain ........................................................................
1 .22  1 .38
Net increase from investment operations .................................................................... 1.33  1.46
Distributions
(c)
– –
From net investment income .......................................................................... ( 0 .14 ) ( 0 .07 )
From net realized gain ............................................................................... ( 0 .84 ) —
Total distributions .................................................................................... (0.98) (0.07)
Net asset value, end of period .......................................................................... $ 11.74  $ 11.39
Total Return
(d)
Based on net asset value .............................................................................. 11.49% 14.71%
(e)
Ratios to Average Net Assets
(f)
Total expen ses .....................................................................................
3.60%
(g)
5.59%
(h) (i) (j)
Total expenses after fees waived and/or reimbursed ............................................................
0.96%
(g)
0.96%
(h) (i) (j)
Net investment income ...............................................................................
0.93% 0.86%
(h)
Supplemental Data
Net assets, end of period (000) .......................................................................... $ 252  $ 213
Portfolio turnover rate ................................................................................. 91% 78%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Includes non-recurring expenses of offering costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 3.30% and 0.66%, respectively.
(h)
Annualized.
(i)
Includes non-recurring expenses of offering and organization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 3.87% and
0.96%, respectively.
(j)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 5.96% and 0.96%, respectively.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Sustainable Advantage Global
Equity Fund
Class K
Year Ended
04/30/25
Period from
06/21/23
(a)
to 04/30/24
Net asset value, beginning of period .....................................................................
$ 11.40  $ 10.00
Net investment income
(b)
.............................................................................
0 .15  0 .10
Net realized and unrealized gain ........................................................................
1 .22  1 .39
Net increase from investment operations .................................................................... 1.37  1.49
Distributions
(c)
– –
From net investment income .......................................................................... ( 0 .17 ) ( 0 .09 )
From net realized gain ............................................................................... ( 0 .84 ) —
Total distributions .................................................................................... (1.01) (0.09)
Net asset value, end of period .......................................................................... $ 11.76  $ 11.40
Total Return
(d)
Based on net asset value .............................................................................. 11.88% 14.95%
(e)
Ratios to Average Net Assets
(f)
Total expen ses .....................................................................................
3.19%
(g)
4.98%
(h) (i) (j)
Total expenses after fees waived and/or reimbursed ............................................................
0.66%
(g)
0.66%
(h) (i) (j)
Net investment income ...............................................................................
1.24% 1.16%
(h)
Supplemental Data
Net assets, end of period (000) .......................................................................... $ 12,153  $ 11,175
Portfolio turnover rate ................................................................................. 91% 78%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Includes non-recurring expenses of offering costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 2.87% and 0.34%, respectively.
(h)
Annualized.
(i)
Includes non-recurring expenses of offering and organization costs. Without these costs, total expenses and total expenses after fees waived and/or reimbursed would have been 3.18% and
0.66%, respectively.
(j)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses and total expenses after fees waived and/or reimbursed would have been 5.37% and 0.66%, respectively.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2025
BlackRock Annual Financial Statements and Additional Information

BlackRock Sustainable Advantage International Equity Fund
Institutional
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Period from
08/18/20
(a)
to 04/30/21
Net asset value, beginning of period ..........................
$ 11.17  $ 10.39  $ 9.64  $ 12.08  $ 10.00
Net investment income
(b)
..................................
0 .29  0 .26  0 .24  0 .23  0 .13
Net realized and unrealized gain (loss) .........................
1 .31  0 .80  0 .82  ( 1 .16 ) 2 .01
Net increase (decrease) from investment operations ................. 1.60  1.06  1.06  (0.93) 2.14
Distributions
(c)
– – – – –
From net investment income ............................... ( 0 .42 ) ( 0 .28 ) ( 0 .31 ) ( 0 .27 ) ( 0 .06 )
From net realized gain .................................... —  —  —  ( 1 .24 ) ( 0 .00 )
(d)
Total distributions ......................................... (0.42) (0.28) (0.31) (1.51) (0.06)
Net asset value, end of period ............................... $ 12.35  $ 11.17  $ 10.39  $ 9.64  $ 12.08
Total Return
(e)
Based on net asset value ................................... 14.65% 10.40% 11.43% (9.13)% 21.53%
(f)
Ratios to Average Net Assets
(g)
Total expen ses ..........................................
2.20% 3.07% 4.29% 3.72% 3.40%
(h) (i)
Total expenses after fees waived and/or reimbursed .................
0.52% 0.50% 0.50% 0.50% 0.50%
(h)
Total expenses after fees waived and/or reimbursed and excluding interest expense .............................................
0.50% 0.50% 0.50% 0.50% 0.50%
(h)
Net investment income ....................................
2.51% 2.44% 2.60% 2.04% 1.69%
(h)
Supplemental Data
Net assets, end of period (000) ............................... $ 204  $ 204  $ 192  $ 174  $ 156
Portfolio turnover rate ...................................... 105% 89% 118% 116% 172%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 3.94%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Sustainable Advantage International Equity Fund
Investor A
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Period from
08/18/20
(a)
to 04/30/21
Net asset value, beginning of period ..........................
$ 11.17  $ 10.39  $ 9.63  $ 12.07  $ 10.00
Net investment income
(b)
..................................
0 .27  0 .23  0 .22  0 .21  0 .11
Net realized and unrealized gain (loss) .........................
1 .30  0 .81  0 .81  ( 1 .16 ) 2 .01
Net increase (decrease) from investment operations ................. 1.57  1.04  1.03  (0.95) 2.12
Distributions
(c)
– – – – –
From net investment income ............................... ( 0 .40 ) ( 0 .26 ) ( 0 .27 ) ( 0 .25 ) ( 0 .05 )
From net realized gain .................................... —  —  —  ( 1 .24 ) ( 0 .00 )
(d)
Total distributions ......................................... (0.40) (0.26) (0.27) (1.49) (0.05)
Net asset value, end of period ............................... $ 12.34  $ 11.17  $ 10.39  $ 9.63  $ 12.07
Total Return
(e)
Based on net asset value ................................... 14.35% 10.14% 11.12% (9.32)% 21.33%
(f)
Ratios to Average Net Assets
(g)
Total expen ses ..........................................
2.31% 3.41% 4.56% 4.02% 3.76%
(h) (i)
Total expenses after fees waived and/or reimbursed .................
0.77% 0.75% 0.75% 0.74% 0.75%
(h)
Total expenses after fees waived and/or reimbursed and excluding interest expense .............................................
0.75% 0.75% 0.75% 0.74% 0.75%
(h)
Net investment income ....................................
2.32% 2.18% 2.36% 1.85% 1.45%
(h)
Supplemental Data
Net assets, end of period (000) ............................... $ 880  $ 293  $ 265  $ 204  $ 140
Portfolio turnover rate ...................................... 105% 89% 118% 116% 172%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 4.31%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Annual Financial Statements and Additional Information

BlackRock Sustainable Advantage International Equity Fund
Class K
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Period from
08/18/20
(a)
to 04/30/21
Net asset value, beginning of period ..........................
$ 11.17  $ 10.39  $ 9.65  $ 12.08  $ 10.00
Net investment income
(b)
..................................
0 .31  0 .26  0 .25  0 .24  0 .13
Net realized and unrealized gain (loss) .........................
1 .30  0 .81  0 .80  ( 1 .16 ) 2 .01
Net increase (decrease) from investment operations ................. 1.61  1.07  1.05  (0.92) 2.14
Distributions
(c)
– – – – –
From net investment income ............................... ( 0 .43 ) ( 0 .29 ) ( 0 .31 ) ( 0 .27 ) ( 0 .06 )
From net realized gain .................................... —  —  —  ( 1 .24 ) ( 0 .00 )
(d)
Total distributions ......................................... (0.43) (0.29) (0.31) (1.51) (0.06)
Net asset value, end of period ............................... $ 12.35  $ 11.17  $ 10.39  $ 9.65  $ 12.08
Total Return
(e)
Based on net asset value ................................... 14.71% 10.46% 11.42% (9.00)% 21.55%
(f)
Ratios to Average Net Assets
(g)
Total expen ses ..........................................
2.04% 2.98% 4.05% 3.64% 3.15%
(h) (i)
Total expenses after fees waived and/or reimbursed .................
0.47% 0.45% 0.45% 0.45% 0.45%
(h)
Total expenses after fees waived and/or reimbursed and excluding interest expense .............................................
0.45% 0.45% 0.45% 0.45% 0.45%
(h)
Net investment income ....................................
2.67% 2.48% 2.65% 2.10% 1.72%
(h)
Supplemental Data
Net assets, end of period (000) ............................... $ 14,461  $ 15,140  $ 12,466  $ 10,770  $ 11,842
Portfolio turnover rate ...................................... 105% 89% 118% 116% 172%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 3.70%.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Tactical Opportunities Fund
Institutional
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
Net asset value, beginning of year .............................
$ 14.20  $ 14.41  $ 14.05  $ 14.05  $ 13.59
Net investment income
(a)
...................................
0 .23  0 .29  0 .15  0 .05  0 .05
Net realized and unrealized gain (loss) ..........................
0 .46  1 .07  0 .72  ( 0 .05 ) 0 .79
Net increase from investment operations .......................... 0.69  1.36  0.87  0.00  0.84
Distributions
(b)
– – – – –
From net investment income ................................ —  ( 1 .57 ) —  —  ( 0 .38 )
From net realized gain ..................................... —  —  ( 0 .51 ) —  —
Return of capital ......................................... —  —  —  —  ( 0 .00 )
(c)
Total distributions .......................................... —  (1.57) (0.51) —  (0.38)
Net asset value, end of year ................................. $ 14.89  $ 14.20  $ 14.41  $ 14.05  $ 14.05
Total Return
(d)
Based on net asset value .................................... 4.86% 10.19% 6.22% 0.00%
(e)
6.18%
Ratios to Average Net Assets
(f)
Total expen ses ...........................................
0.76% 0.81% 0.84% 0.79% 0.81%
Total expenses after fees waived and/or reimbursed ..................
0.76% 0.81% 0.83% 0.79% 0.80%
Total expenses after fees waived and/or reimbursed and excluding interest expense and professional fees for foreign withholding taxes ...........
0.76% 0.79% 0.83% 0.79% 0.80%
Net investment income .....................................
1.60% 2.02% 1.08% 0.33% 0.38%
Supplemental Data
Net assets, end of year (000) .................................. $ 2,399,494  $ 1,258,548  $ 954,744  $ 672,822  $ 464,694
Portfolio turnover rate ....................................... 108% 146% 172% 110% 136%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Amount is less than 0.005%.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Annual Financial Statements and Additional Information

BlackRock Tactical Opportunities Fund
Service
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
Net asset value, beginning of year .............................
$ 14.03  $ 14.27  $ 13.94  $ 13.97  $ 13.54
Net investment income
(a)
...................................
0 .19  0 .24  0 .12  0 .00
(b)
0 .01
Net realized and unrealized gain (loss) ..........................
0 .46  1 .06  0 .70  ( 0 .03 ) 0 .78
Net increase (decrease) from investment operations .................. 0.65  1.30  0.82  (0.03) 0.79
Distributions
(c)
– – – – –
From net investment income ................................ —  ( 1 .54 ) —  —  ( 0 .36 )
From net realized gain ..................................... —  —  ( 0 .49 ) —  —
Return of capital ......................................... —  —  —  —  ( 0 .00 )
(d)
Total distributions .......................................... —  (1.54) (0.49) —  (0.36)
Net asset value, end of year ................................. $ 14.68  $ 14.03  $ 14.27  $ 13.94  $ 13.97
Total Return
(e)
Based on net asset value .................................... 4.63% 9.80% 5.93% (0.21)% 5.86%
Ratios to Average Net Assets
(f)
Total expen ses ...........................................
1.03% 1.08% 1.11% 1.06% 1.07%
Total expenses after fees waived and/or reimbursed ..................
1.03% 1.07% 1.10% 1.06% 1.06%
Total expenses after fees waived and/or reimbursed and excluding interest expense and professional fees for foreign withholding taxes ...........
1.02% 1.05% 1.10% 1.06% 1.06%
Net investment income .....................................
1.34% 1.73% 0.82% 0.00%
(g)
0.08%
Supplemental Data
Net assets, end of year (000) .................................. $ 1,954  $ 1,560  $ 1,053  $ 953  $ 1,972
Portfolio turnover rate ....................................... 108% 146% 172% 110% 136%
(a)
Based on average shares outstanding.
(b)
Amount is less than $0.005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Amount is less than 0.005%.
Se e notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Tactical Opportunities Fund
Investor A
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
Net asset value, beginning of year ..............................
$ 14.00  $ 14.23  $ 13.90  $ 13.93  $ 13.49
Net investment income
(a)
....................................
0 .19  0 .24  0 .10  0 .00
(b)
0 .01
Net realized and unrealized gain (loss) ...........................
0 .46  1 .06  0 .71  ( 0 .03 ) 0 .77
Net increase (decrease) from investment operations ................... 0.65  1.30  0.81  (0.03) 0.78
Distributions
(c)
– – – – –
From net investment income ................................. —  ( 1 .53 ) —  —  ( 0 .34 )
From net realized gain ...................................... —  —  ( 0 .48 ) —  —
Return of capital .......................................... —  —  —  —  ( 0 .00 )
(d)
Total distributions ........................................... —  (1.53) (0.48) —  (0.34)
Net asset value, end of year .................................. $ 14.65  $ 14.00  $ 14.23  $ 13.90  $ 13.93
Total Return
(e)
Based on net asset value ..................................... 4.64% 9.84% 5.86% (0.22)% 5.77%
Ratios to Average Net Assets
(f)
Total expen ses ............................................
1.06% 1.08% 1.13% 1.08% 1.09%
Total expenses after fees waived and/or reimbursed ...................
1.05% 1.08% 1.13% 1.08% 1.09%
Total expenses after fees waived and/or reimbursed and excluding interest expense and professional fees for foreign withholding taxes ............
1.05% 1.06% 1.13% 1.08% 1.09%
Net investment income ......................................
1.33% 1.71% 0.75% 0.03% 0.09%
Supplemental Data
Net assets, end of year (000) ................................... $ 177,291  $ 185,827  $ 192,584  $ 187,461  $ 202,884
Portfolio turnover rate ........................................ 108% 146% 172% 110% 136%
(a)
Based on average shares outstanding.
(b)
Amount is less than $0.005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Amount is greater than $(0.005) per share.
(e)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Annual Financial Statements and Additional Information

BlackRock Tactical Opportunities Fund
Investor C
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
Net asset value, beginning of year ..............................
$ 13.46  $ 13.74  $ 13.47  $ 13.60  $ 13.13
Net investment income (loss)
(a)
................................
0 .09  0 .14  0 .01  ( 0 .10 ) ( 0 .09 )
Net realized and unrealized gain (loss) ...........................
0 .43  1 .01  0 .68  ( 0 .03 ) 0 .75
Net increase (decrease) from investment operations ................... 0.52  1.15  0.69  (0.13) 0.66
Distributions
(b)
– – – – –
From net investment income ................................. —  ( 1 .43 ) —  —  ( 0 .19 )
From net realized gain ...................................... —  —  ( 0 .42 ) —  —
Return of capital .......................................... —  —  —  —  ( 0 .00 )
(c)
Total distributions ........................................... —  (1.43) (0.42) —  (0.19)
Net asset value, end of year .................................. $ 13.98  $ 13.46  $ 13.74  $ 13.47  $ 13.60
Total Return
(d)
Based on net asset value ..................................... 3.86% 9.00% 5.19% (0.96)% 5.02%
Ratios to Average Net Assets
(e)
Total expen ses ............................................
1.76% 1.79% 1.83% 1.83% 1.84%
Total expenses after fees waived and/or reimbursed ...................
1.76% 1.79% 1.83% 1.83% 1.84%
Total expenses after fees waived and/or reimbursed and excluding interest expense and professional fees for foreign withholding taxes ............
1.75% 1.77% 1.83% 1.83% 1.84%
Net investment income (loss) ..................................
0.62% 1.00% 0.07% (0.72)% (0.65)%
Supplemental Data
Net assets, end of year (000) ................................... $ 9,147  $ 8,768  $ 9,665  $ 7,478  $ 8,665
Portfolio turnover rate ........................................ 108% 146% 172% 110% 136%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
BlackRock Tactical Opportunities Fund
Class K
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
Net asset value, beginning of year ..............................
$ 14.20  $ 14.41  $ 14.04  $ 14.02  $ 13.57
Net investment income
(a)
....................................
0 .26  0 .30  0 .15  0 .06  0 .07
Net realized and unrealized gain (loss) ...........................
0 .45  1 .08  0 .74  ( 0 .04 ) 0 .78
Net increase from investment operations ........................... 0.71  1.38  0.89  0.02  0.85
Distributions
(b)
– – – – –
From net investment income ................................. —  ( 1 .59 ) —  —  ( 0 .40 )
From net realized gain ...................................... —  —  ( 0 .52 ) —  —
Return of capital .......................................... —  —  —  —  ( 0 .00 )
(c)
Total distributions ........................................... —  (1.59) (0.52) —  (0.40)
Net asset value, end of year .................................. $ 14.91  $ 14.20  $ 14.41  $ 14.04  $ 14.02
Total Return
(d)
Based on net asset value ..................................... 5.00% 10.33% 6.36% 0.14% 6.25%
Ratios to Average Net Assets
(e)
Total expen ses ............................................
0.63% 0.68% 0.69% 0.66% 0.67%
Total expenses after fees waived and/or reimbursed ...................
0.62% 0.67% 0.68% 0.66% 0.66%
Total expenses after fees waived and/or reimbursed and excluding interest expense and professional fees for foreign withholding taxes ............
0.62% 0.66% 0.68% 0.66% 0.66%
Net investment income ......................................
1.76% 2.11% 1.05% 0.44% 0.49%
Supplemental Data
Net assets, end of year (000) ................................... $ 237,243  $ 296,528  $ 337,297  $ 777,280  $ 779,750
Portfolio turnover rate ........................................ 108% 146% 172% 110% 136%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Notes to Financial Statements
2025
BlackRock Annual Financial Statements and Additional Information

1. ORGANIZATION
BlackRock Funds
SM
 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional, Service and Class K Shares are sold only to certain eligible investors. Service, Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
(a)
Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Multi-Asset Complex.
On February 20, 2025, the Board of Trustees of the Trust (the “Board”) approved a change in the name of each Fund as described below and certain changes to each Fund’s investment objective, investment strategy and investment process. The changes for BlackRock Sustainable Advantage Emerging Markets Equity Fund and BlackRock
Sustainable Advantage International Equity Fund are expected to become effective on or about August 28, 2025 and the changes for BlackRock Sustainable Advantage
Global Equity Fund will become effective on June 12, 2025.
BlackRock Sustainable Advantage Emerging Markets Equity Fund will be renamed BlackRock Sustainable Aware Advantage Emerging Markets Equity Fund. The investment objective of the Fund is to seek to provide long-term capital appreciation while seeking to maintain certain environmental, social and governance (“ESG”) characteristics and climate risk exposure relative to the Fund’s benchmark. In connection with the Fund’s name change, the Fund’s 80% investment policy will change to seek to invest, under normal market conditions, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities issued by, or tied economically to, companies in emerging markets and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities.
BlackRock Sustainable Advantage Global Equity Fund will be renamed BlackRock Sustainable Aware Advantage Global Equity Fund. The investment objective of the Fund is to seek to provide long-term capital appreciation while seeking to maintain certain ESG characteristics and climate risk exposure relative to the Fund’s benchmark. In connection with the Fund’s name change, the Fund’s 80% investment policy will change to seek to invest, under normal market conditions, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities and equity-like instruments of companies that are components of, or have characteristics similar to, the companies included in the benchmark and derivatives that provide investment exposure to such securities.
BlackRock Sustainable Advantage International Equity Fund will be renamed BlackRock Sustainable Aware Advantage International Equity Fund. The investment objective of the Fund is to seek to provide long-term capital appreciation while seeking to maintain certain ESG characteristics and climate risk exposure relative to the Fund’s benchmark. In connection with the Fund’s name change, the Fund’s 80% investment policy will change to seek to invest, under normal market conditions, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in non-U.S. equity securities and equity-like instruments of companies that are components of, or have characteristics similar to, the companies included in the benchmark and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such securities.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Fund Name Herein Referred To As
Diversification
Classification
BlackRock Emerging Markets ex-China Fund ...................................... Emerging Markets ex-China Non-Diversified
BlackRock Sustainable Advantage Emerging Markets Equity Fund ........................ Sustainable Advantage Emerging Markets Equity Diversified
BlackRock Sustainable Advantage Global Equity Fund ................................ Sustainable Advantage Global Equity Diversified
BlackRock Sustainable Advantage International Equity Fund ............................ Sustainable Advantage International Equity Diversified
BlackRock Tactical Opportunities Fund .......................................... Tactical Opportunities Diversified
Share Class Initial Sales Charge
Contingent Deferred
Sales Charges (“CDSC”)
Conversion Privilege
Institutional, Service and Class K Shares ............................. No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years

Notes to Financial Statements
(continued)

Notes to Financial Statements
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Certain Russian securities held by Sustainable Advantage Emerging Markets Equity declared dividends during the period. However, there is no assurance these dividends can be collected by the Fund due to restrictions imposed by the Russian government. As a result, the Fund has not recognized investment income associated with these
Russian securities. Any future recognition of these dividend payments, or other dividends of Russian securities declared in prior periods subject to the same or similar restrictions imposed by Russia or other government agencies, could have a material accretive effect on the Fund's net asset value per share.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2025 , if any, are disclosed in the Statements of Assets and Liabilities.
Consistent with U.S. GAAP accrual requirements for uncertain tax positions, each Fund recognizes tax reclaims when the Fund determines that it is more likely than not that each Fund will sustain its position that it is due the reclaim.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S.
federal income tax regulations, which may differ from U.S. GAAP.
Offering Costs: Offering costs are amortized over a 12-month period beginning with the commencement of operations of a class of shares.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment
Disclosures (“ASU 2023-07”) during the period. The Funds' adoption of the new standard impacted financial statement disclosures only and did not affect each Fund's financial position or results of operations.
The Chief Financial Officer acts as the Funds' Chief Operating Decision Maker (“CODM") and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds' financial statements.

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies.
If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the
Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid
(long positions) or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks

Notes to Financial Statements
(continued)

Notes to Financial Statements
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/
or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches,

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

As of period end, the following tables are a summary of the Funds' securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name/Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
(b)
Emerging Markets ex-China
BofA Securities, Inc. ...........................
$ 55,635
$ (55,635)
$ —
$ —
Tactical Opportunities
Citigroup Global Markets, Inc. ....................
52,662
(52,662)
—
—
Morgan Stanley ..............................
9,230
(9,212)
—
18
SG Americas Securities LLC .....................
195,484
(195,484)
—
—
$ 257,376
$ (257,358)
$ —
$ 18
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities
(b)
The market value of the loaned securities is determined as of April 30, 2025. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.
senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending:  Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the  Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

Notes to Financial Statements
(continued)

Notes to Financial Statements
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and
Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation
(depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid
to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that each Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Funds and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the  Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Funds may enter into forward interest rate swaps and forward total return swaps. In a forward swap, each Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master
Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

Notes to Financial Statements
(continued)

Notes to Financial Statements
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of  the Funds , entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
With respect to Emerging Markets ex-China and Tactical Opportunities, the Manager entered into separate sub-advisory agreements with each of BlackRock International
Limited (“BIL”), BlackRock (Singapore) Limited (“BSL”) and BlackRock Asset Management North Asia Limited ("BAMNA") (collectively, the “Sub-Advisers”), each an affiliate of the Manager, as applicable. The Manager pays BIL and BAMNA for services they provide for that portion of Emerging Markets ex-China for which BIL and BAMNA, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by Emerging Markets ex-China to the Manager. The Manager
pays BSL and BAMNA for services they provide for that portion of Tactical Opportunities for which BSL and BAMNA, as applicable, acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by Tactical Opportunities to the Manager.
Service and Distribution Fees: The Trust, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments,
LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the year ended April 30, 2025, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Administration: The Trust, on behalf of each Fund, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.
Investment Advisory Fees
Average Daily Net Assets
Emerging Markets
ex- China
Sustainable
Advantage
Emerging Markets
Equity
Sustainable
Advantage Global
Equity
Sustainable
Advantage
International
Equity
First $1 billion .............................................................. 0.810% 0.800% 0.660% 0.450%
$1 billion - $3 billion .......................................................... 0.760 0.750 0.620 0.420
$3 billion - $5 billion .......................................................... 0.730 0.720 0.590 0.410
$5 billion - $10 billion ......................................................... 0.700 0.700 0.570 0.390
Greater than $10 billion ........................................................ 0.690 0.680 0.560 0.380
Investment
Advisory Fees
Average Daily Net Assets
Tactical
Opportunities
First $1 billion ......................................................................................................... 0.550%
$1 billion - $2 billion ..................................................................................................... 0.500
$2 billion - $3 billion ..................................................................................................... 0.475
Greater than $3 billion ................................................................................................... 0.450
Share Class Service Fees Distribution Fees
Service .................................................................................................. 0.25% — %
Investor A ................................................................................................. 0.25 —
Investor C ................................................................................................. 0.25 0.75
Fund Name Service Investor A Investor C Total
Emerging Markets ex-China .............................................................. $ — $ 370 $ — $ 370
Sustainable Advantage Emerging Markets Equity ................................................ — 495 — 495
Sustainable Advantage Global Equity ........................................................ — 608 — 608
Sustainable Advantage International Equity .................................................... — 1,175 — 1,175
Tactical Opportunities ................................................................... 4,848 450,764 88,048 543,660
Average Daily Net Assets Administration Fees
First $500 million ...................................................................................................... 0.0425%
$500 million - $1 billion .................................................................................................. 0.0400
$1 billion - $2 billion .................................................................................................... 0.0375
$2 billion - $4 billion .................................................................................................... 0.0350
$4 billion - $13 billion ................................................................................................... 0.0325
Greater than $13 billion .................................................................................................. 0.0300

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the year ended April 30, 2025, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year ended April 30, 2025, Tactical Opportunities paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of Operations:
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended April 30, 2025, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
For the year ended April 30, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Other Fees: For the  year ended  April 30, 2025 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A
Shares as follows:
For the year ended April 30, 2025, affiliates received CDSCs as follows:
Expense Limitations, Waivers, Reimbursements and Recoupments: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not "interested persons" of the Trust, as defined in the 1940 Act ("Independent Trustees"), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitations described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended April 30, 2025, the amounts waived were as follows:
Fund Name Institutional Service Investor A Investor C Class K Total
Emerging Markets ex-China .............................................. $ 6,871 $ — $ 29 $ — $ 986 $ 7,886
Sustainable Advantage Emerging Markets Equity ................................ 49 — 40 — 2,118 2,207
Sustainable Advantage Global Equity ........................................ 25 — 49 — 2,433 2,507
Sustainable Advantage International Equity .................................... 42 — 94 — 2,856 2,992
Tactical Opportunities ................................................... 346,576 388 36,061 1,761 52,731 437,517
Fund Name Institutional
Tactical Opportunities ....................................................................................................... $ 263,174
Fund Name Institutional Service Investor A Investor C Class K Total
Sustainable Advantage Emerging Markets Equity ................................ $ 57 $ — $ 50 $ — $ 37 $ 144
Sustainable Advantage International Equity .................................... 98 — 161 — 38 297
Tactical Opportunities ................................................... 3,974 113 77,444 1,580 639 83,750
Fund Name Institutional Service Investor A Investor C Class K Total
Emerging Markets ex-China .............................................. $ 445 $ — $ 249 $ — $ 292 $ 986
Sustainable Advantage Emerging Markets Equity ................................ 267 — 523 — 423 1,213
Sustainable Advantage Global Equity ........................................ 293 — 465 — 277 1,035
Sustainable Advantage International Equity .................................... 319 — 674 — 731 1,724
Tactical Opportunities ................................................... 2,409,313 2,987 323,118 11,784 639 2,747,841
Fund Name Other Fees
Sustainable Advantage Global Equity ........................................................................................... $ 12
Sustainable Advantage International Equity ....................................................................................... 12
Tactical Opportunities ...................................................................................................... 5,037
Fund Name Investor C
Tactical Opportunities ....................................................................................................... $ 1,997
Fund Name
Fees Waived
and/or
Reimbursed
by the
Manager
Emerging Markets ex-China ............................................................................................. $ 1,239
Sustainable Advantage Emerging Markets Equity ............................................................................... 212
Sustainable Advantage Global Equity ....................................................................................... 108
Sustainable Advantage International Equity ................................................................................... 282
Tactical Opportunities .................................................................................................. 68,858

Notes to Financial Statements
(continued)

Notes to Financial Statements
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended April 30, 2025, the Manager waived $2,993 in investment advisory fees with respect to Emerging Markets ex-China pursuant to these arrangements.
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026 for Emerging Markets ex-China, Sustainable Advantage
Emerging Markets Equity, Sustainable Advantage Global Equity and Sustainable Advantage International Equity, unless approved by the Board, including a majority of the
Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. For the year ended April 30, 2025, the amounts included in fees waived and/
or reimbursed by the Manager in the Statements of Operations were as follows:
The following Funds also had a waiver of administration fees, which are included in Administration fees waived in the Statements of Operations. For the year ended April 30,
2025, the amounts were as follows:
Fund Name Institutional Service Investor A Investor C Class K
Emerging Markets ex-China ................................................... 0.86 % N/A 1.11 % N/A 0.81%
Sustainable Advantage Emerging Markets Equity ..................................... 0.86 N/A 1.11 N/A 0.81
Sustainable Advantage Global Equity ............................................. 0.71 N/A 0.96 N/A 0.66
Sustainable Advantage International Equity ......................................... 0.50 N/A 0.75 N/A 0.45
Tactical Opportunities ........................................................ 0.89 1.17% 1.37 2.14% 0.84
Fund Name
Fees Waived
and/or
Reimbursed
by the
Manager
Emerging Markets ex-China ................................................................................................... $ 349,654
Sustainable Advantage Emerging Markets Equity ..................................................................................... 302,722
Sustainable Advantage Global Equity ............................................................................................. 308,325
Sustainable Advantage International Equity ......................................................................................... 223,676
Fund Name
Administration
Fees Waived
Emerging Markets ex-China ................................................................................................... $ 1,458
Sustainable Advantage Emerging Markets Equity ..................................................................................... 4,691
Sustainable Advantage Global Equity ............................................................................................. 5,328
Sustainable Advantage International Equity ......................................................................................... 6,359

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statements of Operations. For the year ended April 30, 2025, class specific expense waivers and/or reimbursements were as follows:
With respect to the contractual expense limitation, if during a Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:
(1) each Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and
(2) the Manager or an affiliate continues to serve as a Fund’s investment adviser or administrator.
This repayment applies only to the contractual expense limitation on net expenses and does not apply to the contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective March 15, 2030, the repayment arrangement between Emerging Markets ex-China and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under Emerging Markets ex-China's contractual caps on net expenses will be terminated.
Effective June 21, 2030, the repayment arrangement between Sustainable Advantage Global Equity and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under Sustainable Advantage Global Equity's contractual caps on net expenses will be terminated.
As of April 30, 2025, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement were as follows:
Fund Name/Share Class
Administration Fees
Waived by the Manager
— Class Specific
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
— Class Specific
Emerging Markets ex-China
Investor A ..................................................................................... $ 28 $ 179
Class K ...................................................................................... 986 292
$ 1,014 $ 471
Sustainable Advantage Emerging Markets Equity
Institutional .................................................................................... 37 164
Investor A ..................................................................................... 40 424
Class K ...................................................................................... 2,118 423
$ 2,195 $ 1,011
Sustainable Advantage Global Equity
Institutional .................................................................................... 24 233
Investor A ..................................................................................... 49 343
Class K ...................................................................................... 2,432 277
$ 2,505 $ 853
Sustainable Advantage International Equity
Institutional .................................................................................... 42 214
Investor A ..................................................................................... 94 439
Class K ...................................................................................... 2,856 731
$ 2,992 $ 1,384
Expiring April 30,
2026 2027
Emerging Markets ex-China
Fund Level ...................................................................................... $ 422,649 $ 351,112
Institutional ...................................................................................... 301 —
Investor A ....................................................................................... 340 207
Class K ......................................................................................... 1,457 1,278
Sustainable Advantage Global Equity
Fund Level ...................................................................................... 399,706 313,653
Institutional ...................................................................................... 278 257
Investor A ....................................................................................... 275 392
Class K ......................................................................................... 2,081 2,709

Notes to Financial Statements
(continued)

Notes to Financial Statements
The following fund level and class specific waivers and/or reimbursements previously recorded by Emerging Markets ex-China, which were subject to recoupment by the
Manager, expired on April 30, 2025:
Securities Lending:  The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, Tactical Opportunities retains 81% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, Tactical Opportunities, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 84% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Prior to January 1, 2025, commencing the business day following the date that the aggregate securities lending income earned across the BlackRockMulti-Asset Complex in a calendar year exceeded a specified threshold, each Fund would retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excluded collateral investment fees), and this amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.
Pursuant to the current securities lending agreement, Emerging Markets ex-China, Sustainable Advantage Emerging Markets Equity, Sustainable Advantage Global Equity
and Sustainable Advantage International Equity retain 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds specified thresholds, Emerging Markets ex-China, Sustainable Advantage Emerging Markets Equity, Sustainable Advantage Global Equity and Sustainable
Advantage International Equity, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the year ended
April 30, 2025, each Fund paid BIM the following amounts for securities lending agent services:
Interfund Lending: In accordance with an exemptive order (the “Order”) from the SEC, each Fund participated in a joint lending and borrowing facility for temporary purposes
(the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by each Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Funds did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the  Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.
Fund Level ............................................................................................................. $ 76,494
Institutional ............................................................................................................. 30
Investor A .............................................................................................................. 29
Class K ............................................................................................................... 118
Fund Name Amounts
Emerging Markets ex-China ................................................................................................. $ 216
Sustainable Advantage Emerging Markets Equity ................................................................................... 15
Sustainable Advantage Global Equity ........................................................................................... 12
Tactical Opportunities ...................................................................................................... 6,554

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the year ended April 30, 2025, the purchase and sale transactions and any net realized gains (losses) with affiliated funds in compliance with Rule 17a-7 under the 1940 Act were as follows:
7. PURCHASES AND SALES
For the year ended April 30, 2025, purchases and sales of investments, including paydowns/payups, and excluding short-term securities, were as follows:
8. INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, permanent differences attributable to non-deductible expenses, net operating loss and distributions paid in excess of taxable income were reclassified to the following accounts:
The tax character of distributions paid was as follows:
Fund Name Purchases Sales
Net Realized
Gain (Loss)
Tactical Opportunities ................................................................... $ 334,605,713 $ 284,238,045 $ 4,405,508
Other Securities
Fund Name Purchases Sales
Emerging Markets ex-China .............................................................................. $ 31,547,766 $ 75,813,925
Sustainable Advantage Emerging Markets Equity ................................................................ 16,952,752 17,567,629
Sustainable Advantage Global Equity ........................................................................ 11,314,275 11,336,242
Sustainable Advantage International Equity .................................................................... 15,431,036 17,377,263
Tactical Opportunities ................................................................................... 2,215,765,054 1,606,949,209
Fund Name Paid-in Capital
Accumulated
Earnings (Loss)
Emerging Markets ex-China ................................................................... $ (29,696) $ 29,696
Sustainable Advantage Global Equity ............................................................. (10,788) 10,788
Tactical Opportunities ........................................................................ (39,511,118) 39,511,118
Fund Name
Year Ended
04/30/25
Year Ended
04/30/24
Emerging Markets ex-China
Ordinary income ........................................................................................... $ 1,660,302 $ 298,621
Long-term capital gains ...................................................................................... $ 28,072 $ —
$ 1,688,374 $ 298,621
Sustainable Advantage Emerging Markets Equity
Ordinary income ........................................................................................... $ 220,177 $ 242,898
Sustainable Advantage Global Equity
Ordinary income ........................................................................................... $ 772,481 $ 87,437
Long-term capital gains ...................................................................................... $ 249,622 $ —
$ 1,022,103 $ 87,437
Sustainable Advantage International Equity
Ordinary income ........................................................................................... $ 517,320 $ 380,760
Tactical Opportunities
Ordinary income ........................................................................................... $ — $ 162,740,087

Notes to Financial Statements
(continued)

Notes to Financial Statements
As of April 30, 2025, the tax components of accumulated earnings (loss) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and straddles, the realization for tax purposes of unrealized gains (losses) on certain futures and foreign currency exchange contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the timing and recognition of partnership income, the accounting for swap agreements and the characterization of corporate actions.
(c)
The Fund has elected to defer these qualified late-year losses and recognize such losses in the next taxable year.
During the year ended April 30, 2025, the Funds listed below utilized the following amounts of their respective capital loss carryforwards:
As of April 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Trust, on behalf of each Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended April 30, 2025, the Funds did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Funds invest  in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) lack of reliable settlement procedures and significant delays in registering the transfer of securities; (iii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iv)
lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements and accounting, auditing and
Fund Name
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Qualified Late-Year
Capital Losses
(c)
Qualified Late-Year
Ordinary Losses
(c)
Total
Emerging Markets ex-China .... $ — $ — $ — $ (52,090) $ (1,091,869) $ (141,343) $ (1,285,302)
Sustainable Advantage Emerging
Markets Equity ............ 143,749 — (2,016,004) 854,084 — — (1,018,171)
Sustainable Advantage Global
Equity .................. 166,454 190,259 — 1,425,340 — — 1,782,053
Sustainable Advantage International
Equity .................. 146,579 319,335 — 2,519,728 — — 2,985,642
Tactical Opportunities ......... — — — 181,660,169 — — 181,660,169
Fund Name Amount Utilized
Sustainable Advantage International Equity ................................................................................... $ 730,406
Tactical Opportunities .................................................................................................. 36,043,446
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Emerging Markets ex-China .......................................... $ 9,799,265 $ 554,490 $ (590,468) $ (35,978)
Sustainable Advantage Emerging Markets Equity ............................ 9,907,709 1,548,602 (673,636) 874,966
Sustainable Advantage Global Equity .................................... 11,100,799 1,857,048 (431,799) 1,425,249
Sustainable Advantage International Equity ................................ 13,008,213 2,770,069 (254,466) 2,515,603
Tactical Opportunities .............................................. 1,968,574,673 553,286,451 (232,547,401) 320,739,050

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

financial reporting standards; and (v) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.
Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedules of Investments.
Certain Funds invest a substantial amount of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in those countries may have a significant impact on their investment performance and could affect the income from, or the value or liquidity of, the Fund's portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedules of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.

Notes to Financial Statements
(continued)

Notes to Financial Statements
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several
European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’
investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European
Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the
Funds’ investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in China or with significant exposure to Chinese issuers. Investments in Chinese securities, including certain Hong Kong-listed securities, involve risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and the Fund’s investments. Reduction in spending on Chinese products and services, supply chain diversification, institution of tariffs, sanctions or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
d
Year Ended
04/30/25
Year Ended
04/30/24
Fund Name/Share Class
Shares Amount Shares Amount
Emerging Markets ex-China
Institutional
Shares sold ..........................................
525,196 $ 5,936,584 4,237,618 $ 50,003,645
Shares issued in reinvestment of distributions .....................
4,029 45,809 546 5,923
Shares redeemed ......................................
(4,175,882) (47,718,000) (329) (3,609)
(3,646,657) $ (41,735,607) 4,237,835 $ 50,005,959
Investor A
Shares sold ..........................................
3,362 $ 40,826 2,184 $ 24,298
Shares issued in reinvestment of distributions .....................
185 2,197 591 6,409
Shares redeemed ......................................
(1,746) (19,269) (1,476) (16,610)
1,801 $ 23,754 1,299 $ 14,097
Class K
Shares sold ..........................................
2,307 $ 26,948 — $ —
Shares issued in reinvestment of distributions .....................
37 418 26,410 286,289
Shares redeemed ......................................
(218,761) (2,497,786) — —
(216,417) $ (2,470,420) 26,410 $ 286,289
(3,861,273) $ (44,182,273) 4,265,544 $ 50,306,345

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

d
Year Ended
04/30/25
Year Ended
04/30/24
Fund Name/Share Class
Shares Amount Shares Amount
Sustainable Advantage Emerging Markets Equity
Institutional
Shares sold ..........................................
4,141 $ 36,795 14,253 $ 117,635
Shares issued in reinvestment of distributions .....................
315 2,824 28 229
Shares redeemed ......................................
(641) (5,638) (767) (6,034)
3,815 $ 33,981 13,514 $ 111,830
Investor A
Shares sold ..........................................
— $ — 1,129 $ 9,694
Shares issued in reinvestment of distributions .....................
186 1,671 285 2,309
Shares redeemed ......................................
(54) (500) (5,024) (41,699)
132 $ 1,171 (3,610) $ (29,696)
Class K
Shares sold ..........................................
32,859 $ 294,210 53,401 $ 437,194
Shares issued in reinvestment of distributions .....................
2,054 18,413 2,876 23,335
Shares redeemed ......................................
(103,166) (932,060) (62,494) (506,615)
(68,253) $ (619,437) (6,217) $ (46,086)
(64,306) $ (584,285) 3,687 $ 36,048
d
Year Ended
04/30/25
Period from
06/21/23
(a)
to 04/30/24
Fund Name/Share Class
Shares Amount Shares Amount
Sustainable Advantage Global Equity
Institutional
Shares sold ..........................................
219 $ 2,607 10,162 $ 101,800
Shares issued in reinvestment of distributions .....................
563 6,899 — —
Shares redeemed ......................................
(120) (1,408) — —
662 $ 8,098 10,162 $ 101,800
Investor A
Shares sold ..........................................
2,773 $ 33,104 19,807 $ 203,109
Shares issued in reinvestment of distributions .....................
1,249 15,259 36 378
Shares redeemed ......................................
(1,339) (16,268) (1,099) (12,624)
2,683 $ 32,095 18,744 $ 190,863
Class K
Shares sold ..........................................
— $ — 980,000 $ 9,800,000
Shares issued in reinvestment of distributions .....................
53,335 653,889 — —
53,335 $ 653,889 980,000 $ 9,800,000
56,680 $ 694,082 1,008,906 $ 10,092,663

Notes to Financial Statements
(continued)

Notes to Financial Statements
(a)
Commencement of operations.
d
Year Ended
04/30/25
Year Ended
04/30/24
Fund Name/Share Class
Shares Amount Shares Amount
Sustainable Advantage International Equity
Institutional
Shares sold ..........................................
5,583 $ 65,699 578 $ 6,246
Shares issued in reinvestment of distributions .....................
230 2,657 192 2,005
Shares redeemed ......................................
(7,496) (86,829) (996) (11,133)
(1,683) $ (18,473) (226) $ (2,882)
Investor A
Shares sold ..........................................
47,960 $ 563,510 1,977 $ 21,741
Shares issued in reinvestment of distributions .....................
961 11,011 347 3,639
Shares redeemed ......................................
(3,807) (44,460) (1,586) (17,077)
45,114 $ 530,061 738 $ 8,303
Class K
Shares sold ..........................................
384,632 $ 4,504,032 257,013 $ 2,712,340
Shares issued in reinvestment of distributions .....................
11,803 135,410 4,855 50,788
Shares redeemed ......................................
(581,253) (6,799,219) (106,661) (1,129,846)
(184,818) $ (2,159,777) 155,207 $ 1,633,282
(141,387) $ (1,648,189) 155,719 $ 1,638,703
Tactical Opportunities
Institutional
Shares sold ..........................................
106,043,902 $ 1,549,238,845 51,047,388 $ 721,103,598
Shares issued in reinvestment of distributions .....................
— — 6,807,607 92,812,966
Shares redeemed ......................................
(33,574,075) (490,925,640) (35,440,679) (500,994,297)
72,469,827 $ 1,058,313,205 22,414,316 $ 312,922,267
Service
Shares sold ..........................................
86,839 $ 1,228,299 49,087 $ 690,610
Shares issued in reinvestment of distributions .....................
— — 9,658 129,951
Shares redeemed ......................................
(64,898) (933,708) (21,380) (299,252)
21,941 $ 294,591 37,365 $ 521,309
Investor A
Shares sold and automatic conversion of shares ....................
779,060 $ 11,257,782 800,016 $ 11,194,310
Shares issued in reinvestment of distributions .....................
— — 1,443,647 19,461,095
Shares redeemed ......................................
(1,945,636) (27,738,750) (2,503,639) (35,049,284)
(1,166,576) $ (16,480,968) (259,976) $ (4,393,879)
Investor C
Shares sold ..........................................
127,846 $ 1,767,191 118,340 $ 1,597,374
Shares issued in reinvestment of distributions .....................
— — 69,329 902,134
Shares redeemed and automatic conversion of shares ...............
(124,955) (1,691,206) (240,031) (3,250,247)
2,891 $ 75,985 (52,362) $ (750,739)
Class K
Shares sold ..........................................
2,558,843 $ 37,039,983 3,575,140 $ 50,290,070
Shares issued in reinvestment of distributions .....................
— — 1,161,761 15,842,177
Shares redeemed ......................................
(7,538,081) (108,060,005) (7,251,413) (103,586,996)
(4,979,238) $ (71,020,022) (2,514,512) $ (37,454,749)
66,348,845 $ 971,182,791 19,624,831 $ 270,844,209

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

As of April 30, 2025, shares owned by BlackRock Financial Management, Inc., an affiliate of the Funds, were as follows:
12. SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were issued and the following items were noted:
Effective June 12, 2025, BlackRock Sustainable Advantage Global Equity Fund changed its name to BlackRock Sustainable Aware Advantage Global Equity Fund. Additionally,
the Board approved the closure of the Fund to new and subsequent investments and thereafter to liquidate the Fund. Accordingly, effective 4:00 p.m. (Eastern time) on July
11, 2025, the Fund will no longer accept orders to purchase Fund shares. On or about July 18, 2025, (the “Liquidation Date”), all of the assets of the Fund will be liquidated completely, the shares of any shareholders on the Liquidation Date will be redeemed at the NAV per share and the Fund will then be terminated as a series of the Trust.
Fund Name Institutional Investor A Class K
Emerging Markets ex-China .......................................................................... 92,104 10,633 287,688
Sustainable Advantage Emerging Markets Equity ............................................................ 11,079 11,055 1,086,167
Sustainable Advantage Global Equity .................................................................... 10,541 10,525 1,033,335
Sustainable Advantage International Equity ................................................................ 11,387 11,365 691,900
Tactical Opportunities ............................................................................... — — 211,736

Report of Independent Registered Public Accounting Firm

Report of Independent Registered Public Accounting Firm
To the Shareholders of BlackRock Emerging Markets ex-China Fund, BlackRock Sustainable Advantage Emerging Markets Equity Fund, BlackRock Sustainable Advantage
Global Equity Fund, BlackRock Sustainable Advantage International Equity Fund, BlackRock Tactical Opportunities Fund, and the Board of Trustees of BlackRock Funds
SM
:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of BlackRock Emerging Markets ex-China Fund, BlackRock Sustainable Advantage Emerging Markets
Equity Fund, BlackRock Sustainable Advantage Global Equity Fund, BlackRock Sustainable Advantage International Equity Fund, and BlackRock Tactical Opportunities
Fund of BlackRock Funds
SM
(the “Funds”), including the schedules of investments, as of April 30, 2025, the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for the periods indicated in the table below, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of April 30, 2025, and the results of their operations for the year then ended, the changes in their net assets and the financial highlights for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2025, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
June 25, 2025
We have served as the auditor of one or more BlackRock investment companies since 1992.
Fund Statements of Changes in Net
Assets
Financial Highlights
BlackRock Emerging Markets ex-China Fund For each of the two years in the period ended April 30, 2025
For the two years ended
April 30, 2025 and for the
period from March 29, 2023
(commencement of operations)
through April 30, 2023
BlackRock Sustainable Advantage Global Equity Fund For the year ended April 30,
2025 and for the period from
June 21, 2023 (commencement
of operations) through April 30,
2024
For the year ended April 30,
2025 and for the period from
June 21, 2023 (commencement
of operations) through April 30,
2024
BlackRock Sustainable Advantage Emerging Markets Equity Fund and BlackRock
Sustainable Advantage International Equity Fund
For each of the two years in the
period ended April 30, 2025
For each of the four years in
the period ended April 30, 2025
and for the period from August
18, 2020 (commencement of
operations) through April 30,
2021
BlackRock Tactical Opportunities Fund For each of the two years in the period ended April 30, 2025
For each of the five years in the
period ended April 30, 2025

Important Tax Information
(unaudited)
2025
BlackRock Annual Financial Statements and Additional Information

The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended April 30, 2025:
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended April 30, 2025:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as capital gain dividends, subject to a long-term capital gains tax rate as noted
below, for the fiscal year ended April 30, 2025:
The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended April 30, 2025 :
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended
April 30, 2025:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended April 30, 2025 qualified for the dividends-received deduction for corporate shareholders:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended April 30, 2025:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends and qualified short-term capital gains eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended April 30, 2025:
Fund Name
Qualified Dividend
Income
Emerging Markets ex-China ........................................................................................... $ 713,038
Sustainable Advantage Emerging Markets Equity ............................................................................. 253,333
Sustainable Advantage Global Equity ..................................................................................... 225,503
Sustainable Advantage International Equity ................................................................................. 445,785
Fund Name
Qualified Business
Income
Sustainable Advantage Global Equity ..................................................................................... $ 175
Fund Name
20% Rate Long-Term
Capital Gain Dividends
Emerging Markets ex-China ........................................................................................... $ 28,072
Sustainable Advantage Global Equity ..................................................................................... 249,622
Fund Name
Foreign Source
Income Earned
Foreign
Taxes Paid
Emerging Markets ex-China ........................................................................ $ 712,124 $ 232,057
Sustainable Advantage Emerging Markets Equity .......................................................... 325,624 85,084
Sustainable Advantage International Equity .............................................................. 441,268 51,163
Fund Name Federal Obligation Interest
Emerging Markets ex-China ........................................................................................... $ 27,055
Sustainable Advantage Emerging Markets Equity ............................................................................. 5,197
Sustainable Advantage Global Equity ..................................................................................... 2,351
Sustainable Advantage International Equity ................................................................................. 7,683
Fund Name
Dividends-Received
Deduction
Emerging Markets ex-China ........................................................................................... 1 .17%
Sustainable Advantage Global Equity ..................................................................................... 16 .03
Fund Name Interest Dividends
Emerging Markets ex-China ........................................................................................... $ 76,175
Sustainable Advantage Emerging Markets Equity ............................................................................. 10,068
Sustainable Advantage Global Equity ..................................................................................... 4,589
Sustainable Advantage International Equity ................................................................................. 12,857
Fund Name
Interest-Related
Dividends
Qualified Short-Term
Capital Gains
Emerging Markets ex-China ........................................................................ $ 54,546 $ 874,198
Sustainable Advantage Emerging Markets Equity .......................................................... 10,475 —
Sustainable Advantage Global Equity .................................................................. 4,739 598,074
Sustainable Advantage International Equity .............................................................. 15,486 —

Additional Information

Additional Information
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent directors/trustees of the Trust is paid by the Trust, on behalf of the Funds.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select "Access Your Account"
3. Next, select "eDelivery" in the "Related Resources" box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock Asset Management North Asia Limited
(a)(b)
Hong Kong
BlackRock (Singapore) Limited
(a)
079912 Singapore
BlackRock International Limited
(b)
Edinburgh, EH3 8JB, United Kingdom
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Sidley Austin LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809
(a)
For BlackRock Tactical Opportunities Fund.
(b)
For BlackRock Emerging Markets ex-China Fund.

Glossary of Terms Used in these Financial Statements

Glossary of Terms Used in these Financial Statements
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNY Chinese Yuan
CZK Czech Koruna
EUR Euro
GBP British Pound
HKD Hong Kong Dollar
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
NZD New Zealand Dollar
PLN Polish Zloty
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TWD Taiwan New Dollar
USD United States Dollar
ZAR South African Rand
Portfolio Abbreviation
ADR American Depositary Receipts
BBR Australian Bank Bill Rate
BZDIOVER Overnight Brazil CETIP — Interbank Rate
CD_KSDA Certificates of Deposit by the Korean Securities Dealers Association
CDO Collateralized Debt Obligation
CDI Crest Depository Interests
CNREPOFIX_CFXS China Fixing Repo Rates
CVR Contingent Value Rights
EURIBOR Euro Interbank Offered Rate
GDR Global Depositary Receipts
HIBOR Hong Kong Interbank Offered Rate
JIBAR Johannesburg Interbank Average Rate
MIBOR Mumbai Interbank Offered Rate
MSCI Morgan Stanley Capital International
MXIBTIIE Mexico Interbank TIIE
Nasdaq National Association of Securities Dealers Automated Quotations
NVDR Non-Voting Depository Receipts
OMX Stockholm Nordic Exchange
OTC Over-the-counter
PCL Public Company Limited
PJSC Public Joint Stock Company
PRIBOR Prague Interbank Offered Rate
REIT Real Estate Investment Trust
REPO_CORRA Canadian Overnight Repo Rate
SARON Swiss Average Rate Overnight
SCA Svenska Cellulosa Aktiebolaget
SONIA Sterling Overnight Interbank Average Rate
SOFR Secured Overnight Financing Rate
SORA Singapore Overnight Rate Average
STIBOR Stockholm Interbank Offered Rate
THOR Thailand Overnight Repo Rate ON
TWCPBA Taiwan Secondary Markets Bills Rate
WIBOR Warsaw Interbank Offered Rate

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies - Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers  – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached.
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds SM

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock FundsSM

Date: June 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock FundsSM

Date: June 25, 2025

By:     /s/ Trent Walker
          Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock FundsSM

Date: June 25, 2025